UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (96.83%)
Consumer Discretionary (15.98%)
Amazon.com Inc. (a)	8,300	$4,927,212
AutoZone Inc. (a)	4,000	3,186,760
Best Buy Co. Inc.	68,500	2,222,140
Comcast Corp. Class A	133,300	8,141,964
Darden Restaurants Inc.	42,400	2,811,120
Foot Locker Inc.	43,100	2,779,950
Home Depot Inc., The	67,100	8,953,153
L Brands Inc.	28,700	2,520,147
Lear Corp.	23,000	2,556,910
Lowe’s Companies Inc.	35,100	2,658,825
Netflix Inc. (a)	27,900	2,852,217
NIKE Inc. Class B	45,000	2,766,150
O’Reilly Automotive Inc. (a)	21,400	5,856,324
Ross Stores Inc.	52,300	3,028,170
Scripps Networks Interactive Class A	44,000	2,882,000
Skechers U.S.A. Inc. Class A (a)	85,600	2,606,520
Starbucks Corp.	96,500	5,761,050
Time Warner Inc.	70,800	5,136,540
Ulta Salon, Cosmetics & Fragrance Inc. (a)	33,400	6,470,916
Under Armour Inc. Class A (a)	43,200	3,664,656
VF Corp.	80,400	5,206,704

		86,989,428

Consumer Staples (11.25%)
Clorox Co., The	10,500	1,323,630
Colgate-Palmolive Co.	83,600	5,906,340
ConAgra Foods Inc.	66,300	2,958,306
Constellation Brands Inc. Class A	24,800	3,747,032
Costco Wholesale Corp.	17,200	2,710,376
CVS Health Corp.	25,500	2,645,115
Estee Lauder Companies Inc. Class A, The	15,000	1,414,650
General Mills Inc.	75,700	4,795,595
Hormel Foods Corp.	125,200	5,413,648
JM Smucker Co., The	40,600	5,271,504
Kroger Co., The	106,600	4,077,450
McCormick & Company Inc.	64,500	6,416,460
Monster Beverage Corp. (a)	19,300	2,574,234
PepsiCo Inc.	55,700	5,708,136
Sysco Corp.	65,100	3,042,123
Walgreens Boots Alliance Inc.	38,400	3,234,816

		61,239,415

Energy (5.81%)
Antero Resources Corp. (a)	55,500	1,380,285
Chevron Corp.	56,000	5,342,400
EOG Resources Inc.	63,100	4,579,798
EQT Corp.	32,500	2,185,950
Exxon Mobil Corp.	79,200	6,620,328
Marathon Petroleum Corp.	51,200	1,903,616
Schlumberger Ltd.	53,700	3,960,375
Tesoro Corp.	33,700	2,898,537
Valero Energy Corp.	42,900	2,751,606

		31,622,895

	Shares	Value
Common Stocks (Cont.)
Financials (13.01%)
Ally Financial Inc. (a)	131,100	$2,454,192
American International Group Inc.	119,700	6,469,785
Bank of America Corp.	498,000	6,732,960
Chubb Ltd.	49,100	5,850,265
Discover Financial Services	49,900	2,540,908
Equinix Inc.	8,400	2,777,964
FactSet Research Systems Inc.	15,800	2,394,174
Hartford Financial Services Group Inc., The	115,100	5,303,808
Invesco Ltd.	130,138	4,004,346
JPMorgan Chase & Co.	141,200	8,361,864
Public Storage	9,900	2,730,717
Reinsurance Group of America Inc.	31,700	3,051,125
Santander Consumer USA Holdings Inc. (a)	229,100	2,403,259
Simon Property Group Inc.	32,000	6,646,080
Wells Fargo & Co.	188,500	9,115,860

		70,837,307

Health Care (12.22%)
Abbott Laboratories	133,700	5,592,671
Aetna Inc.	68,000	7,639,800
Allergan PLC (a)	8,800	2,358,664
Becton, Dickinson and Co.	35,700	5,419,974
Cardinal Health Inc.	95,600	7,834,420
Centene Corp. (a)	25,700	1,582,349
Cigna Corp.	35,800	4,913,192
DENTSPLY SIRONA Inc.	43,000	2,650,090
DexCom Inc. (a)	35,000	2,376,850
Edwards Lifesciences Corp. (a)	35,600	3,140,276
Gilead Sciences Inc.	27,700	2,544,522
Henry Schein Inc. (a)	17,400	3,003,762
Incyte Corp. (a)	45,600	3,304,632
Johnson & Johnson	85,600	9,261,920
United Therapeutics Corp. (a)	18,900	2,106,027
UnitedHealth Group Inc.	21,600	2,784,240

		66,513,389

Industrials (14.25%)
Alaska Air Group Inc.	40,100	3,289,002
American Airlines Group Inc.	59,600	2,444,196
Boeing Co., The	38,800	4,925,272
Delta Air Lines Inc.	79,100	3,850,588
Equifax Inc.	25,200	2,880,108
FedEx Corp.	25,900	4,214,448
General Dynamics Corp.	55,654	7,311,266
HD Supply Holdings Inc. (a)	83,900	2,774,573
Honeywell International Inc.	77,100	8,639,055
Lockheed Martin Corp.	14,300	3,167,450
Raytheon Co.	22,100	2,710,123
Southwest Airlines Co.	117,200	5,250,560
Spirit AeroSystems Holdings Class A (a)	56,600	2,567,376
Stanley Black & Decker Inc.	27,100	2,851,191
Union Pacific Corp.	96,800	7,700,440

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Continental Holdings Inc. (a)	73,000	$4,369,780
United Technologies Corp.	57,600	5,765,760
Waste Management Inc.	47,900	2,826,100

		77,537,288

Information Technology (19.23%)
Alphabet Inc. Class C (a)	3,700	2,756,315
Amdocs Ltd.	136,000	8,217,120
Amphenol Corp. Class A	50,400	2,914,128
Apple Inc.	117,525	12,809,050
Booz Allen Hamilton Holding Corp.	188,712	5,714,199
Broadcom Ltd.	20,300	3,136,350
CDW Corp. of Delaware	79,600	3,303,400
DST Systems Inc.	46,800	5,277,636
eBay Inc. (a)	113,700	2,712,882
Electronic Arts Inc. (a)	51,900	3,431,109
Facebook Inc. Class A (a)	46,300	5,282,830
Fidelity National Information Services Inc.	38,300	2,424,773
Fiserv Inc. (a)	40,300	4,133,974
Global Payments Inc.	67,600	4,414,280
Jack Henry & Associates Inc.	32,300	2,731,611
Juniper Networks Inc.	101,100	2,579,061
Lam Research Corp.	37,300	3,080,980
Micron Technology Inc. (a)	228,200	2,389,254
Microsoft Corp.	173,900	9,604,497
PayPal Holdings Inc. (a)	139,200	5,373,120
Texas Instruments Inc.	95,900	5,506,578
Total System Services Inc.	57,700	2,745,366
VeriSign Inc. (a)	46,400	4,108,256

		104,646,769

Materials (1.96%)
Dow Chemical Co., The	45,900	2,334,474
Sherwin-Williams Co., The	29,300	8,340,831

		10,675,305

Telecommunication Services (1.01%)
Verizon Communications Inc.	101,300	5,478,304

Utilities (2.11%)
NextEra Energy Inc.	43,300	5,124,122
WEC Energy Group Inc.	105,600	6,343,392

		11,467,514

Total Common Stocks
(cost $444,189,892)		527,007,614

	Shares	Value
Short-term Investments (3.19%)
JPMorgan U.S. Government Money Market Fund	17,332,263	$17,332,263

Total Short-term Investments
(cost $17,332,263)		17,332,263

TOTAL INVESTMENTS (100.02%)
(cost $ 461,522,155)		544,339,877
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(91,176)

NET ASSETS (100.00%)		$544,248,701

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.90%)
Consumer Discretionary (15.12%)
1-800-FLOWERS.COM Inc. (a)	155,100	$1,222,188
Bassett Furniture Industries Inc.	45,600	1,452,816
BJ’s Restaurants Inc. (a)	16,210	673,850
Brunswick Corp.	35,240	1,690,815
Burlington Stores Inc. (a)	21,820	1,227,157
Cooper-Standard Holding Inc. (a)	18,800	1,350,592
Cracker Barrel Old Country Store Inc.	4,050	618,314
Dollar Tree Inc. (a)	15,640	1,289,674
Foot Locker Inc.	13,980	901,710
Harman International Industries Inc.	16,910	1,505,666
Helen of Troy Ltd. (a)	6,610	685,391
Isle of Capri Casinos Inc. (a)	125,400	1,755,600
Leggett & Platt Inc.	14,340	694,056
Lennar Corp. Class A	36,250	1,753,050
LGI Homes Inc. (a)	60,800	1,471,968
Lions Gate Entertainment Corp.	11,430	249,746
Live Nation Entertainment Inc. (a)	58,650	1,308,482
Marriott International Inc. Class A	10,790	768,032
Marriott Vacations Worldwide Corp.	21,300	1,437,750
Mohawk Industries Inc. (a)	22,540	4,302,886
Perry Ellis International Inc. (a)	60,600	1,115,646
Polaris Industries Inc.	11,950	1,176,836
Restoration Hardware Holdings Inc. (a)	11,430	478,917
Royal Caribbean Cruises Ltd.	17,870	1,468,020
Sally Beauty Holdings Inc. (a)	22,640	733,083
Signet Jewelers Ltd.	11,790	1,462,314
Sportsman’s Warehouse Holdings Inc. (a)	127,700	1,609,020
Stage Stores Inc.	64,300	518,258
Time Inc.	84,000	1,296,960
Tractor Supply Co.	19,870	1,797,440
Ulta Salon, Cosmetics & Fragrance Inc. (a)	3,700	716,838
Zagg Inc. (a)	65,000	585,650

		39,318,725

Consumer Staples (6.66%)
Cal-Maine Foods Inc.	26,600	1,380,806
Casey’s General Stores Inc.	18,770	2,127,016
Central Garden & Pet Co. Class A (a)	104,400	1,700,676
Constellation Brands Inc. Class A	7,030	1,062,163
Estee Lauder Companies Inc.
Class A, The	9,660	911,035
Hormel Foods Corp.	18,940	818,966
Ingles Markets Inc. Class A	28,100	1,053,750
Lancaster Colony Corp.	5,000	552,850
National Beverage Corp. (a)	30,600	1,294,992
Sanderson Farms Inc.	21,100	1,902,798
Snyder’s-Lance Inc.	36,840	1,159,723
Spectrum Brands Holdings Inc.	3,940	430,563
SUPERVALU Inc. (a)	120,000	691,200
TreeHouse Foods Inc. (a)	6,000	520,500
WhiteWave Foods Co. (a)	42,270	1,717,853

		17,324,891

	Shares	Value
Common Stocks (Cont.)
Energy (3.89%)
Alon USA Energy Inc.	87,800	$906,095
Concho Resources Inc. (a)	12,000	1,212,480
Green Plains Inc.	86,700	1,383,732
Newfield Exploration Co. (a)	45,870	1,525,178
Patterson-UTI Energy Inc.	84,370	1,486,599
Renewable Energy Group Inc. (a)	138,100	1,303,664
Scorpio Tankers Inc.	164,200	957,286
Ship Finance International Ltd.	97,400	1,352,886

		10,127,920

Financials (28.25%)
American Campus Communities Inc.	26,750	1,259,655
American Equity Investment Life Holding Co.	54,500	915,600
Argo Group International Holdings Ltd.	22,000	1,262,580
Beneficial Bancorp Inc. (a)	96,700	1,323,823
Brixmor Property Group Inc.	39,870	1,021,469
Capitol Federal Financial Inc.	123,200	1,633,632
Cash America International Inc.	56,300	2,175,432
CBRE Group Inc. Class A (a)	100,340	2,891,799
Clifton Bancorp Inc.	62,400	943,488
CNO Financial Group Inc.	82,900	1,485,568
Colony Starwood Homes	56,300	1,393,425
Customers Bancorp Inc. (a)	56,900	1,344,547
E*TRADE Financial Corp. (a)	74,130	1,815,444
Equinix Inc.	8,160	2,698,594
Extra Space Storage Inc.	7,960	743,942
FBL Financial Group Inc. Class A	26,100	1,605,672
FCB Financial Holdings Inc. Class A (a)	48,300	1,606,458
First BanCorp (a)	218,000	636,560
Geo Group Inc., The	32,800	1,137,176
Gramercy Property Trust	232,200	1,962,090
Healthcare Trust of America Inc. Class A	41,690	1,226,520
Heritage Insurance Holdings Inc.	62,800	1,002,916
Impac Mortgage Holdings Inc. (a)	72,500	1,005,575
Intercontinental Exchange Inc.	9,220	2,167,991
Invesco Ltd.	25,240	776,635
Investors Bancorp Inc.	133,300	1,551,612
Ladder Capital Corp.	105,477	1,313,189
Lazard Ltd. Class A	23,760	921,888
Mid-America Apartment Communities Inc.	9,820	1,003,702
National Western Life Group Inc. Class A	6,700	1,545,221
Navigators Group Inc., The (a)	16,400	1,375,468
Nelnet Inc. Class A	42,100	1,657,477
Northwest Bancshares Inc.	134,100	1,811,691
Old Republic International Corp.	53,550	978,894
OneBeacon Insurance Group Ltd. Class A	101,000	1,285,730
PrivateBancorp Inc.	36,100	1,393,460
Progressive Corp., The	35,140	1,234,820

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Prologis Inc.	45,920	$2,028,746
Provident Financial Services Inc.	67,300	1,358,787
Ramco-Gershenson Properties Trust	88,300	1,592,049
Selective Insurance Group Inc.	49,200	1,801,212
Signature Bank (a)	7,370	1,003,204
State Auto Financial Corp.	28,800	635,328
Summit Hotel Properties Inc.	141,400	1,692,558
SVB Financial Group (a)	6,080	620,464
Synovus Financial Corp.	61,250	1,770,738
Talmer Bancorp Inc. Class A	99,500	1,799,955
Valley National Bancorp	153,400	1,463,436
Walker & Dunlop Inc. (a)	54,300	1,317,861
Webster Financial Corp.	38,600	1,385,740
Western Alliance Bancorp (a)	35,980	1,201,012
Wilshire Bancorp Inc.	164,600	1,695,380

		73,476,213

Health Care (8.61%)
Acadia Healthcare Company Inc. (a)	24,740	1,363,423
Akorn Inc. (a)	16,560	389,657
AMN Healthcare Services Inc. (a)	53,500	1,798,135
BioMarin Pharmaceutical Inc. (a)	11,180	922,126
Boston Scientific Corp. (a)	43,130	811,275
Cross Country Healthcare Inc. (a)	97,600	1,135,088
Endo International PLC (a)	26,030	732,744
Envision Healthcare Holdings (a)	35,830	730,932
Horizon Pharma PLC (a)	38,230	633,471
Illumina Inc. (a)	6,740	1,092,621
Incyte Corp. (a)	10,200	739,194
LHC Group Inc. (a)	30,900	1,098,804
Medivation Inc. (a)	12,330	566,933
MEDNAX Inc. (a)	24,030	1,552,819
Owens & Minor Inc.	41,600	1,681,472
PDL BioPharma Inc.	284,200	946,386
Perrigo Co. PLC	9,090	1,162,884
RadNet Inc. (a)	18,200	87,906
Triple-S Management Corp. Class B (a)	56,000	1,392,160
Universal Health Services Inc. Class B	10,980	1,369,426
VCA Inc. (a)	17,650	1,018,228
Zoetis Inc.	26,510	1,175,188

		22,400,872

Industrials (13.86%)
A.O. Smith Corp.	25,380	1,936,748
ABM Industries Inc.	57,500	1,857,825
Acco Brands Corp. (a)	213,000	1,912,740
Acuity Brands Inc.	5,860	1,278,300
Advanced Drainage Systems Inc.	62,200	1,324,860
Atlas Air Worldwide Holdings Inc. (a)	29,600	1,251,192
Comfort Systems USA Inc.	47,400	1,505,898
Cubic Corp.	36,300	1,450,548
General Cable Corp.	78,800	962,148
Global Brass & Copper Holdings Inc.	85,500	2,133,225
HD Supply Holdings Inc. (a)	49,770	1,645,894
Ingersoll-Rand PLC	5,910	366,479

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Insteel Industries Inc.	46,000	$1,406,220
JetBlue Airways Corp. (a)	65,100	1,374,912
Lennox International Inc.	11,940	1,614,169
Mistras Group Inc. (a)	53,300	1,320,241
Owens Corning Inc.	37,890	1,791,439
Robert Half International Inc.	31,360	1,460,749
SkyWest Inc.	106,600	2,130,934
Snap-on Inc.	8,770	1,376,802
Southwest Airlines Co.	57,670	2,583,616
Textainer Group Holdings Ltd.	83,200	1,234,688
Titan Machinery Inc. (a)	99,400	1,149,064
Toro Co., The	11,390	980,907

		36,049,598

Information Technology (12.88%)
Amkor Technology Inc. (a)	349,200	2,056,789
Amphenol Corp. Class A	24,210	1,399,822
Analog Devices Inc.	13,410	793,738
Broadcom Ltd.	8,840	1,365,780
Cadence Design Systems Inc. (a)	38,090	898,162
Convergys Corp.	61,700	1,713,409
CoStar Group Inc. (a)	7,560	1,422,565
EarthLink Holdings Corp.	159,900	906,633
Euronet Worldwide Inc. (a)	26,230	1,943,905
Extreme Networks Inc. (a)	422,400	1,313,664
Fortinet Inc. (a)	27,410	839,568
Gartner Inc. (a)	11,040	986,424
j2 Global Inc.	19,800	1,219,284
Lam Research Corp.	25,190	2,080,694
M/A-COM Technology Solutions Holdings Inc. (a)	38,090	1,667,961
Mentor Graphics Corp.	54,600	1,110,018
NXP Semiconductors NV (a)	12,400	1,005,268
ON Semiconductor Corp. (a)	148,420	1,423,348
Palo Alto Networks Inc. (a)	10,070	1,642,820
Sanmina Corp. (a)	89,400	2,090,172
Tableau Software Inc. (a)	8,210	376,593
Tech Data Corp. (a)	17,500	1,343,475
Total System Services Inc.	23,130	1,100,525
TTM Technologies Inc. (a)	165,700	1,101,905
Tyler Technologies Inc. (a)	13,300	1,710,513

		33,513,035

Materials (5.00%)
American Vanguard Corp. (a)	96,300	1,519,614
Innospec Inc.	36,100	1,565,296
Louisiana-Pacific Corp. (a)	83,000	1,420,960
Rayonier Advanced Materials Inc.	137,600	1,307,200
Schnitzer Steel Industries Inc. Class A	83,600	1,541,584
Sherwin-Williams Co., The	4,170	1,187,074
Vulcan Materials Co.	42,310	4,466,667

		13,008,395

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (1.20%)
Atlantic Tele-Network Inc.	19,100	$1,448,353
Windstream Holdings Inc.	218,600	1,678,848

		3,127,201

Utilities (2.43%)
American Water Works Co. Inc.	25,370	1,748,754
Laclede Group Inc., The	29,200	1,978,300
Otter Tail Corp.	46,100	1,365,482
Talen Energy Corp. (a)	136,500	1,228,500

		6,321,036

Total Common Stocks
(cost $243,653,318)		254,667,886

Short-term Investments (2.99%)
JPMorgan U.S. Government Money Market Fund	7,788,198	7,788,198

Total Short-term Investments
(cost $7,788,198)		7,788,198

TOTAL INVESTMENTS (100.89%)
(cost $251,441,516)		262,456,084
LIABILITIES, NET OF OTHER ASSETS (-0.89%)		(2,321,259)

NET ASSETS (100.00%)		$260,134,825

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (96.33%)
Australia (5.10%)
carsales.com Ltd.	160,033	$1,442,638
Domino’s Pizza Enterprises Ltd.	75,371	3,320,945
REA Group Ltd.	51,039	2,113,867

		6,877,450

Austria (0.63%)
Erste Group Bank AG (a)	30,321	852,206

Belgium (1.15%)
Anheuser-Busch InBev SA/NV	12,523	1,556,804

Brazil (0.12%)
Ambev SA	15,500	81,129
Ambev SA ADR	15,544	80,518

		161,647

Canada (4.31%)
Barrick Gold Corp.	16,344	221,952
Concordia Healthcare Corp.	49,344	1,262,902
Constellation Software Inc.	3,109	1,273,020
Dollarama Inc.	33,829	2,380,468
IMAX Corp. (a)	21,695	674,498

		5,812,840

China (2.75%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	20,473	1,617,981
Ctrip.com International Ltd. ADR (a)	47,180	2,088,187

		3,706,168

Colombia (1.31%)
Bancolombia SA Sponsored ADR	21,422	732,204
Cementos Argos SA	117,143	453,657
Grupo Argos SA	25,749	172,146
Grupo Aval Acciones y Valores SA ADR	15,428	119,258
Grupo de Inversiones Suramericana	22,093	293,787

		1,771,052

Denmark (3.55%)
Novo Nordisk A/S Class B	88,356	4,792,556

France (11.25%)
Air Liquide SA	6,100	686,413
AXA SA	48,383	1,139,088
Cie Generale des Etablissements Michelin Class B	12,401	1,269,011
Essilor International SA	13,585	1,678,006
Hermes International	228	80,284
JC Decaux SA	63,535	2,781,245
Legrand SA	9,550	535,143
L’Oreal SA	7,252	1,299,285
LVMH Moet Hennessy Louis Vuitton SE	6,071	1,039,683
Pernod Ricard SA	12,135	1,353,225

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Schneider Electric SE (Paris)	19,726	$1,246,663
Unibail-Rodamco SE (Amsterdam)	7,216	1,985,440
Unibail-Rodamco SE (Paris)	253	69,611

		15,163,097

Germany (6.84%)
Allianz SE Reg.	7,065	1,149,213
Daimler AG Registered Shares	7,704	590,591
Fresenius Medical Care AG & Co. KGaA	7,364	652,260
Fresenius SE & Co. KGaA	13,434	981,549
Linde AG	8,360	1,218,119
SAP SE	39,543	3,199,214
Scout24 AG (a) (b)	41,438	1,438,145

		9,229,091

Hong Kong (2.11%)
MGM China Holdings Ltd.	18,800	28,646
Tencent Holdings Ltd.	137,800	2,815,562

		2,844,208

Ireland (2.90%)
Medtronic PLC	25,456	1,909,200
Ryanair Holdings PLC SP ADR	23,357	2,004,498

		3,913,698

Italy (0.77%)
Yoox Net-A-Porter Group SpA (a)	33,608	1,031,401

Japan (7.15%)
Dentsu Inc.	15,800	793,194
Fanuc Corp.	6,700	1,040,913
Hoya Corp.	5,000	190,191
Japan Tobacco Inc.	26,136	1,089,145
LIXIL Group Corp.	5,100	103,998
OMRON Corp.	8,000	238,126
Ono Pharmaceutical Co. Ltd.	34,500	1,460,682
SMC Corp.	3,000	696,788
START TODAY Co. Ltd.	33,100	1,335,235
Sundrug Co. Ltd.	18,400	1,376,587
Tokio Marine Holdings Inc.	39,000	1,316,807

		9,641,666

Malaysia (0.36%)
Genting Berhad	179,300	450,375
Genting BHD Warrants (a)	59,490	34,003

		484,378

Netherlands (3.87%)
ASML Holding NV	21,122	2,145,820
Heineken NV	17,112	1,550,924
Mobileye NV (a)	22,488	838,578

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NXP Semiconductors NV (a)	8,404	$681,312

		5,216,634

Spain (0.87%)
Banco Bilbao Vizcaya Argentaria SA	175,643	1,167,606

Sweden (1.73%)
Atlas Copco AB Class A	51,143	1,287,040
Investor AB B Shares	21,622	765,456
Sandvik AB	26,782	277,115

		2,329,611

Switzerland (7.32%)
Compagnie Financiere Richemont SA Reg.	16,360	1,081,253
LafargeHolcim Ltd. Reg. (a)	14,449	679,661
Nestle SA Reg.	23,350	1,744,784
Novartis AG Reg.	19,235	1,394,290
Roche Holding AG	8,752	2,154,436
Swatch Group AG, The	2,260	782,909
Syngenta AG Reg.	1,773	737,559
UBS Group AG	80,607	1,298,531

		9,873,423

United Kingdom (19.11%)
ARM Holdings PLC	90,150	1,312,906
Auto Trader Group PLC (b)	371,429	2,080,512
Diageo PLC	61,747	1,668,591
Domino’s Pizza Group PLC	143,557	2,078,330
Glencore PLC	159,374	360,061
Hargreaves Lansdown PLC	70,062	1,352,420
Indivior PLC	75,364	176,542
Liberty Global PLC Class A (a)	6,469	249,056
Liberty Global PLC Series C (a)	42,311	1,589,201
Lloyds Banking Group PLC	1,474,771	1,440,758
Nielsen Holdings PLC	37,050	1,951,053
Paysafe Group PLC (a)	344,073	2,093,818
Reckitt Benckiser Group PLC	40,431	3,908,043
Rolls-Royce Holdings PLC	146,076	1,430,846
Shire PLC	31,916	1,814,779
Standard Chartered PLC	156,844	1,064,500
Worldpay Group PLC (a) (b)	304,485	1,203,057

		25,774,473

United States (13.13%)
Alphabet Inc. Class A (a)	2,608	1,989,643
Facebook Inc. Class A (a)	17,827	2,034,061
Freeport-McMoRan Inc.	38,316	396,188
Las Vegas Sands Corp.	52,085	2,691,753
lululemon athletica inc. (a)	10,064	681,433
MasterCard Inc. Class A	28,478	2,691,171
Norwegian Cruise Line Holdings Ltd. (a)	37,313	2,063,036
Schlumberger Ltd.	24,432	1,801,860

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Wynn Resorts Ltd.	35,875	$3,351,801

		17,700,946

Total Common Stocks
(cost $110,366,772)		129,900,955

Preferred Stocks (0.02%)
Colombia (0.02%)
Grupo de Inversiones Suramericana	2,052	26,808

Total Preferred Stocks
(cost $28,685)		26,808

Short-term Investments (4.24%)
State Street Institutional U.S. Government Money Market Fund	5,712,248	5,712,248

Total Short-term Investments
(cost $5,712,248)		5,712,248

TOTAL INVESTMENTS (100.59%)
(cost $116,107,705)		135,640,011
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.59%)		(793,502)

NET ASSETS (100.00%)		$134,846,509

(a)	Non-income producing security.

(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $4,721,714 or 3.50% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$38,170,690	28.14
Euro	32,696,949	24.10
British Pound	21,985,163	16.21
Swiss Franc	9,873,423	7.28
Japanese Yen	9,641,666	7.11
Australian Dollar	6,877,450	5.07
Canadian Dollar	4,916,390	3.62
Danish Krone	4,792,556	3.53
Hong Kong Dollar	2,844,208	2.10
Swedish Krona	2,329,611	1.72
Colombian Peso	946,398	0.70
Malaysian Ringgit	484,378	0.36
Brazilian Real	81,129	0.06

Total Investments	$135,640,011	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$34,580,405	25.64
Information Technology	29,095,564	21.58
Health Care	18,467,393	13.69
Consumer Staples	15,709,035	11.65
Financials	14,773,693	10.96
Industrials	10,574,057	7.84
Materials	4,925,756	3.65
Energy	1,801,860	1.34

Total Stocks	129,927,763	96.35
Short-term Investments	5,712,248	4.24
Liabilities, Net of Cash and Other Assets	(793,502)	(0.59)

Net Assets	$134,846,509	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (95.91%)
Consumer Discretionary (12.37%)
Advance Auto Parts Inc.	4,657	$746,706
Amazon.com Inc. (a) (b)	24,683	14,652,816
AutoNation Inc. (b)	4,824	225,184
AutoZone Inc. (b)	1,936	1,542,392
Bed Bath & Beyond Inc. (b)	10,462	519,334
Best Buy Co. Inc.	18,080	586,515
BorgWarner Inc.	13,946	535,526
Cablevision Systems Corp. Class A	14,375	474,375
CarMax Inc. (b)	12,574	642,531
Carnival Corp.	28,768	1,518,087
CBS Corp. Class B	26,954	1,484,896
Chipotle Mexican Grill Inc. (b)	1,927	907,559
Coach Inc.	17,719	710,355
Comcast Corp. Class A	155,700	9,510,156
Darden Restaurants Inc.	7,370	488,631
Delphi Automotive PLC	17,790	1,334,606
Discovery Communications Inc. Class A (b)	9,316	266,717
Discovery Communications Inc. Class C (b)	15,605	421,335
Dollar General Corp.	18,471	1,581,118
Dollar Tree Inc. (b)	14,918	1,230,138
DR Horton Inc.	20,936	632,895
Expedia Inc.	7,665	826,440
Ford Motor Co.	249,310	3,365,685
GameStop Corp. Class A	6,660	211,322
GAP Inc., The	14,195	417,333
Garmin Ltd.	7,281	290,949
General Motors Co.	90,068	2,830,837
Genuine Parts Co.	9,610	954,850
Goodyear Tire & Rubber Co., The	17,362	572,599
H&R Block Inc.	15,187	401,241
Hanesbrands Inc.	25,018	709,010
Harley-Davidson Inc.	11,803	605,848
Harman International Industries Inc.	4,657	414,659
Hasbro Inc.	7,225	578,722
Home Depot Inc., The	81,080	10,818,504
Interpublic Group of Companies Inc., The	26,257	602,598
Johnson Controls Inc.	41,203	1,605,681
Kohl’s Corp.	12,211	569,155
L Brands Inc.	16,184	1,421,117
Leggett & Platt Inc.	8,828	427,275
Lennar Corp. Class A	11,606	561,266
Lowe’s Companies Inc.	58,529	4,433,572
Macy’s Inc.	20,020	882,682
Marriott International Inc. Class A	12,305	875,870
Mattel Inc.	21,710	729,890
McDonald’s Corp.	57,682	7,249,474
Michael Kors Holdings Ltd. (b)	11,502	655,154
Mohawk Industries Inc. (b)	4,051	773,336
Netflix Inc. (b)	27,414	2,802,533
Newell Rubbermaid Inc.	17,082	756,562
News Corp. Class A	25,331	323,477
News Corp. Class B	6,468	85,701
NIKE Inc. Class B	86,313	5,305,660
Nordstrom Inc.	8,231	470,896

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	15,400	$1,281,742
O’Reilly Automotive Inc. (b)	6,182	1,691,766
Priceline Group Inc., The (b)	3,166	4,080,847
PulteGroup Inc.	19,912	372,554
PVH Corp.	5,148	509,961
Ralph Lauren Corp.	3,831	368,772
Ross Stores Inc.	25,721	1,489,246
Royal Caribbean Cruises Ltd.	10,905	895,846
Scripps Networks Interactive Class A	5,873	384,682
Signet Jewelers Ltd.	5,077	629,700
Staples Inc.	42,038	463,679
Starbucks Corp.	94,422	5,636,993
Starwood Hotels & Resorts Worldwide Inc.	10,854	905,549
Target Corp.	38,533	3,170,495
TEGNA Inc.	14,031	329,167
Tiffany & Co.	7,240	531,271
Time Warner Cable Inc.	18,126	3,708,942
Time Warner Inc.	50,516	3,664,936
TJX Companies Inc., The	42,902	3,361,372
Tractor Supply Co.	8,621	779,856
TripAdvisor Inc. (b)	7,253	482,324
Twenty-First Century Fox Inc. Class A	72,551	2,022,722
Twenty-First Century Fox Inc. Class B	26,901	758,608
Under Armour Inc. Class A (b)	11,701	992,596
Urban Outfitters Inc. (b)	5,384	178,157
VF Corp.	21,598	1,398,686
Viacom Inc. Class B	22,077	911,339
Walt Disney Co., The	95,966	9,530,383
Whirlpool Corp.	4,998	901,339
Wyndham Worldwide Corp.	7,084	541,430
Wynn Resorts Ltd.	5,329	497,888
Yum! Brands Inc.	26,204	2,144,797

		148,159,415

Consumer Staples (9.97%)
Altria Group Inc.	125,181	7,843,843
Archer-Daniels-Midland Co.	37,946	1,377,819
Brown-Forman Corp. Class B	6,524	642,418
Campbell Soup Co.	11,484	732,564
Church & Dwight Co. Inc.	8,392	773,575
Clorox Co., The	8,198	1,033,440
Coca-Cola Co., The	248,878	11,545,450
Coca-Cola Enterprises Inc.	13,441	681,996
Colgate-Palmolive Co.	57,022	4,028,604
ConAgra Foods Inc.	27,520	1,227,942
Constellation Brands Inc. Class A	11,233	1,697,194
Costco Wholesale Corp.	28,125	4,431,938
CVS Health Corp.	70,194	7,281,224
Dr. Pepper Snapple Group Inc.	11,995	1,072,593
Estee Lauder Companies Inc. Class A, The	14,148	1,334,298
General Mills Inc.	37,959	2,404,703
Hershey Co., The	9,249	851,740
Hormel Foods Corp.	17,158	741,912
JM Smucker Co., The	7,599	986,654

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kellogg Co.	16,200	$1,240,110
Kimberly-Clark Corp.	23,071	3,103,280
Kraft Heinz Co., The	38,103	2,993,372
Kroger Co., The	62,471	2,389,516
McCormick & Company Inc.	7,404	736,550
Mead Johnson Nutrition Co. Class A	11,996	1,019,300
Molson Coors Brewing Co. Class B	11,785	1,133,481
Mondelez International Inc. Class A	100,428	4,029,171
Monster Beverage Corp. (b)	9,538	1,272,178
PepsiCo Inc.	92,406	9,469,767
Philip Morris International Inc.	99,088	9,721,524
Procter & Gamble Co., The	169,668	13,965,373
Reynolds American Inc.	53,132	2,673,071
Sysco Corp.	33,336	1,557,791
Tyson Foods Inc. Class A	18,776	1,251,608
Walgreens Boots Alliance Inc.	55,116	4,642,972
Wal-Mart Stores Inc.	100,296	6,869,273
Whole Foods Market Inc.	20,825	647,866

		119,406,110

Energy (6.49%)
Anadarko Petroleum Corp.	32,416	1,509,613
Apache Corp.	24,150	1,178,762
Baker Hughes Inc.	27,849	1,220,622
Cabot Oil & Gas Corp.	29,361	666,788
California Resources Corp.	1	1
Cameron International Corp. (b)	12,190	817,340
Chesapeake Energy Corp.	31,163	128,392
Chevron Corp.	120,456	11,491,502
Cimarex Energy Co.	6,079	591,304
Columbia Pipeline Group Inc.	25,192	632,319
Concho Resources Inc. (b)	8,209	829,437
ConocoPhillips	79,196	3,189,223
Devon Energy Corp.	32,456	890,593
Diamond Offshore Drilling Inc.	3,811	82,813
EOG Resources Inc.	35,016	2,541,461
EQT Corp.	10,249	689,348
Exxon Mobil Corp.	265,577	22,199,581
FMC Technologies Inc. (b)	14,195	388,375
Halliburton Co.	54,560	1,948,883
Helmerich & Payne Inc.	7,029	412,743
Hess Corp.	17,009	895,524
Kinder Morgan Inc.	116,498	2,080,654
Marathon Oil Corp.	54,291	604,802
Marathon Petroleum Corp.	33,913	1,260,885
Murphy Oil Corp.	10,031	252,681
National-Oilwell Varco Inc.	24,086	749,075
Newfield Exploration Co. (b)	12,767	424,503
Noble Energy Inc.	27,171	853,441
Occidental Petroleum Corp.	48,963	3,350,538
ONEOK Inc.	13,700	409,082
Phillips 66	29,950	2,593,370
Pioneer Natural Resources Co.	10,469	1,473,407
Range Resources Corp.	11,143	360,810
Schlumberger Ltd.	80,296	5,921,830
Southwestern Energy Co. (b)	26,310	212,322
Spectra Energy Corp.	42,788	1,309,313

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Tesoro Corp.	7,694	$661,761
Transocean Ltd.	22,669	207,195
Valero Energy Corp.	30,094	1,930,229
Williams Companies Inc., The	43,489	698,868

		77,659,390

Financials (14.99%)
Affiliated Managers Group Inc. (b)	3,509	569,862
Aflac Inc.	26,813	1,692,973
Allstate Corp., The	24,249	1,633,655
American Express Co.	52,431	3,219,263
American International Group Inc.	73,583	3,977,161
American Tower Corp.	27,213	2,785,795
Ameriprise Financial Inc.	10,826	1,017,752
Aon PLC	17,207	1,797,271
Apartment Investment and Management Co.	9,675	404,608
Assurant Inc.	4,135	319,015
AvalonBay Communities Inc.	8,704	1,655,501
Bank of America Corp.	660,265	8,926,783
Bank of New York Mellon Corp.	68,799	2,533,867
BB&T Corp.	49,671	1,652,554
Berkshire Hathaway Inc. Class B (b)	119,777	16,993,961
BlackRock Inc.	8,029	2,734,437
Boston Properties Inc.	9,776	1,242,334
Capital One Financial Corp.	33,879	2,348,153
CBRE Group Inc. Class A (b)	18,597	535,966
Charles Schwab Corp., The	76,995	2,157,400
Chubb Ltd.	29,492	3,513,972
Cincinnati Financial Corp.	9,481	619,678
Citigroup Inc.	188,400	7,865,700
Citizens Financial Group Inc.	33,539	702,642
CME Group Inc.	21,502	2,065,267
Comerica Inc.	11,569	438,118
Crown Castle International Corp.	21,230	1,836,395
Discover Financial Services	26,532	1,351,009
E*TRADE Financial Corp. (b)	17,821	436,436
Equinix Inc.	4,439	1,468,022
Equity Residential	23,170	1,738,445
Essex Property Trust Inc.	4,205	983,381
Extra Space Storage Inc.	7,887	737,119
Federal Realty Investment Trust	4,417	689,273
Fifth Third Bancorp	50,741	846,867
Franklin Resources Inc.	24,118	941,808
General Growth Properties Inc.	37,089	1,102,656
Goldman Sachs Group Inc., The	25,085	3,937,843
Hartford Financial Services Group Inc., The	25,420	1,171,354
HCP Inc.	29,561	963,097
Host Hotels & Resorts Inc.	47,924	800,331
Huntington Bancshares Inc.	49,503	472,259
Intercontinental Exchange Inc.	7,645	1,797,645
Invesco Ltd.	26,386	811,897
Iron Mountain Inc.	12,558	425,842
JPMorgan Chase & Co.	234,547	13,889,873
KeyCorp	53,667	592,484
Kimco Realty Corp.	26,286	756,511

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Legg Mason Inc.	6,831	$236,899
Leucadia National Corp.	20,807	336,449
Lincoln National Corp.	15,410	604,072
Loews Corp.	17,345	663,620
M&T Bank Corp.	10,201	1,132,311
Macerich Co., The	8,294	657,217
Marsh & McLennan Companies Inc.	33,176	2,016,769
McGraw Hill Financial Inc.	16,949	1,677,612
MetLife Inc.	70,098	3,080,106
Moody’s Corp.	10,742	1,037,248
Morgan Stanley	97,586	2,440,626
Nasdaq Inc.	7,299	484,508
Navient Corp.	23,293	278,817
Northern Trust Corp.	13,893	905,407
People’s United Financial Inc.	18,789	299,309
PNC Financial Services Group Inc.	32,012	2,707,255
Principal Financial Group Inc.	17,450	688,402
Progressive Corp., The	37,113	1,304,151
Prologis Inc.	33,454	1,477,998
Prudential Financial Inc.	28,583	2,064,264
Public Storage	9,445	2,605,214
Realty Income Corp.	15,878	992,534
Regions Financial Corp.	81,642	640,890
Simon Property Group Inc.	19,827	4,117,870
SL Green Realty Corp.	6,361	616,254
State Street Corp.	25,660	1,501,623
SunTrust Banks Inc.	32,502	1,172,672
Synchrony Financial (b)	53,031	1,519,868
T. Rowe Price Group Inc.	15,961	1,172,495
Torchmark Corp.	7,183	389,031
Travelers Companies Inc., The	18,889	2,204,535
U.S. Bancorp	104,598	4,245,633
UDR Inc.	17,327	667,609
Unum Group	15,298	473,014
Ventas Inc.	21,657	1,363,525
Vornado Realty Trust	11,298	1,066,870
Wells Fargo & Co.	295,676	14,298,891
Welltower Inc.	22,876	1,586,222
Weyerhaeuser Co.	50,624	1,568,332
Willis Towers Watson PLC	8,841	1,049,149
XL Group PLC	18,676	687,277
Zions Bancorporation	12,616	305,433

		179,492,216

Health Care (13.70%)
Abbott Laboratories	94,289	3,944,106
AbbVie Inc.	103,059	5,886,730
Aetna Inc.	22,382	2,514,618
Agilent Technologies Inc.	21,078	839,958
Alexion Pharmaceuticals Inc. (b)	14,339	1,996,276
Allergan PLC (b)	25,242	6,765,613
AmerisourceBergen Corp.	12,425	1,075,384
Amgen Inc.	48,140	7,217,630
Anthem Inc.	16,764	2,330,028
Baxalta Inc.	43,553	1,759,541
Baxter International Inc.	34,773	1,428,475
Becton, Dickinson and Co.	13,567	2,059,742

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Biogen Inc. (b)	13,985	$3,640,575
Boston Scientific Corp. (b)	85,512	1,608,481
Bristol-Myers Squibb Co.	106,745	6,818,871
C.R. Bard Inc.	4,695	951,536
Cardinal Health Inc.	20,920	1,714,394
Celgene Corp. (b)	49,982	5,002,698
Centene Corp. (b)	10,860	668,650
Cerner Corp. (b)	19,372	1,025,941
Cigna Corp.	16,384	2,248,540
DaVita HealthCare Partners Inc. (b)	10,491	769,830
DENTSPLY SIRONA Inc.	15,435	951,259
Edwards Lifesciences Corp. (b)	13,717	1,209,977
Eli Lilly and Co.	62,072	4,469,805
Endo International PLC (b)	13,268	373,494
Express Scripts Holding Co. (b)	42,726	2,934,849
Gilead Sciences Inc.	87,377	8,026,451
HCA Holdings Inc. (b)	19,585	1,528,609
Henry Schein Inc. (b)	5,280	911,486
Hologic Inc. (b)	15,779	544,376
Humana Inc.	9,430	1,725,218
Illumina Inc. (b)	9,465	1,534,371
Intuitive Surgical Inc. (b)	2,377	1,428,696
Johnson & Johnson	176,428	19,089,510
Laboratory Corp. of America Holdings (b)	6,442	754,551
Mallinckrodt PLC (b)	7,231	443,116
McKesson Corp.	14,640	2,302,140
Medtronic PLC	89,923	6,744,225
Merck & Co. Inc.	177,692	9,401,684
Mylan NV (b)	26,285	1,218,310
Patterson Companies Inc.	5,351	248,982
PerkinElmer Inc.	7,034	347,902
Perrigo Co. PLC	9,318	1,192,052
Pfizer Inc.	386,830	11,465,641
Quest Diagnostics Inc.	9,166	654,911
Regeneron Pharmaceuticals Inc. (b)	5,000	1,802,200
St. Jude Medical Inc.	17,977	988,735
Stryker Corp.	20,090	2,155,456
Tenet Healthcare Corp. (b)	5,954	172,249
Thermo Fisher Scientific Inc.	25,386	3,594,404
UnitedHealth Group Inc.	60,812	7,838,667
Universal Health Services Inc. Class B	5,848	729,363
Varian Medical Systems Inc. (b)	6,131	490,603
Vertex Pharmaceuticals Inc. (b)	15,640	1,243,224
Waters Corp. (b)	5,237	690,865
Zimmer Biomet Holdings Inc.	11,464	1,222,406
Zoetis Inc.	29,157	1,292,530

		163,989,934

Industrials (9.71%)
3M Co.	38,697	6,448,080
ADT Corp., The	10,818	446,351
Allegion PLC	5,953	379,266
American Airlines Group Inc.	38,539	1,580,484
AMETEK Inc.	14,923	745,852
Boeing Co., The	39,811	5,053,608
Caterpillar Inc.	37,346	2,858,463

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CH Robinson Worldwide Inc.	9,174	$680,986
Cintas Corp.	5,501	494,045
CSX Corp.	62,089	1,598,792
Cummins Inc.	10,274	1,129,524
Danaher Corp.	38,243	3,627,731
Deere & Co.	19,169	1,475,821
Delta Air Lines Inc.	50,000	2,434,000
Dover Corp.	10,036	645,616
Dun & Bradstreet Corp.	2,201	226,879
Eaton Corp. PLC	29,455	1,842,705
Emerson Electric Co.	41,165	2,238,553
Equifax Inc.	7,525	860,032
Expeditors International of Washington Inc.	11,687	570,442
Fastenal Co.	18,452	904,148
FedEx Corp.	16,420	2,671,862
Flowserve Corp.	8,112	360,254
Fluor Corp.	8,840	474,708
General Dynamics Corp.	18,705	2,457,276
General Electric Co.	596,678	18,968,394
Honeywell International Inc.	49,217	5,514,765
Illinois Tool Works Inc.	21,024	2,153,699
Ingersoll-Rand PLC	16,383	1,015,910
J.B. Hunt Transport Services Inc.	5,666	477,304
Jacobs Engineering Group Inc. (b)	7,677	334,333
Kansas City Southern	6,801	581,145
L-3 Communications Holdings Inc.	4,951	586,694
Lockheed Martin Corp.	16,799	3,720,978
Masco Corp.	21,700	682,465
Nielsen Holdings PLC	23,164	1,219,816
Norfolk Southern Corp.	19,022	1,583,582
Northrop Grumman Corp.	11,596	2,294,848
PACCAR Inc.	22,515	1,231,345
Parker Hannifin Corp.	8,561	950,956
Pentair PLC	11,572	627,897
Pitney Bowes Inc.	12,443	268,022
Quanta Services Inc. (b)	9,897	223,276
Raytheon Co.	19,145	2,347,751
Republic Services Inc.	15,316	729,807
Robert Half International Inc.	8,319	387,499
Rockwell Automation Inc.	8,494	966,192
Rockwell Collins Inc.	8,366	771,429
Roper Technologies Inc.	6,409	1,171,373
Ryder System Inc.	3,233	209,434
Snap-on Inc.	3,720	584,003
Southwest Airlines Co.	40,731	1,824,749
Stanley Black & Decker Inc.	9,742	1,024,956
Stericycle Inc. (b)	5,409	682,562
Textron Inc.	17,604	641,842
Tyco International PLC	26,933	988,710
Union Pacific Corp.	54,085	4,302,462
United Continental Holdings Inc. (b)	22,921	1,372,051
United Parcel Service Inc. Class B	44,097	4,650,911
United Rentals Inc. (b)	5,814	361,573
United Technologies Corp.	49,719	4,976,872
Verisk Analytics Inc. (b)	9,918	792,647
W.W. Grainger Inc.	3,691	861,590

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Waste Management Inc.	26,371	$1,555,889
Xylem Inc.	11,245	459,920

		116,305,129

Information Technology (19.98%)
Accenture PLC Class A	40,134	4,631,462
Activision Blizzard Inc.	32,058	1,084,843
Adobe Systems Inc. (b)	31,973	2,999,067
Akamai Technologies Inc. (b)	11,468	637,277
Alliance Data Systems Corp. (b)	3,783	832,260
Alphabet Inc. Class A (b)	18,703	14,268,519
Alphabet Inc. Class C (b)	19,001	14,154,795
Amphenol Corp. Class A	19,618	1,134,313
Analog Devices Inc.	19,814	1,172,791
Apple Inc.	354,622	38,650,252
Applied Materials Inc.	71,894	1,522,715
Autodesk Inc. (b)	14,395	839,372
Automatic Data Processing Inc.	29,320	2,630,297
Broadcom Ltd.	23,716	3,664,122
CA Inc.	19,031	585,964
Cisco Systems Inc.	321,790	9,161,361
Citrix Systems Inc. (b)	9,855	774,406
Cognizant Technology Solutions Corp. Class A (b)	39,073	2,449,877
Corning Inc.	71,336	1,490,209
CSRA Inc.	8,525	229,322
eBay Inc. (b)	69,276	1,652,925
Electronic Arts Inc. (b)	19,769	1,306,929
EMC Corp.	124,439	3,316,299
F5 Networks Inc. (b)	4,407	466,481
Facebook Inc. Class A (b)	146,729	16,741,779
Fidelity National Information Services Inc.	17,709	1,121,157
First Solar Inc. (b)	4,981	341,049
Fiserv Inc. (b)	14,286	1,465,458
FLIR Systems Inc.	8,712	287,060
Harris Corp.	7,913	616,106
Hewlett Packard Enterprise Co.	109,879	1,948,155
HP Inc.	110,584	1,362,395
Intel Corp.	301,956	9,768,277
International Business Machines Corp.	56,533	8,561,923
Intuit Inc.	16,460	1,712,005
Juniper Networks Inc.	22,609	576,756
KLA-Tencor Corp.	10,034	730,576
Lam Research Corp.	10,063	831,204
Linear Technology Corp.	15,304	681,946
MasterCard Inc. Class A	62,721	5,927,134
Microchip Technology Inc.	13,099	631,372
Micron Technology Inc. (b)	66,621	697,522
Microsoft Corp.	505,743	27,932,186
Motorola Solutions Inc.	10,251	776,001
NetApp Inc.	18,492	504,647
NVIDIA Corp.	32,479	1,157,227
Oracle Corp.	201,533	8,244,715
Paychex Inc.	20,385	1,100,994
PayPal Holdings Inc. (b)	71,272	2,751,099

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Qorvo Inc. (b)	8,280	$417,395
QUALCOMM Inc.	95,629	4,890,467
Red Hat Inc. (b)	11,616	865,508
salesforce.com inc. (b)	40,330	2,977,564
SanDisk Corp.	12,767	971,313
Seagate Technology PLC	18,666	643,044
Skyworks Solutions Inc.	12,148	946,329
Symantec Corp.	41,932	770,710
TE Connectivity Ltd.	23,688	1,466,761
Teradata Corp. (b)	8,243	216,296
Texas Instruments Inc.	64,474	3,702,097
Total System Services Inc.	10,894	518,337
VeriSign Inc. (b)	6,155	544,964
Visa Inc. Class A	122,732	9,386,543
Western Digital Corp.	14,737	696,176
Western Union Co.	31,533	608,272
Xerox Corp.	61,355	684,722
Xilinx Inc.	16,429	779,227
Yahoo! Inc. (b)	55,945	2,059,335

		239,269,661

Materials (2.72%)
Air Products & Chemicals Inc.	12,325	1,775,417
Airgas Inc.	4,234	599,704
Alcoa Inc.	83,824	803,034
Avery Dennison Corp.	5,703	411,243
Ball Corp.	9,146	652,018
CF Industries Holdings Inc.	15,055	471,824
Dow Chemical Co., The	71,501	3,636,541
E.I. du Pont de Nemours & Co.	55,740	3,529,457
Eastman Chemical Co.	9,504	686,474
Ecolab Inc.	17,112	1,908,330
FMC Corp.	8,312	335,555
Freeport-McMoRan Inc.	80,042	827,634
International Flavors & Fragrances Inc.	5,151	586,029
International Paper Co.	26,407	1,083,743
LyondellBasell Industries NV Class A	22,092	1,890,633
Martin Marietta Materials Inc.	4,129	658,617
Monsanto Co.	28,225	2,476,462
Mosaic Co., The	22,490	607,230
Newmont Mining Corp.	33,887	900,716
Nucor Corp.	20,291	959,764
Owens-Illinois Inc. (b)	9,758	155,738
PPG Industries Inc.	17,122	1,908,932
Praxair Inc.	18,109	2,072,575
Sealed Air Corp.	12,757	612,464
Sherwin-Williams Co., The	5,029	1,431,605
Vulcan Materials Co.	8,532	900,723
WestRock Co.	16,136	629,788

		32,512,250

Telecommunication Services (2.67%)
AT&T Inc.	393,319	15,406,306
CenturyLink Inc.	35,002	1,118,664
Frontier Communications Corp.	71,986	402,402
Level 3 Communications Inc. (b)	18,384	971,594

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Verizon Communications Inc.	260,506	$14,088,164

		31,987,130

Utilities (3.31%)
AES Corp., The	42,077	496,508
AGL Resources Inc.	7,728	503,402
Ameren Corp.	15,437	773,394
American Electric Power Company Inc.	31,541	2,094,322
American Water Works Co. Inc.	11,414	786,767
CenterPoint Energy Inc.	27,712	579,735
CMS Energy Corp.	17,619	747,750
Consolidated Edison Inc.	18,916	1,449,344
Dominion Resources Inc.	38,231	2,871,913
DTE Energy Co.	11,393	1,032,889
Duke Energy Corp.	44,103	3,558,230
Edison International	20,693	1,487,620
Entergy Corp.	11,372	901,572
Eversource Energy	20,164	1,176,368
Exelon Corp.	59,099	2,119,290
FirstEnergy Corp.	26,881	966,910
NextEra Energy Inc.	29,498	3,490,793
NiSource Inc.	20,700	487,692
NRG Energy Inc.	20,175	262,477
PG&E Corp.	31,602	1,887,271
Pinnacle West Capital Corp.	7,152	536,901
PPL Corp.	43,273	1,647,403
Public Service Enterprise Group Inc.	32,097	1,513,053
SCANA Corp.	9,148	641,732
Sempra Energy	15,004	1,561,166
Southern Co.	58,469	3,024,601
TECO Energy Inc.	15,269	420,356
WEC Energy Group Inc.	20,093	1,206,987
Xcel Energy Inc.	32,184	1,345,935

		39,572,381

Total Common Stocks
(cost $701,264,527)		1,148,353,616

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Short-term Investments (4.08%)
State Street Institutional U.S. Government Money Market Fund	48,902,330	$48,902,330

Total Short-term Investments
(cost $ 48,902,330)		48,902,330

TOTAL INVESTMENTS (99.99%)
(cost $ 750,166,857)		1,197,255,946
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.01%)		76,368

NET ASSETS (100.00%)		$1,197,332,314

(a)	At March 31, 2016, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	477	June 2016	$47,197,156	$48,928,275	$1,731,119

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.53%)
Consumer Discretionary (13.71%)
1-800-FLOWERS.COM Inc. (a)	5,915	$46,605
2U Inc. (a)	6,649	150,267
Abercrombie & Fitch Co. Class A	17,500	551,950
AMC Entertainment Holdings Inc. Class A	5,403	151,230
American Axle & Manufacturing Holdings Inc. (a)	19,130	294,411
American Eagle Outfitters Inc.	45,381	756,501
American Public Education Inc. (a)	4,255	87,781
America’s Car-Mart Inc. (a)	2,000	50,000
Apollo Education Group Inc. (a)	23,700	194,696
Arctic Cat Inc.	3,269	54,919
Asbury Automotive Group Inc. (a)	6,360	380,582
Ascena Retail Group Inc. (a)	43,169	477,449
Ascent Capital Group LLC Class A (a)	3,100	45,911
Barnes & Noble Education Inc. (a)	7,796	76,401
Barnes & Noble Inc.	12,337	152,485
Bassett Furniture Industries Inc.	2,600	82,836
Beazer Homes USA Inc. (a)	7,929	69,141
bebe stores inc.	9,200	5,058
Belmond Ltd. Class A (a)	24,403	231,584
Big 5 Sporting Goods Corp.	4,819	53,539
Big Lots Inc.	12,430	562,955
Biglari Holdings Inc. (a)	424	157,605
BJ’s Restaurants Inc. (a)	4,959	206,146
Black Diamond Inc. (a)	5,239	23,680
Bloomin’ Brands Inc.	29,339	494,949
Blue Nile Inc.	2,956	75,999
Bob Evans Farms Inc.	4,974	232,236
Bojangles’ Inc. (a)	1,994	33,918
Boot Barn Holdings Inc (a)	2,947	27,702
Boyd Gaming Corp. (a)	20,104	415,349
Bravo Brio Restaurant Group Inc. (a)	3,615	28,016
Bridgepoint Education Inc. (a)	4,363	43,979
Bright Horizons Family Solutions Inc. (a)	9,408	609,450
Buckle Inc., The	7,149	242,137
Buffalo Wild Wings Inc. (a)	4,796	710,384
Build-A-Bear Workshop Inc. (a)	3,700	48,063
Burlington Stores Inc. (a)	18,955	1,066,029
Caesars Acquisition Co. Class A (a)	11,300	69,156
Caesars Entertainment Corp. (a)	14,000	95,200
CalAtlantic Group Inc.	19,386	647,880
Caleres Inc.	11,005	311,331
Callaway Golf Co.	19,613	178,871
Cambium Learning Group Inc. (a)	3,100	13,237
Capella Education Co.	3,005	158,183
Career Education Corp. (a)	16,995	77,157
Carmike Cinemas Inc. (a)	6,100	183,244
Carriage Services Inc.	4,000	86,440
Carrols Restaurant Group Inc. (a)	8,700	125,628
Cato Corp. Class A	6,644	256,126
Cavco Industries Inc. (a)	2,242	209,537
Central European Media Enterprises Ltd. Class A (a)	19,051	48,580
Century Communities Inc. (a)	3,747	63,961
Cheesecake Factory Inc., The	12,213	648,388
Chegg Inc. (a)	19,653	87,652

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cherokee Inc. (a)	2,100	$37,359
Chico’s FAS Inc.	33,584	445,660
Children’s Place Inc., The	5,156	430,371
Christopher & Banks Corp. (a)	9,000	21,510
Churchill Downs Inc.	3,188	471,441
Chuy’s Holdings Inc. (a)	4,038	125,461
Citi Trends Inc.	3,800	67,754
ClubCorp Holdings Inc.	11,341	159,228
Collectors Universe Inc.	1,700	28,220
Columbia Sportswear Co.	7,196	432,408
Conn’s Inc. (a)	5,889	73,377
Container Store Group Inc., The (a)	3,526	20,698
Cooper Tire & Rubber Co.	14,447	534,828
Cooper-Standard Holding Inc. (a)	3,360	241,382
Core-Mark Holding Company Inc.	5,756	469,459
Cracker Barrel Old Country Store Inc.	4,782	730,068
Crocs Inc. (a)	18,340	176,431
Crown Media Holdings Inc. (a)	8,862	45,019
CSS Industries Inc.	2,418	67,535
Culp Inc.	2,600	68,172
Cumulus Media Inc. Class A (a)	36,350	16,877
Daily Journal Corp. (a)	263	51,466
Dana Holding Corp.	38,510	542,606
Dave & Buster’s Entertainment Inc. (a)	5,693	220,775
Deckers Outdoor Corp. (a)	8,233	493,239
Del Frisco’s Restaurant Group Inc. (a)	5,863	97,209
Denny’s Corp. (a)	19,344	200,404
Destination XL Group Inc. (a)	8,374	43,294
DeVry Education Group Inc.	16,000	276,320
Diamond Resorts International Inc. (a)	10,525	255,758
DineEquity Inc.	4,275	399,413
Dorman Products Inc. (a)	6,700	364,614
DreamWorks Animation SKG Inc. Class A (a)	19,100	476,545
Drew Industries Inc.	6,019	387,985
Duluth Holdings Inc. (a)	1,861	36,271
E.W. Scripps Co. Class A, The (a)	14,860	231,667
El Pollo Loco Holdings Inc. (a)	3,237	43,182
Eldorado Resorts Inc. (a)	6,800	77,792
Empire Resorts Inc. (a)	740	10,101
Entercom Communications Corp. Class A (a)	6,669	70,558
Entravision Communications Corp. Class A	15,545	115,655
Eros International PLC (a)	6,900	79,419
Escalade Inc.	2,500	29,425
Ethan Allen Interiors Inc.	6,422	204,348
Etsy Inc. (a)	4,800	41,760
EVINE Live Inc. (a)	11,700	13,689
Express Inc. (a)	21,262	455,219
Federal-Mogul Holdings Corp. (a)	7,200	71,136
Fenix Parts Inc. (a)	3,300	15,180
Fiesta Restaurant Group Inc. (a)	6,800	222,904
Finish Line Inc. Class A, The	11,606	244,887
Five Below Inc. (a)	13,690	565,945
Flexsteel Industries Inc.	1,516	66,219
Fogo De Chao Inc. (a)	1,224	19,107

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fox Factory Holding Corp. (a)	4,047	$63,983
Francesca’s Holdings Corp. (a)	10,660	204,246
Fred’s Inc. Class A	9,340	139,259
FTD Companies Inc. (a)	4,651	122,089
Genesco Inc. (a)	5,565	402,071
Gentherm Inc. (a)	9,019	375,100
G-III Apparel Group Ltd. (a)	10,056	491,638
Global Eagle Entertainment Inc. (a)	12,014	102,359
Grand Canyon Education Inc. (a)	11,833	505,742
Gray Television Inc. (a)	16,018	187,731
Green Brick Partners Inc. (a)	5,247	39,825
Group 1 Automotive Inc.	5,849	343,278
Guess? Inc.	15,600	292,812
Habit Restaurants Inc., The Class A (a)	2,739	51,028
Harte-Hanks Inc.	12,400	31,372
Haverty Furniture Companies Inc.	5,035	106,541
Helen of Troy Ltd. (a)	7,168	743,250
Hemisphere Media Group Inc. (a)	2,600	34,138
Hibbett Sports Inc. (a)	5,730	205,707
Hooker Furniture Corp.	2,600	85,410
Horizon Global Corp. (a)	4,462	56,132
Houghton Mifflin Harcourt Co. (a)	31,028	618,698
Hovnanian Enterprises Inc. Class A (a)	29,924	46,681
HSN Inc.	8,200	428,942
Iconix Brand Group Inc. (a)	11,534	92,849
IMAX Corp. (a)	15,153	471,107
Installed Building Products Inc. (a)	4,815	128,127
International Speedway Corp. Class A	7,085	261,507
Interval Leisure Group Inc.	10,100	145,844
Intrawest Resorts Holdings Inc. (a)	3,819	32,652
iRobot Corp. (a)	7,500	264,750
Isle of Capri Casinos Inc. (a)	5,709	79,926
J. Alexander’s Holdings Inc. (a)	3,368	35,566
Jack in the Box Inc.	8,723	557,138
JAKKS Pacific Inc. (a)	4,527	33,681
Jamba Inc. (a)	3,395	41,962
Johnson Outdoors Inc. Class A	1,230	27,331
Journal Media Group Inc.	5,933	70,959
K12 Inc. (a)	8,473	83,798
KB Home	18,935	270,392
Kirkland’s Inc.	4,200	73,542
Kona Grill Inc. (a)	2,000	25,900
Krispy Kreme Doughnuts Inc. (a)	16,306	254,211
La Quinta Holdings Inc. (a)	23,618	295,225
Lands’ End Inc. (a)	4,100	104,591
La-Z-Boy Inc.	12,922	345,534
LGI Homes Inc. (a)	3,594	87,011
Libbey Inc.	5,323	99,008
Liberty Tax Inc.	1,400	27,426
Liberty TripAdvisor Holdings Inc. Class A (a)	18,800	416,608
LifeLock Inc. (a)	23,699	286,047
Lifetime Brands Inc.	2,981	44,924
Lithia Motors Inc. Class A	5,739	501,187
Loral Space & Communications Inc. (a)	3,400	119,442
Lumber Liquidators Holdings Inc. (a)	7,074	92,811
M.D.C. Holdings Inc.	9,947	249,272

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
M/I Homes Inc. (a)	6,065	$113,112
Malibu Boats Inc. Class A (a)	4,340	71,176
Marcus Corp., The	4,437	84,081
Marine Products Corp.	2,692	20,432
MarineMax Inc. (a)	6,231	121,318
Marriott Vacations Worldwide Corp.	5,902	398,385
Mattress Firm Holding Corp. (a)	5,200	220,428
MCBC Holdings Inc. (a)	1,695	23,866
MDC Partners Inc. Class A	11,089	261,700
Media General Inc. (a)	24,099	393,055
Meredith Corp.	9,288	441,180
Meritage Homes Corp. (a)	9,952	362,850
Metaldyne Performance Group Inc.	2,863	48,127
Modine Manufacturing Co. (a)	12,520	137,845
Monarch Casino & Resort Inc. (a)	2,666	51,880
Monro Muffler Brake Inc.	8,002	571,903
Morgans Hotel Group Co. (a)	6,186	8,537
Motorcar Parts of America Inc. (a)	4,500	170,910
Movado Group Inc.	4,139	113,947
NACCO Industries Inc. Class A	1,148	65,907
National CineMedia Inc.	15,372	233,808
Nautilus Inc. (a)	7,700	148,764
New Home Company Inc., The (a)	3,241	39,735
New Media Investment Group Inc.	11,104	184,771
New York Times Co. Class A, The	34,352	428,026
Nexstar Broadcasting Group Inc. Class A	7,884	349,025
Noodles & Company (a)	3,429	40,668
NutriSystem Inc.	7,307	152,497
Ollie’s Bargain Outlet Holdings Inc. (a)	2,491	58,364
Outerwall Inc.	4,392	162,460
Overstock.com Inc. (a)	2,899	41,688
Oxford Industries Inc.	3,647	245,188
Papa John’s International Inc.	6,898	373,803
Papa Murphy’s Holdings Inc. (a)	2,200	26,290
Party City Holdco Inc. (a)	6,033	90,736
Penn National Gaming Inc. (a)	20,100	335,469
Performance Sports Group Ltd. (a)	11,845	37,667
Perry Ellis International Inc. (a)	3,140	57,807
PetMed Express Inc.	5,100	91,341
Pier 1 Imports Inc.	21,889	153,442
Pinnacle Entertainment Inc. (a)	15,248	535,205
Planet Fitness Inc. Class A (a)	3,768	61,192
Pool Corp.	10,870	953,734
Popeyes Louisiana Kitchen Inc. (a)	5,841	304,082
Potbelly Corp. (a)	5,250	71,452
Reading International Inc. Class A (a)	4,300	51,514
Red Robin Gourmet Burgers Inc. (a)	3,574	230,416
Regis Corp. (a)	9,238	140,325
Rent-A-Center Inc.	13,528	214,419
Restoration Hardware Holdings Inc. (a)	8,400	351,960
Ruby Tuesday Inc. (a)	16,211	87,215
Ruth’s Hospitality Group Inc.	8,885	163,573
Saga Communications Inc. Class A	896	35,894
Scholastic Corp.	6,691	250,043
Scientific Games Corp. Class A (a)	12,146	114,537
SeaWorld Entertainment Inc.	17,200	362,232

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Select Comfort Corp. (a)	12,409	$240,611
Sequential Brands Group Inc. (a)	10,816	69,114
Shake Shack Inc. Class A (a)	1,438	53,666
Shoe Carnival Inc.	3,825	103,122
Shutterfly Inc. (a)	8,861	410,885
Sinclair Broadcast Group Inc. Class A	16,613	510,850
Sizmek Inc. (a)	5,297	15,361
Skullcandy Inc. (a)	5,466	19,459
Smith & Wesson Holding Corp. (a)	13,469	358,545
Sonic Automotive Inc.	7,482	138,267
Sonic Corp.	12,329	433,488
Sotheby’s	13,929	372,322
Speedway Motorsports Inc.	2,854	56,595
Sportsman’s Warehouse Holdings Inc. (a)	4,382	55,213
Stage Stores Inc.	7,607	61,312
Standard Motor Products Inc.	5,000	173,250
Stein Mart Inc.	7,123	52,212
Steven Madden Ltd. (a)	14,090	521,894
Stoneridge Inc. (a)	7,200	104,832
Strattec Security Corp.	900	51,651
Strayer Education Inc. (a)	2,720	132,600
Sturm, Ruger & Company Inc.	4,700	321,386
Superior Industries International Inc.	5,941	131,177
Superior Uniform Group Inc.	1,800	32,076
Tailored Brands Inc.	12,358	221,208
Taylor Morrison Home Corp. Class A (a)	7,900	111,548
Tenneco Inc. (a)	14,530	748,440
Texas Roadhouse Inc. Class A	17,504	762,824
Tile Shop Holdings Inc., The (a)	6,900	102,879
Tilly’s Inc. Class A (a)	2,300	15,387
Time Inc.	27,500	424,600
Tower International Inc.	5,395	146,744
Townsquare Media Inc. (a)	1,400	15,694
TRI Pointe Group Inc. (a)	40,730	479,799
Tribune Publishing Co.	6,400	49,408
Tuesday Morning Corp. (a)	10,689	87,436
Tumi Holdings Inc. (a)	14,038	376,499
Unifi Inc. (a)	3,800	87,058
Universal Electronics Inc. (a)	3,619	224,342
Universal Technical Institute Inc.	5,681	24,485
Vail Resorts Inc.	9,126	1,220,146
Vera Bradley Inc. (a)	5,547	112,826
Vince Holding Corp. (a)	3,827	24,225
Vince Holding Corp. Rights (a) (b)	3,827	1,014
Vitamin Shoppe Inc. (a)	6,478	200,559
VOXX International Corp. (a)	4,804	21,474
Wayfair Inc. Class A (a)	5,067	218,996
WCI Communities Inc. (a)	3,793	70,474
Weight Watchers International Inc. (a)	6,800	98,804
West Marine Inc. (a)	4,800	43,632
Weyco Group Inc.	1,700	45,254
William Lyon Homes Class A (a)	4,800	69,552
Wingstop Inc. (a)	1,619	36,719
Winmark Corp.	575	56,338
Winnebago Industries Inc.	6,719	150,842

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Wolverine World Wide Inc.	25,930	$477,631
World Wrestling Entertainment Inc.	7,479	132,079
Zagg Inc. (a)	7,200	64,872
Zoe’s Kitchen Inc. (a)	5,000	194,950
Zumiez Inc. (a)	5,266	104,899

		57,041,730

Consumer Staples (3.58%)
Alico Inc.	885	24,433
Amplify Snack Brands Inc. (a)	3,641	52,139
Andersons Inc., The	7,110	223,325
Arcadia Biosciences Inc. (a)	1,900	5,282
B&G Foods Inc. Class A	15,735	547,735
Boston Beer Co. Inc. (a)	2,280	421,960
Calavo Growers Inc.	3,704	211,350
Cal-Maine Foods Inc.	7,900	410,089
Casey’s General Stores Inc.	9,700	1,099,204
Castle Brands Inc. (a)	16,200	15,230
Central Garden & Pet Co. Class A (a)	10,673	173,863
Chefs’ Warehouse Inc., The (a)	4,800	97,392
Coca-Cola Bottling Co. Consolidated	1,155	184,523
Craft Brew Alliance Inc. (a)	2,569	21,143
Darling Ingredients Inc. (a)	41,594	547,793
Dean Foods Co.	23,700	410,484
Elizabeth Arden Inc. (a)	6,403	52,441
Fairway Group Holdings Corp. (a)	3,894	1,363
Farmer Brothers Co. (a)	2,031	56,604
Fresh Del Monte Produce Inc.	8,300	349,181
Fresh Market Inc., The (a)	11,000	313,830
Freshpet Inc. (a)	4,999	36,643
HRG Group Inc. (a)	19,886	277,012
Ingles Markets Inc. Class A	3,305	123,938
Inter Parfums Inc.	4,216	130,274
Inventure Foods Inc. (a)	5,600	31,640
J&J Snack Foods Corp.	3,742	405,184
John B. Sanfilippo & Son Inc.	2,100	145,089
Lancaster Colony Corp.	4,614	510,170
Landec Corp. (a)	6,700	70,350
Lifeway Foods Inc. (a)	1,100	11,913
Limoneira Co.	2,967	45,098
Medifast Inc.	2,619	79,068
MGP Ingredients Inc.	2,600	63,024
National Beverage Corp. (a)	2,880	121,882
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	46,837
Natural Health Trends Corp.	1,900	62,985
Nature’s Sunshine Products Inc.	2,767	26,563
Nutraceutical International Corp. (a)	2,000	48,700
Oil-Dri Corporation of America	1,200	40,536
Omega Protein Corp. (a)	5,580	94,525
Orchids Paper Products Co.	2,400	66,024
Performance Food Group Co. (a)	4,047	94,497
Post Holdings Inc. (a)	15,449	1,062,428
PriceSmart Inc.	4,900	414,442
Revlon Inc. Class A (a)	3,000	109,230
Sanderson Farms Inc.	5,645	509,066

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Seaboard Corp. (a)	67	$201,202
Seneca Foods Corp. Class A (a)	2,101	72,989
Smart & Final Stores Inc. (a)	6,367	103,145
Snyder’s-Lance Inc.	17,357	546,398
SpartanNash Co.	9,666	292,976
SUPERVALU Inc. (a)	65,900	379,584
Synutra International Inc. (a)	5,900	29,323
Tootsie Roll Industries Inc.	4,751	166,014
TreeHouse Foods Inc. (a)	14,165	1,228,814
United Natural Foods Inc. (a)	12,546	505,604
Universal Corp.	5,605	318,420
USANA Health Sciences Inc. (a)	1,330	161,489
Vector Group Ltd.	21,395	488,662
Village Super Market Inc. Class A	1,928	46,580
WD-40 Co.	3,662	395,533
Weis Markets Inc.	2,796	125,988

		14,909,203

Energy (2.56%)
Abraxas Petroleum Corp. (a)	23,168	23,397
Adams Resources & Energy Inc.	500	19,990
Alon USA Energy Inc.	7,600	78,432
Approach Resources Inc. (a)	7,992	9,271
Archrock Inc.	18,345	146,760
Ardmore Shipping Corp.	4,500	38,025
Atwood Oceanics Inc.	16,800	154,056
Basic Energy Services Inc. (a)	10,300	28,428
Bill Barrett Corp. (a)	12,674	78,832
Bonanza Creek Energy Inc. (a)	12,039	19,142
Bristow Group Inc.	8,823	166,931
C&J Energy Services Ltd. (a)	13,629	19,217
Callon Petroleum Co. (a)	24,146	213,692
CARBO Ceramics Inc.	5,000	71,000
Carrizo Oil & Gas Inc. (a)	14,653	453,071
Clayton Williams Energy Inc. (a)	1,449	12,925
Clean Energy Fuels Corp. (a)	17,555	51,436
Cloud Peak Energy Inc. (a)	15,284	29,804
Contango Oil & Gas Co. (a)	4,249	50,096
Delek US Holdings Inc.	14,400	219,456
DHT Holdings Inc.	23,400	134,784
Dorian LPG Ltd. (a)	6,100	57,340
Earthstone Energy Inc. (a)	600	7,266
Eclipse Resources Corp. (a)	11,600	16,704
Energy Fuels, Inc. (a)	10,500	23,205
Energy XXI Ltd.	23,353	14,547
Era Group Inc. (a)	5,000	46,900
Erin Energy Corp. (a)	3,300	6,204
Evolution Petroleum Corp.	6,708	32,601
EXCO Resources Inc. (a)	37,550	37,141
Exterran Corp. (a)	8,922	137,934
Fairmount Santrol Holdings Inc. (a)	15,558	39,051
Forum Energy Technologies Inc. (a)	14,957	197,432
Frontline Ltd.	12,487	104,516
GasLog Ltd.	10,809	105,280
Gastar Exploration Inc. (a)	21,162	23,278
Gener8 Maritime Inc. (a)	4,676	33,013
Geospace Technologies Corp. (a)	3,300	40,722

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Green Plains Inc.	9,600	$153,216
GulfMark Offshore Inc. Class A (a)	5,899	36,397
Halcon Resource Corp. (a)	17,799	17,107
Hallador Energy Co.	2,837	12,965
Helix Energy Solutions Group Inc. (a)	27,720	155,232
Hornbeck Offshore Services Inc. (a)	7,734	76,799
Independence Contract Drilling Inc. (a)	4,054	19,338
ION Geophysical Corp. (a)	2,180	17,614
Isramco Inc. (a)	222	18,137
Jones Energy Inc. Class A (a)	6,959	23,173
Key Energy Services Inc. (a)	32,505	12,007
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	20,084	380,793
Matrix Service Co. (a)	6,700	118,590
McDermott International Inc. (a)	60,700	248,263
Natural Gas Services Group (a)	3,100	67,053
Navios Maritime Acquisition Corp.	20,400	32,436
Newpark Resources Inc. (a)	20,957	90,534
Nordic American Offshore Ltd.	4,600	20,608
Nordic American Tankers Ltd.	22,354	314,968
North Atlantic Drilling Ltd. (a)	1,729	4,737
Northern Oil and Gas Inc. (a)	15,095	60,229
Oasis Petroleum Inc. (a)	45,369	330,286
Oil States International Inc. (a)	13,000	409,760
Pacific Ethanol Inc. (a)	7,735	36,200
Panhandle Oil & Gas Inc.	4,126	71,421
Par Pacific Holdings Inc. (a)	3,900	73,164
Parker Drilling Co. (a)	29,921	63,433
Parsley Energy Inc. Class A (a)	25,176	568,978
PDC Energy Inc. (a)	11,603	689,798
Peabody Energy Corp.	4,486	10,408
PHI Inc. (a)	3,200	60,448
Pioneer Energy Services Corp. (a)	15,464	34,021
Renewable Energy Group Inc. (a)	10,600	100,064
REX American Resources Corp. (a)	1,511	83,815
Rex Energy Corp. (a)	12,400	9,527
RigNet Inc. (a)	2,900	39,672
Ring Energy Inc. (a)	6,700	33,835
RSP Permian Inc. (a)	16,537	480,234
Sanchez Energy Corp. (a)	12,950	71,096
Scorpio Tankers Inc.	45,017	262,449
SEACOR Holdings Inc. (a)	4,312	234,788
SemGroup Corp. Class A	11,064	247,834
Seventy Seven Energy Inc. (a)	13,600	7,889
Ship Finance International Ltd.	15,085	209,531
Stone Energy Corp. (a)	14,185	11,206
Synergy Resources Corp. (a)	29,977	232,921
Teekay Tankers Ltd. Class A	23,083	84,715
Tesco Corp.	9,623	82,854
TETRA Technologies Inc. (a)	20,000	127,000
Tidewater Inc.	11,400	77,862
TransAtlantic Petroleum Ltd. (a)	5,600	4,200
Triangle Petroleum Corp. (a)	11,242	6,097
Ultra Petroleum Corp. (a)	37,200	18,526
Unit Corp. (a)	12,900	113,649
Uranium Energy Corp. (a)	22,200	16,606

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
US Silica Holdings Inc.	15,933	$361,998
W&T Offshore Inc. (a)	8,600	18,834
Western Refining Inc.	17,879	520,100
Westmoreland Coal Co. (a)	4,292	30,945

		10,658,239

Financials (25.69%)
1st Source Corp.	4,179	133,055
Acadia Realty Trust	17,208	604,517
Access National Corp.	1,700	33,711
AG Mortgage Investment Trust Inc.	6,856	89,608
Agree Realty Corp.	5,203	200,159
Alexander & Baldwin Inc.	12,300	451,164
Alexander’s Inc.	509	193,700
Allegiance Bancshares Inc. (a)	725	13,318
Altisource Asset Management Corp. (a)	239	2,820
Altisource Portfolio Solutions SA (a)	3,324	80,275
Altisource Residential Corp.	14,462	173,544
Ambac Financial Group Inc. (a)	11,300	178,540
American Assets Trust Inc.	9,347	373,132
American Capital Mortgage Investment Corp.	11,962	175,602
American Equity Investment Life Holding Co.	20,472	343,930
American National Bankshares Inc.	2,300	58,259
Ameris Bancorp	8,078	238,947
Amerisafe Inc.	4,700	246,938
Ames National Corp.	2,200	54,472
Anchor BanCorp Wisconsin Inc. (a)	1,951	87,912
Anworth Mortgage Asset Corp.	25,956	120,955
Apollo Commercial Real Estate Finance Inc.	14,505	236,432
Apollo Residential Mortgage Inc.	7,888	105,857
Ares Commercial Real Estate Corp.	7,010	76,760
Argo Group International Holdings Ltd.	6,997	401,558
Arlington Asset Investment Corp. Class A	6,031	75,568
Armada Hoffler Properties Inc.	7,600	85,500
ARMOUR Residential REIT Inc.	9,214	198,377
Arrow Financial Corp.	2,927	77,770
Ashford Hospitality Prime Inc.	6,986	81,527
Ashford Hospitality Trust Inc.	21,313	135,977
Ashford Inc. (a)	199	9,072
Associated Capital Group Inc. Class A (a)	1,600	44,832
Astoria Financial Corp.	22,600	357,984
Atlas Financial Holdings Inc. (a)	2,800	50,792
AV Homes Inc. (a)	2,948	33,489
Baldwin & Lyons Inc.	2,311	56,874
Banc of California Inc.	11,044	193,270
BancFirst Corp.	1,848	105,391
Banco Latinoamericano de Comercio Exterior SA	7,400	179,228
Bancorp Inc., The (a)	8,172	46,744
BancorpSouth Inc.	24,261	517,002
Bank Mutual Corp.	11,919	90,227
Bank of Marin Bancorp	1,500	73,830

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Bank of the Ozarks Inc.	19,606	$822,864
BankFinancial Corp.	4,403	52,043
Banner Corp.	5,265	221,341
Bar Harbor Bankshares	1,400	46,508
BBCN Bancorp Inc.	20,132	305,805
BBX Capital Corp. Class A (a)	600	9,576
Bear State Financial Inc. (a)	3,100	28,737
Beneficial Bancorp Inc. (a)	20,668	282,945
Berkshire Hills Bancorp Inc.	7,459	200,573
BGC Partners Inc. Class A	45,956	415,902
Blue Hills Bancorp Inc.	7,100	97,057
Bluerock Residential Growth REIT Inc.	4,600	50,048
BNC Bancorp	7,567	159,815
BofI Holding Inc. (a)	15,584	332,563
Boston Private Financial Holdings Inc.	20,951	239,889
Bridge Bancorp Inc.	3,614	110,119
Brookline Bancorp Inc.	17,592	193,688
Bryn Mawr Bank Corp.	4,460	114,756
BSB Bancorp Inc. (a)	1,900	42,693
C1 Financial Inc. (a)	1,500	36,300
Calamos Asset Management Inc. Class A	4,179	35,480
Camden National Corp.	1,900	79,800
Capital Bank Financial Corp. Class A	5,335	164,585
Capital City Bank Group Inc.	2,998	43,741
Capitol Federal Financial Inc.	35,000	464,100
Capstead Mortgage Corp.	24,059	237,944
Cardinal Financial Corp.	8,200	166,870
CareTrust REIT Inc.	12,387	157,315
Cascade Bancorp (a)	7,343	41,929
Cash America International Inc.	6,368	246,060
CatchMark Timber Trust Inc. Class A	10,294	111,484
Cathay General Bancorp	20,046	567,903
Cedar Realty Trust Inc.	21,575	155,987
Centerstate Banks Inc.	11,524	171,592
Central Pacific Financial Corp.	5,594	121,781
Century Bancorp Inc. Class A	809	31,478
Charter Financial Corp.	4,262	57,537
Chatham Lodging Trust	9,753	209,007
Chemical Financial Corp.	8,456	301,795
Chesapeake Lodging Trust	15,017	397,350
Citizens & Northern Corp.	3,100	61,628
Citizens Inc. (a)	12,300	89,052
City Holding Co.	3,868	184,813
Clifton Bancorp Inc.	6,578	99,459
CNB Financial Corp.	3,800	66,842
CNO Financial Group Inc.	46,634	835,681
CoBiz Financial Inc.	9,274	109,619
Cohen & Steers Inc.	5,102	198,570
Colony Capital Inc. Class A	28,057	470,516
Colony Starwood Homes	9,600	237,600
Columbia Banking System Inc.	14,479	433,212
Community Bank System Inc.	10,675	407,892
Community Trust Bancorp Inc.	3,835	135,452
CommunityOne Bancorp (a)	3,100	41,168
ConnectOne Bancorp Inc.	7,782	127,236

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Consolidated-Tomoka Land Co.	1,042	$48,078
CorEnergy Infrastructure Trust Inc.	2,894	58,198
Coresite Realty Corp.	6,054	423,841
Cousins Properties Inc.	54,451	565,201
Cowen Group Inc. Class A (a)	26,538	101,110
Crawford & Co. Class B	6,776	43,908
CU Bancorp (a)	4,100	86,797
CubeSmart	44,143	1,469,962
Customers Bancorp Inc. (a)	6,700	158,321
CVB Financial Corp.	26,680	465,566
CyrusOne Inc.	18,380	839,047
CYS Investments Inc.	39,729	323,394
DCT Industrial Trust Inc.	22,196	876,076
Diamond Hill Investment Group	700	124,152
DiamondRock Hospitality Co.	50,551	511,576
Dime Community Bancshares	7,969	140,414
Donegal Group Inc.	1,869	26,876
DuPont Fabros Technology Inc.	15,840	641,995
Dynex Capital Inc.	13,301	88,452
Eagle Bancorp Inc. (a)	7,497	359,856
Easterly Government Properties Inc.	3,451	63,913
EastGroup Properties Inc.	8,138	491,291
Education Realty Trust Inc.	15,853	659,485
eHealth Inc. (a)	4,584	43,044
EMC Insurance Group Inc.	1,921	49,274
Employers Holdings Inc.	8,000	225,120
Encore Capital Group Inc. (a)	6,600	169,884
Enova International Inc. (a)	6,386	40,296
Enstar Group Ltd. (a)	2,300	373,934
Enterprise Bancorp Inc.	1,937	50,827
Enterprise Financial Services Corp.	5,076	137,255
EPR Properties	14,295	952,333
Equity Bancshares Inc. Class A (a)	541	11,361
Equity One Inc.	19,806	567,640
Essent Group Ltd. (a)	13,951	290,181
EverBank Financial Corp.	24,281	366,400
Evercore Partners Inc. Class A	8,700	450,225
EZCORP Inc. Class A (a)	12,700	37,719
F.N.B. Corp.	50,957	662,951
Farmers Capital Bank Corp.	1,800	47,556
FBL Financial Group Inc. Class A	2,398	147,525
FCB Financial Holdings Inc. Class A (a)	7,000	232,820
Federal Agricultural Mortgage Corp. Class C	2,704	102,022
Federated National Holding Co.	3,500	68,810
FelCor Lodging Trust Inc.	36,129	293,367
Fidelity & Guaranty Life	2,936	77,041
Fidelity Southern Corp.	4,449	71,362
Fifth Street Asset Management Inc.	1,502	4,596
Financial Engines Inc.	13,014	409,030
Financial Institutions Inc.	3,700	107,559
First American Financial Corp.	27,167	1,035,334
First BanCorp (a)	28,100	82,052
First Bancorp (North Carolina)	4,903	92,422
First Bancorp Inc.	2,862	55,838
First Busey Corp.	5,959	122,040
First Business Financial Services Inc.	2,000	45,860

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Cash Financial Services Inc.	7,114	$327,671
First Citizens BancShares Inc. Class A	1,902	477,535
First Commonwealth Financial Corp.	22,534	199,651
First Community Bancshares Inc.	4,423	87,752
First Connecticut Bancorp Inc.	4,094	65,340
First Defiance Financial Corp.	2,394	91,954
First Financial Bancorp	15,542	282,554
First Financial Bankshares Inc.	16,104	476,356
First Financial Corp. Indiana	2,799	95,754
First Industrial Realty Trust Inc.	27,698	629,853
First Interstate BancSystem Inc.	5,057	142,253
First Merchants Corp.	10,233	241,192
First Midwest Bancorp Inc.	19,551	352,309
First NBC Bank Holding Co. (a)	3,700	76,183
First of Long Island Corp., The	3,150	89,775
First Potomac Realty Trust	14,572	132,022
FirstMerit Corp.	41,597	875,617
Flagstar Bancorp Inc. (a)	5,300	113,738
Flushing Financial Corp.	7,492	161,977
FNFV Group (a)	18,047	195,810
Forestar Group Inc. (a)	8,700	113,448
Fox Chase Bancorp	2,983	57,632
Franklin Financial Network Inc. (a)	1,300	35,100
Franklin Street Properties Corp.	22,744	241,314
FRP Holdings Inc. (a)	1,800	64,080
Fulton Financial Corp.	44,200	591,396
Gain Capital Holdings Inc.	7,800	51,168
GAMCO Investors Inc.	1,600	59,296
Geo Group Inc., The	18,852	653,599
German American Bancorp Inc.	3,755	120,911
Getty Realty Corp.	6,429	127,487
Glacier Bancorp Inc.	18,948	481,658
Gladstone Commercial Corp.	5,638	92,350
Global Indemnity PLC (a)	2,218	69,046
Government Properties Income Trust	17,920	319,872
Gramercy Property Trust	105,393	890,571
Great Ajax Corp.	1,100	12,309
Great Southern Bancorp Inc.	2,713	100,734
Great Western Bancorp Inc.	10,406	283,772
Green Bancorp Inc. (a)	3,464	26,222
Green Dot Corp. Class A (a)	11,500	264,155
Greenhill & Co. Inc.	7,400	164,280
Greenlight Capital Re Ltd. Class A (a)	7,503	163,490
Guaranty Bancorp	3,860	59,676
Hallmark Financial Services Inc. (a)	3,700	42,550
Hampton Roads Bankshares Inc. (a)	8,300	14,691
Hancock Holding Co.	19,577	449,488
Hanmi Financial Corp.	7,852	172,901
Hannon Armstrong Sustainable Infrastructure Capital Inc.	9,689	186,223
Hatteras Financial Corp.	24,400	348,920
HCI Group Inc.	2,100	69,930
Healthcare Realty Trust Inc.	25,091	775,061
Heartland Financial USA Inc.	4,843	149,116
Heritage Commerce Corp.	6,233	62,392
Heritage Financial Corp.	7,557	132,776

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Heritage Insurance Holdings Inc.	6,400	$102,208
Heritage Oaks Bancorp	6,200	48,298
Hersha Hospitality Trust	11,574	246,989
HFF Inc. Class A	9,510	261,810
Highwoods Properties Inc.	23,546	1,125,734
Hilltop Holdings Inc. (a)	19,225	362,968
Hingham Institution for Savings	300	35,733
Home Bancshares Inc.	14,326	586,650
HomeStreet Inc. (a)	6,167	128,335
HomeTrust Bancshares Inc. (a)	4,639	85,033
Horace Mann Educators Corp.	10,302	326,470
Horizon Bancorp	2,774	68,573
Houlihan Lokey Inc.	2,931	72,982
Hudson Pacific Properties Inc.	18,639	539,040
IBERIABANK Corp.	9,612	492,807
Impac Mortgage Holdings Inc. (a)	2,100	29,127
Independence Holding Co.	1,974	31,426
Independence Realty Trust Inc.	7,689	54,746
Independent Bank Corp.	6,585	302,647
Independent Bank Corp. (Michigan)	5,700	82,935
Independent Bank Group Inc.	2,600	71,240
Infinity Property & Casualty Corp.	2,886	232,323
InfraREIT Inc. (a)	5,352	91,252
International Bancshares Corp.	13,689	337,571
INTL FCStone Inc. (a)	3,927	104,969
Invesco Mortgage Capital	28,483	346,923
Investment Technology Group Inc.	8,712	192,535
Investors Bancorp Inc.	82,397	959,101
Investors Real Estate Trust	31,035	225,314
iStar Inc. (a)	19,108	184,583
James River Group Holdings Ltd.	2,751	88,747
Janus Capital Group Inc.	36,800	538,384
JG Wentworth Co. Class A (a)	3,087	3,766
KCG Holdings Inc. Class A (a)	8,256	98,659
Kearny Financial Corp.	23,346	288,323
Kemper Corp.	10,886	321,899
Kennedy-Wilson Holdings Inc.	23,336	511,058
Kite Realty Group Trust	20,957	580,718
Ladder Capital Corp.	10,546	131,298
Ladenburg Thalmann Financial Services Inc. (a)	25,430	63,575
Lakeland Bancorp Inc.	9,822	99,693
Lakeland Financial Corp.	4,132	189,163
LaSalle Hotel Properties	28,355	717,665
LegacyTexas Financial Group Inc.	11,980	235,407
LendingTree Inc. (a)	1,521	148,723
Lexington Realty Trust	51,706	444,672
Live Oak Bancshares Inc.	1,165	17,475
LTC Properties Inc.	9,424	426,342
Mack-Cali Realty Corp.	22,400	526,400
Maiden Holdings Ltd.	12,700	164,338
MainSource Financial Group Inc.	5,561	117,281
Marcus & Millichap Inc. (a)	3,300	83,787
MarketAxess Holdings Inc.	9,351	1,167,285
Marlin Business Services Corp.	2,159	30,895
MB Financial Inc.	18,877	612,559
MBIA Inc. (a)	29,486	260,951

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Medical Properties Trust Inc.	58,786	$763,042
Medley Management Inc. Class A	1,502	8,261
Mercantile Bank Corp.	4,257	95,442
Merchants Bancshares Inc.	1,308	38,900
Meridian Bancorp Inc.	13,805	192,166
Meta Financial Group Inc.	1,900	86,640
MGIC Investment Corp. (a)	85,351	654,642
MidWestOne Financial Group Inc.	2,100	57,645
Moelis & Co.	4,527	127,797
Monmouth Real Estate Investment Corp. Class A	16,011	190,371
Monogram Residential Trust Inc.	41,819	412,335
National Bank Holdings Corp. Class A	7,685	156,697
National Bankshares Inc.	1,700	58,344
National Commerce Corp. (a)	1,400	33,054
National General Holdings Corp.	10,135	218,815
National Health Investors Inc.	9,384	624,224
National Interstate Corp.	1,913	57,237
National Penn Bancshares Inc.	35,136	373,847
National Storage Affiliates Trust	5,600	118,720
National Western Life Group Inc. Class A	575	132,612
Nationstar Mortgage Holdings Inc. (a)	9,288	91,951
Navigators Group Inc., The (a)	2,672	224,101
NBT Bancorp Inc.	11,097	299,064
Nelnet Inc. Class A	5,590	220,078
New Residential Investment Corp.	57,936	673,796
New Senior Investment Group Inc.	20,627	212,458
New York Mortgage Trust Inc.	27,809	131,815
New York REIT Inc.	40,649	410,555
NewStar Financial Inc. (a)	5,732	50,155
NexPoint Residential Trust Inc.	4,600	60,214
NMI Holdings Inc. Class A (a)	12,500	63,125
Northfield Bancorp Inc.	11,599	190,688
Northwest Bancshares Inc.	25,245	341,060
OceanFirst Financial Corp.	3,300	58,344
Ocwen Financial Corp. (a)	27,500	67,925
OFG Bancorp	10,566	73,856
Old National Bancorp	29,241	356,448
Old Second Bancorp Inc. (a)	7,100	50,907
OM Asset Management PLC	6,066	80,981
On Deck Capital Inc. (a)	2,876	22,404
One Liberty Properties Inc.	3,247	72,765
OneBeacon Insurance Group Ltd. Class A	5,435	69,188
Oppenheimer Holdings Inc. Class A	2,680	42,290
Opus Bank	2,500	85,000
Orchid Island Capital Inc.	5,600	58,072
Oritani Financial Corp.	11,205	190,149
Pacific Continental Corp.	5,100	82,263
Pacific Premier Bancorp Inc. (a)	6,864	146,684
Park National Corp.	3,270	294,300
Park Sterling Corp.	12,354	82,401
Parkway Properties Inc.	21,293	333,448
Patriot National Inc. (a)	2,256	17,371
Peapack-Gladstone Financial Corp.	3,712	62,733
Pebblebrook Hotel Trust	18,080	525,586

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Penns Woods Bancorp Inc.	1,257	$48,445
Pennsylvania Real Estate Investment Trust	17,438	381,020
PennyMac Financial Services Inc. Class A (a)	3,214	37,797
PennyMac Mortgage Investment Trust	18,759	255,873
Peoples Bancorp Inc.	4,813	94,046
Peoples Financial Services Corp.	1,900	70,680
People’s Utah Bancorp	698	11,049
PHH Corp. (a)	11,158	139,921
Physicians Realty Trust	27,277	506,807
PICO Holdings Inc. (a)	5,707	58,383
Pinnacle Financial Partners Inc.	8,997	441,393
Piper Jaffray Companies Inc. (a)	3,343	165,679
Potlatch Corp.	10,265	323,348
PRA Group Inc. (a)	12,113	356,001
Preferred Apartment Communities Inc. Class A	5,400	68,472
Preferred Bank	3,000	90,750
Primerica Inc.	12,138	540,505
PrivateBancorp Inc.	19,704	760,574
Prosperity Bancshares Inc.	17,639	818,273
Provident Financial Services Inc.	16,418	331,479
PS Business Parks Inc.	4,882	490,690
Pzena Investment Management Inc. Class A	3,586	27,074
QCR Holdings Inc.	2,800	66,780
QTS Realty Trust Inc. Class A	6,981	330,760
Radian Group Inc.	45,529	564,560
RAIT Financial Trust	24,094	75,655
Ramco-Gershenson Properties Trust	19,874	358,328
RE/MAX Holdings Inc. Class A	2,926	100,362
Redwood Trust Inc.	19,406	253,830
Regional Management Corp. (a)	2,600	44,486
Renasant Corp.	10,096	332,259
Republic Bancorp Inc. Class A	2,619	67,649
Resource America Inc. Class A	3,795	21,897
Resource Capital Corp.	8,331	93,724
Retail Opportunity Investments Corp.	24,852	500,022
Rexford Industrial Realty Inc.	13,975	253,786
RLI Corp.	10,776	720,483
RLJ Lodging Trust	31,454	719,668
RMR Group Inc., The Class A (a)	1,689	42,242
Rouse Properties Inc.	9,203	169,151
Ryman Hospitality Properties Inc.	10,956	564,015
S&T Bancorp Inc.	8,884	228,852
Sabra Health Care REIT Inc.	16,412	329,717
Safeguard Scientifics Inc. (a)	5,216	69,112
Safety Insurance Group Inc.	3,764	214,774
Sandy Spring Bancorp Inc.	6,294	175,162
Saul Centers Inc.	2,448	129,793
Seacoast Banking Corporation of Florida (a)	5,720	90,319
Select Income REIT	15,779	363,706
Selective Insurance Group Inc.	14,311	523,926
ServisFirst Bancshares Inc.	5,600	248,640
Sierra Bancorp	3,000	54,450

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Silver Bay Realty Trust Corp.	9,418	$139,857
Simmons First National Corp.	7,513	338,611
South State Corp.	6,111	392,510
Southside Bancshares Inc.	6,214	161,999
Southwest Bancorp Inc.	4,955	74,573
Sovran Self Storage Inc.	9,885	1,165,936
St. Joe Co., The (a)	13,879	238,025
STAG Industrial Inc.	16,468	335,288
State Auto Financial Corp.	3,858	85,107
State Bank Financial Corp.	8,785	173,592
State National Companies Inc.	7,651	96,403
Sterling Bancorp	30,025	478,298
Stewart Information Services Corp.	5,791	210,097
Stifel Financial Corp. (a)	17,048	504,621
Stock Yards Bancorp Inc.	3,767	145,143
Stonegate Bank	2,800	83,888
Stonegate Mortgage Corp. (a)	3,500	20,090
Store Capital Corp.	10,127	262,087
Suffolk Bancorp	2,923	73,777
Summit Hotel Properties Inc.	22,018	263,555
Sun Bancorp Inc. (a)	2,440	50,532
Sun Communities Inc.	12,690	908,731
Sunstone Hotel Investors Inc.	52,269	731,766
Talmer Bancorp Inc. Class A	12,850	232,456
Tejon Ranch Co. (a)	3,636	74,793
Terreno Realty Corp.	10,832	254,010
Territorial Bancorp Inc.	2,085	54,335
Texas Capital Bancshares Inc. (a)	11,541	442,944
Third Point Reinsurance Ltd. (a)	21,196	240,999
Tiptree Financial Inc. Class A	7,200	41,040
Tompkins Financial Corp.	3,746	239,744
TowneBank	11,464	219,994
Trico Bancshares	5,650	143,058
Tristate Capital Holdings Inc. (a)	5,500	69,300
Triumph Bancorp Inc. (a)	3,529	55,864
Trustco Bank Corp. NY	23,377	141,665
Trustmark Corp.	16,801	386,927
UMB Financial Corp.	9,857	508,917
UMH Properties Inc.	6,084	60,353
Umpqua Holdings Corp.	55,138	874,489
Union Bankshares Corp.	11,314	278,664
United Bankshares Inc.	17,433	639,791
United Community Banks Inc.	13,535	249,991
United Community Financial Corp.	12,500	73,375
United Development Funding IV (b)	7,435	11,896
United Financial Bancorp Inc.	12,527	157,715
United Fire Group Inc.	5,092	223,131
United Insurance Holdings Corp.	4,100	78,761
Universal Health Realty Income Trust	3,205	180,281
Universal Insurance Holdings Inc.	8,100	144,180
Univest Corp. of Pennsylvania	4,799	93,628
Urban Edge Properties	22,300	576,232
Urstadt Biddle Properties Inc.	7,123	149,227
Valley National Bancorp	58,020	553,511
Virtu Financial Inc. Class A	4,881	107,919
Virtus Investment Partners Inc.	1,737	135,677

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Walker & Dunlop Inc. (a)	6,729	$163,313
Walter Investment Management Corp. (a)	9,308	71,113
Washington Federal Inc.	23,679	536,329
Washington Real Estate Investment Trust	17,090	499,199
Washington Trust Bancorp Inc.	3,756	140,174
Waterstone Financial Inc.	7,484	102,381
Webster Financial Corp.	22,749	816,689
WesBanco Inc.	9,617	285,721
West Bancorporation	4,200	76,566
Westamerica Bancorporation	6,392	311,354
Western Alliance Bancorp (a)	21,515	718,171
Western Asset Mortgage Capital Corp.	10,824	108,781
Westwood Holdings Group Inc.	1,971	115,599
Whitestone REIT	6,549	82,321
Wilshire Bancorp Inc.	17,470	179,941
Wintrust Financial Corp.	11,888	527,114
WisdomTree Investments Inc.	28,656	327,538
World Acceptance Corp. (a)	1,881	71,328
WSFS Financial Corp.	7,755	252,193
Xenia Hotels & Resorts Inc.	28,118	439,203
Yadkin Financial Corp.	10,975	259,778
ZAIS Group Holdings Inc. (a)	1,100	5,346

		106,856,639

Health Care (13.58%)
AAC Holdings Inc. (a)	1,939	38,373
Abaxis Inc.	5,721	259,676
Abeona Therapeutics Inc. (a)	2,500	6,400
Abiomed Inc. (a)	10,501	995,600
ACADIA Pharmaceuticals Inc. (a)	21,262	594,486
Accelerate Diagnostics Inc. (a)	5,986	86,019
Acceleron Pharma Inc. (a)	6,246	164,832
Accuray Inc. (a)	19,494	112,675
Aceto Corp.	7,364	173,496
Achillion Pharmaceuticals Inc. (a)	29,802	230,071
Aclaris Therapeutics Inc. (a)	1,395	26,435
Acorda Therapeutics Inc. (a)	10,769	284,840
Adamas Pharmaceuticals Inc. (a)	3,137	45,361
Addus HomeCare Corp. (a)	1,700	29,223
Adeptus Health Inc. Class A (a)	1,649	91,585
Aduro Biotech Inc. (a)	2,000	25,620
Advaxis Inc. (a)	7,400	66,822
Aegerion Pharmaceuticals Inc. (a)	6,067	22,448
Aerie Pharmaceuticals Inc. (a)	5,000	60,800
Affimed Therapeutics B.V. (a)	3,700	13,838
Affymetrix Inc. (a)	19,400	271,794
Agenus Inc. (a)	18,600	77,376
Agile Therapeutics Inc. (a)	2,500	15,525
Aimmune Therapeutics Inc. (a)	2,700	36,612
Air Methods Corp. (a)	9,900	358,578
Akebia Therapeutics Inc. (a)	7,781	70,107
Albany Molecular Research Inc. (a)	6,400	97,856
Alder Biopharmaceuticals Inc. (a)	6,074	148,752
Alimera Sciences Inc. (a)	8,185	14,324

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Alliance HealthCare Services Inc. (a)	1,200	$8,628
Almost Family Inc. (a)	1,700	63,308
AMAG Pharmaceuticals Inc. (a)	8,673	202,948
Amedisys Inc. (a)	7,188	347,468
Amicus Therapeutics Inc. (a)	29,536	249,579
AMN Healthcare Services Inc. (a)	11,988	402,917
Amphastar Pharmaceuticals Inc. (a)	8,400	100,800
Amsurg Corp. (a)	13,595	1,014,187
Anacor Pharmaceuticals Inc. (a)	10,317	551,444
Analogic Corp.	3,106	245,405
Angiodynamics Inc. (a)	6,300	77,427
ANI Pharmaceuticals Inc. (a)	1,900	63,954
Anika Therapeutics Inc. (a)	3,600	160,992
Antares Pharma Inc. (a)	37,377	32,522
Anthera Pharmaceuticals Inc. (a)	8,700	31,494
Applied Genetic Technologies Corp. (a)	2,100	29,358
Aralez Pharmaceuticals Inc. (a)	13,351	47,396
Aratana Therapeutics Inc. (a)	7,296	40,274
Ardelyx Inc. (a)	5,388	41,865
Arena Pharmaceuticals Inc. (a)	62,462	123,050
ARIAD Pharmaceuticals Inc. (a)	42,400	270,936
Array Biopharma Inc. (a)	34,936	103,061
Arrowhead Research Corp. (a)	15,889	76,585
Assembly Biosciences Inc. (a)	3,500	17,570
Asterias Biotherapeutics (a)	2,700	12,690
Atara Biotherapeutics Inc. (a)	4,092	77,871
AtriCure Inc. (a)	7,198	121,142
Atrion Corp.	345	136,399
aTyr Pharma Inc. (a)	1,500	5,910
Avalanche Biotechnologies Inc. (a)	4,700	24,299
AveXis Inc. (a)	1,168	31,816
Axovant Sciences Ltd. (a)	3,434	39,422
Bellicum Pharmaceutical Inc. (a)	2,114	19,766
BioCryst Pharmaceuticals Inc. (a)	17,300	48,959
BioDelivery Sciences International Inc. (a)	11,916	38,489
BioScrip Inc. (a)	16,954	36,282
BioSpecifics Technologies Corp. (a)	1,200	41,784
BioTelemetry Inc. (a)	6,500	75,920
BioTime Inc. (a)	12,836	36,839
Blueprint Medicines Corp. (a)	2,235	40,342
Calithera Biosciences Inc. (a)	3,303	18,761
Cambrex Corp. (a)	7,881	346,764
Cantel Medical Corp.	8,600	613,696
Capital Senior Living Corp. (a)	7,600	140,752
Cara Therapeutics Inc. (a)	4,824	30,005
Carbylan Therapeutics Inc. (a)	2,900	1,866
Cardiovascular Systems Inc. (a)	7,656	79,393
Castlight Health Inc. Class B (a)	8,153	27,149
Catabasis Pharmaceuticals Inc. (a)	500	2,520
Catalent Inc. (a)	21,042	561,190
Catalyst Pharmaceuticals Inc. (a)	18,300	21,411
Celldex Therapeutics Inc. (a)	24,891	94,088
Cellular Biomedicine Group Inc. (a)	2,400	44,760
Cempra Inc. (a)	8,933	156,506
Cepheid Inc. (a)	18,081	603,182
Cerus Corp. (a)	24,494	145,249

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Chemed Corp.	4,324	$585,686
ChemoCentryx Inc. (a)	7,400	18,426
Chiasma Inc. (a)	1,777	16,277
Chimerix Inc. (a)	11,084	56,639
Cidara Therapeutics Inc. (a)	1,100	13,970
Civitas Solutions Inc. (a)	2,929	51,052
Clovis Oncology Inc. (a)	7,156	137,395
Coherus Biosciences Inc. (a)	5,703	121,075
Collegium Pharmaceutical Inc. (a)	2,000	36,300
Computer Programs & Systems Inc.	2,784	145,102
Concert Pharmaceuticals Inc. (a)	3,700	50,542
ConforMis Inc. (a)	2,512	27,004
Conmed Corp.	6,929	290,602
Connecture Inc. (a)	1,600	4,096
Corcept Therapeutics Inc. (a)	16,653	77,936
Corindus Vascular Robotics Inc. (a)	5,400	5,349
Corium International Inc. (a)	2,100	8,106
CorMedix Inc. (a)	7,500	19,875
Corvel Corp. (a)	2,078	81,915
Cross Country Healthcare Inc. (a)	8,089	94,075
CryoLife Inc.	6,632	71,294
CTI BioPharma Corp. (a)	51,337	27,280
Curis Inc. (a)	27,000	43,470
Cutera Inc. (a)	3,500	39,375
Cynosure Inc. Class A (a)	5,672	250,249
Cytokinetics Inc. (a)	8,504	59,953
CytomX Therapeutics Inc. (a)	1,861	24,007
CytRx Corp. (a)	17,800	47,704
DepoMed Inc. (a)	15,200	211,736
Dermira Inc. (a)	4,073	84,230
Dicerna Pharmaceuticals Inc. (a)	3,632	19,468
Dimension Therapeutics Inc. (a)	1,360	10,649
Diplomat Pharmacy Inc. (a)	9,050	247,970
Durect Corp. (a)	27,200	36,720
Dyax Corp. Contingent Value Rights (a) (b)	35,404	39,298
Dynavax Technologies Corp. (a)	9,300	178,932
Eagle Pharmaceuticals Inc. (a)	2,100	85,050
Edge Therapeutics Inc. (a)	2,041	18,675
Editas Medicine Inc. (a)	1,704	58,856
Emergent Biosolutions Inc. (a)	7,700	279,895
Enanta Pharmaceuticals Inc. (a)	3,900	114,543
EndoChoice Holdings Inc. (a)	1,594	8,305
Endocyte Inc. (a)	9,534	29,555
Endologix Inc. (a)	18,927	158,230
Ensign Group Inc., The	12,880	291,603
Entellus Medical Inc. (a)	1,324	24,084
Epizyme Inc. (a)	9,769	118,400
Esperion Therapeutics Inc. (a)	3,174	53,672
Evolent Health Inc. Class A (a)	3,210	33,898
Exact Sciences Corp. (a)	24,483	165,015
Exactech Inc. (a)	2,600	52,676
ExamWorks Group Inc. (a)	10,387	307,040
Exelixis Inc. (a)	56,926	227,704
Fibrocell Science Inc. (a)	6,000	15,000
FibroGen Inc. (a)	12,132	258,290
Five Prime Therapeutics Inc. (a)	5,699	231,550

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Five Star Quality Care Inc. (a)	10,281	$23,543
Flex Pharma Inc. (a)	1,350	14,810
Flexion Therapeutics Inc. (a)	3,409	31,363
Fluidigm Corp. (a)	6,894	55,635
Foamix Pharmaceuticals Ltd. (a)	5,500	35,860
Foundation Medicine Inc. (a)	2,918	53,049
Galena Biopharma Inc. (a)	50,386	68,525
Genesis Healthcare Inc. (a)	8,800	20,416
GenMark Diagnostics Inc. (a)	10,282	54,186
Genocea Biosciences Inc. (a)	4,532	35,078
Genomic Health Inc. (a)	4,600	113,942
Geron Corp. (a)	39,201	114,467
Glaukos Corp. (a)	1,674	28,224
Global Blood Therapeutics Inc. (a)	1,674	26,550
Globus Medical Inc. Class A (a)	17,209	408,714
Greatbatch Inc. (a)	6,456	230,092
Haemonetics Corp. (a)	13,004	454,880
Halozyme Therapeutics Inc. (a)	26,816	253,948
Halyard Health Inc. (a)	11,700	336,141
Harvard Bioscience Inc. (a)	8,100	24,462
HealthEquity Inc. (a)	9,230	227,704
Healthsouth Corp.	22,946	863,458
HealthStream Inc. (a)	6,482	143,187
Healthways Inc. (a)	7,770	78,399
HeartWare International Inc. (a)	4,402	138,311
Heron Therapeutics Inc. (a)	7,496	142,349
Heska Corp. (a)	1,400	39,900
HMS Holdings Corp. (a)	21,102	302,814
ICU Medical Inc. (a)	3,532	367,681
Idera Pharmaceuticals Inc. (a)	21,504	42,578
Ignyta Inc. (a)	5,500	37,235
Immune Design Corp. (a)	2,696	35,048
ImmunoGen Inc. (a)	21,993	187,380
Immunomedics Inc. (a)	24,085	60,212
Impax Laboratories Inc. (a)	18,000	576,360
Imprivata Inc. (a)	2,249	28,405
INC Research Holdings Inc. Class A (a)	3,334	137,394
Infinity Pharmaceuticals Inc. (a)	11,891	62,666
Innoviva Inc.	21,600	271,944
Inogen Inc. (a)	4,042	181,809
Inovio Pharmaceuticals Inc. (a)	17,957	156,405
Insmed Inc. (a)	15,580	197,399
Insulet Corp. (a)	14,280	473,525
Insys Therapeutics Inc. (a)	6,200	99,138
Integra LifeSciences Holdings Corp. (a)	7,084	477,178
Intersect ENT Inc. (a)	3,996	75,924
Intra-Cellular Therapies Inc. (a)	6,773	188,289
Invacare Corp.	8,104	106,730
Invitae Corp. (a)	1,826	18,680
InVivo Therapeutics Holdings Corp. (a)	8,011	55,917
Invuity Inc. (a)	1,116	8,058
iRadimed Corp. (a)	700	13,412
Ironwood Pharmaceuticals Inc. (a)	32,030	350,408
K2M Group Holdings Inc. (a)	4,301	63,784
Karyopharm Therapeutics Inc. (a)	5,625	50,175
Keryx Biopharmaceuticals Inc. (a)	25,257	117,950

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Kindred Healthcare Inc.	21,307	$263,142
Kite Pharma Inc. (a)	8,164	374,809
La Jolla Pharmaceutical Co. (a)	3,344	69,923
Landauer Inc.	2,380	78,707
Lannett Company Inc. (a)	6,700	120,131
Lantheus Holdings Inc. (a)	2,974	5,621
LDR Holding Corp. (a)	6,548	166,909
LeMaitre Vascular Inc.	2,900	45,008
Lexicon Pharmaceuticals Inc. (a)	10,462	125,021
LHC Group Inc. (a)	3,300	117,348
Ligand Pharmaceuticals Inc. Class B (a)	4,418	473,124
Lion Biotechnologies Inc. (a)	10,900	55,372
LivaNova PLC (a)	11,168	602,849
Loxo Oncology Inc. (a)	2,400	65,616
Luminex Corp. (a)	10,914	211,732
MacroGenics Inc. (a)	8,045	150,844
Magellan Health Inc. (a)	6,258	425,106
MannKind Corp. (a)	59,913	96,460
Masimo Corp. (a)	10,989	459,780
Medgenics Inc. (a)	6,200	27,280
Medicines Co., The (a)	16,676	529,797
Medidata Solutions Inc. (a)	13,956	540,237
Meridian Bioscience Inc.	10,500	216,405
Merit Medical Systems Inc. (a)	11,096	205,165
Merrimack Pharmaceuticals Inc. (a)	29,422	246,262
MiMedx Group Inc. (a)	27,400	239,476
Mirati Therapeutics Inc. (a)	2,788	59,663
Molina Healthcare Inc. (a)	9,833	634,130
Momenta Pharmaceuticals Inc. (a)	15,518	143,386
MyoKardia Inc. (a)	1,518	16,258
Myriad Genetics Inc. (a)	17,500	655,025
NanoString Technologies Inc. (a)	3,200	48,704
NantKwest Inc. (a)	1,614	13,267
Natera Inc. (a)	2,427	23,105
National Healthcare Corp.	2,473	154,068
National Research Corp. Class A	2,400	37,320
Natus Medical Inc. (a)	8,300	318,969
Navidea Biopharmaceuticals Inc. (a)	37,000	34,946
Nektar Therapeutics (a)	33,160	455,950
Neogen Corp. (a)	9,276	467,047
NeoGenomics Inc. (a)	13,000	87,620
Neos Therapeutics Inc. (a)	1,339	14,448
Neurocrine Biosciences Inc. (a)	21,507	850,602
Nevro Corp. (a)	4,146	233,254
NewLink Genetics Corp. (a)	5,101	92,838
Nivalis Therapeutics Inc. (a)	1,220	5,087
Nobilis Health Corp. (a)	7,700	24,024
Northwest Biotherapeutics Inc. (a)	11,400	16,644
Novavax Inc. (a)	67,581	348,718
Novocure Ltd. (a)	2,049	29,670
NuVasive Inc. (a)	12,098	588,568
Nuvectra Corp. (a)	2,152	11,642
NxStage Medical Inc. (a)	16,019	240,125
Ocular Therapeutix Inc. (a)	3,200	30,912
Omeros Corp. (a)	9,858	151,222
Omnicell Inc. (a)	9,136	254,620

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	$0
OncoCyte Corp. (a)	641	2,955
OncoMed Pharmaceuticals Inc. (a)	4,067	41,117
Oncothyreon Inc. (a)	25,400	32,258
Ophthotech Corp. (a)	6,000	253,620
OraSure Technologies Inc. (a)	14,563	105,290
Orexigen Therapeutics Inc. (a)	24,855	13,986
Organovo Holdings Inc. (a)	23,400	50,778
Orthofix International NV (a)	4,662	193,566
Osiris Therapeutics Inc.	4,400	25,124
Otonomy Inc. (a)	4,458	66,513
OvaScience Inc. (a)	5,735	54,425
Owens & Minor Inc.	15,828	639,768
Oxford Immunotec Global PLC (a)	4,900	48,559
Pacific Biosciences of California Inc. (a)	17,492	148,682
Pacira Pharmaceuticals Inc. (a)	9,151	484,820
Paratek Pharmaceuticals Inc. (a)	2,900	43,993
Parexel International Corp. (a)	13,840	868,183
PDL BioPharma Inc.	42,059	140,056
Penumbra Inc. (a)	1,116	51,336
Peregrine Pharmaceuticals Inc. (a)	55,785	23,458
Pernix Therapeutics Holdings Inc. (a)	10,511	11,037
Pfenex Inc. (a)	4,000	39,320
PharMerica Corp. (a)	7,718	170,645
Phibro Animal Health Corp. Class A	4,454	120,436
Portola Pharmaceuticals Inc. (a)	12,616	257,366
PRA Health Sciences Inc. (a)	5,088	217,563
Press Ganey Holdings Inc. (a)	2,500	75,200
Prestige Brands Holdings Inc. (a)	13,148	701,972
Progenics Pharmaceuticals Inc. (a)	18,304	79,805
Proteon Therapeutics Inc. (a)	1,900	14,706
Prothena Corp. PLC (a)	8,502	349,942
Providence Service Corp. (a)	3,184	162,607
PTC Therapeutics Inc. (a)	8,513	54,824
Quality Systems Inc.	12,352	188,244
Quidel Corp. (a)	6,764	116,747
Radius Health Inc. (a)	8,320	261,581
RadNet Inc. (a)	8,100	39,123
Raptor Pharmaceutical Corp. (a)	21,152	97,299
REGENXBIO Inc. (a)	1,758	18,986
Regulus Therapeutics Inc. (a)	6,851	47,477
Relypsa Inc. (a)	8,260	111,923
Repligen Corp. (a)	8,300	222,606
Retrophin Inc. (a)	8,965	122,462
Revance Therapeutics Inc. (a)	4,450	77,697
Rigel Pharmaceuticals Inc. (a)	21,497	44,714
Rockwell Medical Inc. (a)	12,544	94,205
RTI Surgical Inc. (a)	13,700	54,800
Sage Therapeutics Inc. (a)	4,079	130,773
Sagent Pharmaceuticals Inc. (a)	5,339	64,976
Sangamo BioSciences Inc. (a)	17,035	103,062
Sarepta Therapeutics Inc. (a)	11,565	225,749
SciClone Pharmaceuticals Inc. (a)	12,600	138,600
SeaSpine Holdings Corp. (a)	2,065	30,232
Second Sight Medical Products Inc (a)	2,908	14,046

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Select Medical Holdings Corp.	26,468	$312,587
Sequenom Inc. (a)	28,414	40,064
Seres Therapeutics Inc. (a)	2,081	55,271
Sientra Inc. (a)	2,139	14,631
Sorrento Therapeutics Inc. (a)	6,900	37,122
Spark Therapeutics Inc. (a)	2,313	68,257
Spectranetics Corp., The (a)	10,785	156,598
Spectrum Pharmaceuticals Inc. (a)	16,228	103,210
STAAR Surgical Co. (a)	9,524	70,382
Stemline Therapeutics Inc. (a)	3,900	18,174
STERIS PLC	21,378	1,518,907
Sucampo Pharmaceuticals Inc. Class A (a)	6,000	65,580
Supernus Pharmaceuticals Inc. (a)	8,933	136,228
Surgery Partners Inc. (a)	3,842	50,945
Surgical Care Affiliates Inc. (a)	5,450	252,226
SurModics Inc. (a)	3,219	59,262
Synergy Pharmaceuticals Inc. (a)	24,500	67,620
Synta Pharmaceuticals Corp. (a)	22,000	5,280
T2 Biosystems Inc. (a)	2,300	22,678
Tandem Diabetes Care Inc. (a)	4,250	37,018
Team Health Holdings Inc. (a)	18,103	756,886
Teladoc Inc. (a)	2,303	22,109
Teligent Inc. (a)	10,000	49,000
Tesaro Inc. (a)	5,939	261,494
Tetraphase Pharmaceuticals Inc. (a)	8,767	40,591
TG Therapeutics Inc. (a)	8,568	72,999
TherapeuticsMD Inc. (a)	36,225	231,840
Theravance Biopharma Inc. (a)	7,329	137,785
Threshold Pharmaceuticals Inc. (a)	16,900	7,774
Tobira Therapeutics Inc. (a)	422	3,452
Tokai Pharmaceuticals Inc. (a)	2,381	13,357
TransEnterix Inc. (a)	10,849	46,108
Trevena Inc. (a)	7,718	63,828
Triple-S Management Corp. Class B (a)	6,300	156,618
Trovagene Inc. (a)	7,900	36,735
Trupanion Inc. (a)	3,900	38,415
U.S. Physical Therapy Inc.	3,100	154,163
Ultragenyx Pharmaceutical Inc. (a)	9,630	609,675
Unilife Corp. (a)	29,694	20,192
Universal American Corp.	12,056	86,080
Utah Medical Products Inc.	1,000	62,540
Vanda Pharmaceuticals Inc. (a)	10,826	90,505
Vascular Solutions Inc. (a)	4,400	143,132
Veracyte Inc. (a)	3,221	17,393
Verastem Inc. (a)	7,406	11,701
Versartis Inc. (a)	5,400	43,308
Vitae Pharmaceuticals Inc. (a)	3,205	21,249
Vital Therapies Inc. (a)	5,160	46,801
VIVUS Inc. (a)	26,761	37,465
Vocera Communications Inc. (a)	6,700	85,425
Voyager Therapeutics Inc. (a)	1,396	12,187
vTv Therapeutics Inc. Class A (a)	500	2,580
WellCare Health Plans Inc. (a)	11,077	1,027,392
West Pharmaceutical Services Inc.	18,028	1,249,701
Wright Medical Group NV (a)	22,465	372,919
XBiotech Inc. (a)	1,000	9,450

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Xencor Inc. (a)	6,909	$92,719
Xenoport Inc. (a)	14,181	63,956
XOMA Corp. (a)	22,677	17,529
Zafgen Inc. (a)	4,023	26,874
Zeltiq Aesthetics Inc. (a)	8,200	222,712
ZIOPHARM Oncology Inc. (a)	29,328	217,614
Zogenix Inc. (a)	5,987	55,320
Zynerba Pharmaceuticals Inc. (a)	837	7,910

		56,468,094

Industrials (12.75%)
Aaon Inc.	10,350	289,799
AAR Corp.	9,011	209,686
ABM Industries Inc.	14,035	453,471
Acacia Research Corp.	12,252	46,435
Acco Brands Corp. (a)	27,822	249,842
Accuride Corp. (a)	9,947	15,418
Actuant Corp. Class A	14,925	368,797
Advanced Drainage Systems Inc.	8,588	182,924
Advisory Board Co., The (a)	10,690	344,752
Aegion Corp. (a)	9,256	195,209
Aerojet Rocketdyne Holdings Inc. (a)	15,826	259,230
Aerovironment Inc. (a)	5,104	144,545
Air Transport Services Group Inc. (a)	13,100	201,478
Aircastle Ltd.	15,704	349,257
Alamo Group Inc.	2,385	132,868
Albany International Corp. Class A	7,151	268,806
Allegiant Travel Co.	3,375	600,952
Allied Motion Technologies Inc.	1,500	27,000
Altra Industrial Motion Corp.	6,700	186,126
Ameresco Inc. Class A (a)	5,100	24,327
American Railcar Industries Inc.	2,133	86,877
American Science & Engineering Inc.	1,881	52,085
American Woodmark Corp. (a)	3,253	242,641
Apogee Enterprises Inc.	7,336	321,977
Applied Industrial Technologies Inc.	10,068	436,951
ARC Document Solutions Inc. (a)	10,621	47,794
ArcBest Corp.	6,389	137,939
Argan Inc.	3,300	116,028
Astec Industries Inc.	4,857	226,676
Astronics Corp. (a)	5,602	213,716
Atlas Air Worldwide Holdings Inc. (a)	6,343	268,119
AZZ Inc.	6,500	367,900
Barnes Group Inc.	13,744	481,452
Barrett Business Services Inc.	1,800	51,750
Beacon Roofing Supply Inc. (a)	12,485	512,010
Blount International Inc. (a)	12,194	121,696
Blue Bird Corp. (a)	1,200	13,020
BMC Stock Holdings Inc. (a)	9,601	159,569
Brady Corp.	12,113	325,113
Briggs & Stratton Corp.	11,180	267,426
Brink’s Co., The	12,199	409,764
Builders FirstSource Inc. (a)	12,307	138,700
CAI International Inc. (a)	4,300	41,538
Casella Waste Systems Inc. Class A (a)	10,314	69,104
CBIZ Inc. (a)	12,074	121,827

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CDI Corp.	3,486	$21,892
CEB Inc.	8,400	543,732
CECO Environmental Corp.	7,055	43,812
Celadon Group Inc.	6,600	69,168
Chart Industries Inc. (a)	7,800	169,416
CIRCOR International Inc.	4,321	200,451
Civeo Corp. (a)	27,000	33,210
Clarcor Inc.	12,599	728,096
Columbus McKinnon Corp.	5,100	80,376
Comfort Systems USA Inc.	9,373	297,780
Commercial Vehicle Group Inc. (a)	7,796	20,659
Continental Building Products Inc. (a)	7,669	142,337
Covenant Transport Group Inc. Class A (a)	2,800	67,732
CRA International Inc. (a)	2,415	47,431
Cubic Corp.	5,454	217,942
Curtiss-Wright Corp.	11,185	846,369
Deluxe Corp.	12,500	781,125
DigitalGlobe Inc. (a)	16,166	279,672
Douglas Dynamics Inc.	5,610	128,525
Ducommun Inc. (a)	2,600	39,650
DXP Enterprises Inc. (a)	3,400	59,704
Dycom Industries Inc. (a)	8,533	551,829
Eagle Bulk Shipping Inc. (a)	5,300	1,908
Echo Global Logistics Inc. (a)	7,508	203,917
EMCOR Group Inc.	15,650	760,590
Encore Wire Corp.	5,295	206,134
EnerSys	11,139	620,665
Engility Holdings Inc. (a)	4,300	80,668
Ennis Inc.	6,432	125,746
Enphase Energy Inc. (a)	6,700	15,611
EnPro Industries Inc.	5,774	333,044
ESCO Technologies Inc.	6,510	253,760
Essendant Inc.	9,608	306,783
Esterline Technologies Corp. (a)	7,471	478,667
ExOne Co., The (a)	2,431	31,943
Exponent Inc.	6,458	329,423
Federal Signal Corp.	15,734	208,633
Forward Air Corp.	7,808	353,859
Franklin Covey Co. (a)	3,100	54,529
Franklin Electric Co. Inc.	11,951	384,464
Freightcar America Inc.	3,060	47,675
FTI Consulting Inc. (a)	10,482	372,216
FuelCell Energy Inc. (a)	4,999	33,843
G&K Services Inc. Class A	4,980	364,785
Generac Holdings Inc. (a)	17,390	647,604
General Cable Corp.	12,000	146,520
Gibraltar Industries Inc. (a)	7,882	225,425
Global Brass & Copper Holdings Inc.	5,300	132,235
Golden Ocean Group Ltd. (a)	17,362	12,067
Gorman-Rupp Co., The	4,791	124,231
GP Strategies Corp. (a)	3,200	87,680
Graham Corp.	2,600	51,766
Granite Construction Inc.	9,853	470,973
Great Lakes Dredge & Dock Co. (a)	14,800	66,008
Greenbrier Companies Inc., The	6,734	186,128
Griffon Corp.	8,347	128,961

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
H&E Equipment Services Inc.	7,800	$136,734
Harsco Corp.	20,400	111,180
Hawaiian Holdings Inc. (a)	12,000	566,280
HC2 Holdings Inc. (a)	6,900	26,358
Healthcare Services Group Inc.	17,847	656,948
Heartland Express Inc.	11,991	222,433
HEICO Corp.	4,841	291,089
HEICO Corp. Class A	10,000	476,000
Heidrick & Struggles International Inc.	4,612	109,304
Heritage-Crystal Clean Inc. (a)	3,467	34,462
Herman Miller Inc.	14,937	461,404
Hill International Inc. (a)	8,500	28,645
Hillenbrand Inc.	15,753	471,802
HNI Corp.	11,247	440,545
Hub Group Inc. (a)	9,050	369,150
Hurco Companies Inc.	1,569	51,761
Huron Consulting Group Inc. (a)	5,414	315,041
Hyster-Yale Materials Handling Inc.	2,396	159,574
ICF International Inc. (a)	4,932	169,513
Innerworkings Inc. (a)	9,652	76,733
Insperity Inc.	4,056	209,817
Insteel Industries Inc.	4,500	137,565
Interface Inc.	16,567	307,152
John Bean Technologies Corp.	7,300	411,793
Kadant Inc.	2,758	124,551
Kaman Corp.	6,846	292,256
Kelly Services Inc. Class A	7,516	143,706
Keyw Holding Corp., The (a)	7,911	52,529
Kforce Inc.	6,210	121,592
Kimball International Inc. Class B	8,797	99,846
KLX Inc. (a)	13,300	427,462
Knight Transportation Inc.	15,749	411,836
Knoll Inc.	12,244	265,083
Korn/Ferry International	12,633	357,388
Kratos Defense & Security Solutions Inc. (a)	12,424	61,499
L.B. Foster Co. Class A	2,536	46,054
Lawson Products Inc. (a)	1,400	27,412
Lindsay Corp.	2,804	200,794
LSI Industries Inc.	5,747	67,527
Lydall Inc. (a)	4,190	136,259
Marten Transport Ltd.	6,197	116,008
Masonite International Corp. (a)	7,598	497,669
MasTec Inc. (a)	16,959	343,250
Matson Inc.	10,900	437,853
Matthews International Corp. Class A	8,261	425,194
McGrath Rentcorp	6,097	152,913
Meritor Inc. (a)	23,715	191,143
Milacron Holdings Corp. (a)	3,568	58,836
Miller Industries Inc.	2,950	59,826
Mistras Group Inc. (a)	4,362	108,047
Mobile Mini Inc.	11,547	381,282
Moog Inc. Class A (a)	9,207	420,576
MRC Global Inc. (a)	25,900	340,326
MSA Safety Inc.	7,318	353,825
Mueller Industries Inc.	14,294	420,529
Mueller Water Products Inc.	40,303	398,194

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Multi-Color Corp.	3,173	$169,280
MYR Group Inc. (a)	4,877	122,461
National Presto Industries Inc.	1,218	101,995
Navigant Consulting Inc. (a)	12,048	190,479
Navios Maritime Holdings Inc.	19,671	22,228
Navistar International Corp. (a)	12,400	155,248
NCI Building Systems Inc. (a)	7,054	100,167
Neff Corp. Class A (a)	2,623	19,515
NL Industries Inc. (a)	1,843	4,165
NN Inc.	6,514	89,112
Nortek Inc. (a)	2,489	120,194
Northwest Pipe Co. (a)	2,400	22,128
NV5 Global Inc. (a)	1,200	32,196
Omega Flex Inc.	800	27,824
On Assignment Inc. (a)	12,987	479,480
Orion Marine Group Inc. (a)	6,764	35,038
P.A.M. Transportation Services Inc. (a)	800	24,640
Park-Ohio Holdings Corp.	2,366	101,312
Patrick Industries Inc. (a)	3,200	145,248
Pendrell Corp. (a)	40,546	21,489
PGT Inc. (a)	11,700	115,128
Plug Power Inc. (a)	45,700	93,685
Ply Gem Holdings Inc. (a)	5,300	74,465
Powell Industries Inc.	2,355	70,203
Power Solutions International Inc. (a)	1,100	15,180
PowerSecure International Inc. (a)	5,500	102,795
Preformed Line Products Co.	600	21,912
Primoris Services Corp.	9,864	239,695
Proto Labs Inc. (a)	5,808	447,739
Quad Graphics Inc.	7,540	97,568
Quanex Building Products Corp.	8,641	150,008
Radiant Logistics Inc. (a)	8,900	31,773
Raven Industries Inc.	9,784	156,740
RBC Bearings Inc. (a)	5,900	432,234
Resources Connection Inc.	9,464	147,260
Rexnord Corp. (a)	25,572	517,066
Roadrunner Transportation Systems Inc. (a)	6,931	86,360
RPX Corp. (a)	13,666	153,879
Rush Enterprises Inc. Class A (a)	8,736	159,345
Safe Bulkers Inc.	9,600	7,714
Saia Inc. (a)	6,202	174,586
Scorpio Bulkers Inc. (a)	11,224	36,815
Simpson Manufacturing Co. Inc.	10,557	402,961
SkyWest Inc.	13,021	260,290
Sparton Corp. (a)	2,600	46,774
Standard Plus Corp. (a)	4,200	101,052
Standex International Corp.	3,227	251,093
Steelcase Inc.	21,100	314,812
Sun Hydraulics Corp.	5,700	189,183
Sunrun Inc. (a)	4,344	28,149
Swift Transportation Co. (a)	22,161	412,859
TAL International Group Inc.	8,100	125,064
Taser International Inc. (a)	13,492	264,848
Team Inc. (a)	7,221	219,374
Teledyne Technologies Inc. (a)	8,828	778,100
Tennant Co.	4,635	238,610

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Tetra Tech Inc.	15,120	$450,878
Textainer Group Holdings Ltd.	5,300	78,652
Thermon Group Holdings Inc. (a)	7,924	139,145
Titan International Inc.	10,838	58,308
Titan Machinery Inc. (a)	4,300	49,708
TRC Companies Inc. (a)	4,100	29,725
Trex Co. Inc. (a)	7,497	359,331
TriMas Corp. (a)	11,555	202,444
TriNet Group Inc. (a)	10,554	151,450
TrueBlue Inc. (a)	10,610	277,452
Tutor Perini Corp. (a)	9,573	148,764
Twin Disc Inc.	2,052	20,787
Ultrapetrol Bahamas Ltd. (a)	5,300	1,431
UniFirst Corp.	3,675	401,016
Univar Inc. (a)	10,369	178,139
Universal Forest Products Inc.	5,010	429,958
Universal Truckload Services Inc.	1,800	29,646
US Ecology Inc.	5,358	236,609
USA Truck Inc. (a)	2,400	45,216
Vectrus Inc. (a)	2,500	56,875
Veritiv Corp. (a)	2,000	74,520
Viad Corp.	5,062	147,608
Vicor Corp. (a)	3,708	38,860
Virgin American Inc. (a)	6,440	248,326
Volt Information Sciences Inc. (a)	2,300	17,319
VSE Corp.	1,100	74,679
Wabash National Corp. (a)	17,145	226,314
WageWorks Inc. (a)	9,000	455,490
Watts Water Technologies Inc.	7,051	388,722
Werner Enterprises Inc.	11,226	304,898
Wesco Aircraft Holdings Inc. (a)	15,660	225,347
West Corp.	13,200	301,224
Woodward Inc.	15,552	809,015
Xerium Technologies Inc. (a)	2,700	14,094
XPO Logistics Inc. (a)	18,029	553,490
YRC Worldwide Inc. (a)	8,060	75,119

		53,034,588

Information Technology (17.79%)
6D Global Technologies Inc. (a)	3,023	907
A10 Networks Inc. (a)	8,263	48,909
ACI Worldwide Inc. (a)	29,248	608,066
Actua Corp. (a)	10,121	91,595
Acxiom Corp. (a)	19,661	421,532
Adtran Inc.	12,521	253,175
Advanced Energy Industries Inc. (a)	10,233	356,006
Advanced Micro Devices Inc. (a)	160,100	456,285
Aerohive Networks Inc. (a)	5,692	28,403
Agilysys Inc. (a)	3,514	35,878
Alarm.com Holdings Inc. (a)	1,954	46,310
Alliance Fiber Optic Products Inc. (a)	3,400	50,286
Alpha & Omega Semiconductor Ltd. (a)	5,053	59,878
Ambarella Inc. (a)	7,900	353,130
Amber Road Inc. (a)	4,282	23,166
American Software Inc. Class A	6,300	56,700

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amkor Technology Inc. (a)	25,264	$148,805
Angie’s List Inc. (a)	11,300	91,191
Anixter International Inc. (a)	7,235	377,016
Apigee Corp. (a)	1,239	10,296
AppFolio Inc. Class A (a)	1,366	16,720
Applied Micro Circuits Corp. (a)	20,962	135,415
Applied Optoelectronics Inc. (a)	4,300	64,113
Aspen Technology Inc. (a)	21,451	775,025
AVG Technologies NV (a)	10,400	215,800
Avid Technology Inc. (a)	7,800	52,728
AVX Corp.	11,800	148,326
Axcelis Technologies Inc. (a)	28,826	80,713
Badger Meter Inc.	3,630	241,431
Bankrate Inc. (a)	16,551	151,773
Barracuda Networks Inc. (a)	1,946	29,968
Bazaarvoice Inc. (a)	14,913	46,976
Bel Fuse Inc.	2,483	36,252
Belden Inc.	10,773	661,247
Benchmark Electronics Inc. (a)	13,211	304,514
Benefitfocus Inc. (a)	1,925	64,199
Black Box Corp.	4,355	58,662
Blackbaud Inc.	11,811	742,794
Blackhawk Network Holdings Inc. (a)	13,594	466,274
Blucora Inc. (a)	10,620	54,799
Bottomline Technologies Inc. (a)	10,331	314,992
Box Inc. Class A (a)	3,126	38,325
Brightcove Inc. (a)	8,000	49,920
BroadSoft Inc. (a)	7,300	294,555
Brooks Automation Inc.	17,149	178,350
Cabot Microelectronics Corp.	6,243	255,401
CACI International Inc. Class A (a)	6,118	652,791
CalAmp Corp. (a)	9,100	163,163
Calix Inc. (a)	11,220	79,550
Callidus Software Inc. (a)	14,074	234,754
Carbonite Inc. (a)	4,400	35,068
Cardtronics Inc. (a)	11,300	406,687
Care.com Inc. (a)	4,693	28,862
Cascade Microtech Inc. (a)	3,600	74,232
Cass Information Systems Inc.	2,906	152,129
Cavium Inc. (a)	13,937	852,387
CEVA Inc. (a)	5,106	114,885
ChannelAdvisor Corp. (a)	5,766	64,868
Checkpoint Systems Inc. (a)	10,615	107,424
Ciber Inc. (a)	21,043	44,401
Ciena Corp. (a)	30,941	588,498
Cimpress NV (a)	8,234	746,741
Cirrus Logic Inc. (a)	15,897	578,810
Clearfield Inc. (a)	2,800	44,996
Code Rebel Corp. (a)	400	1,872
Coherent Inc. (a)	6,000	551,400
Cohu Inc.	6,608	78,503
CommVault Systems Inc. (a)	11,388	491,620
comScore Inc. (a)	12,321	370,123
Comtech Telecommunications Corp.	4,302	100,538
Control4 Corp. (a)	5,042	40,134
Convergys Corp.	24,749	687,280
Cornerstone OnDemand Inc. (a)	13,592	445,410

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CPI Card Group Inc.	4,187	$34,501
Cray Inc. (a)	10,222	428,404
CSG Systems International Inc.	8,165	368,731
CTS Corp.	8,541	134,435
Cvent Inc. (a)	5,999	128,379
Daktronics Inc.	9,652	76,251
Datalink Corp. (a)	4,900	44,786
Demandware Inc. (a)	8,400	328,440
DHI Group Inc. (a)	11,240	90,707
Diebold Inc.	16,300	471,233
Digi International Inc. (a)	6,034	56,901
Digimarc Corp. (a)	1,881	56,994
Digital Turbine Inc. (a)	16,900	20,111
Diodes Inc. (a)	9,427	189,483
DSP Group Inc. (a)	5,824	53,115
DTS Inc. (a)	4,346	94,656
EarthLink Holdings Corp.	26,340	149,348
Eastman Kodak Co. (a)	4,326	46,937
Ebix Inc.	6,739	274,884
Electro Rent Corp.	3,906	36,170
Electronics for Imaging Inc. (a)	11,708	496,302
Ellie Mae Inc. (a)	7,417	672,277
EMCORE Corp. (a)	6,100	30,500
Endurance International Group Holdings Inc. (a)	15,134	159,361
EnerNOC Inc. (a)	6,830	51,088
Entegris Inc. (a)	35,213	479,601
Envestnet Inc. (a)	9,797	266,478
EPAM Systems Inc. (a)	12,300	918,441
EPIQ Systems Inc.	8,090	121,512
ePlus Inc. (a)	1,418	114,163
Euronet Worldwide Inc. (a)	12,997	963,208
Everi Holdings Inc. (a)	15,337	35,122
EVERTEC Inc.	16,568	231,621
Everyday Health Inc. (a)	5,249	29,394
Exar Corp. (a)	9,767	56,160
Exlservice Holdings Inc. (a)	8,364	433,255
Extreme Networks Inc. (a)	24,164	75,150
Fabrinet (a)	8,928	288,821
Fair Isaac Corp.	7,839	831,640
Fairchild Semiconductor International Inc. (a)	29,183	583,660
FARO Technologies Inc. (a)	4,254	137,021
FEI Co.	10,447	929,887
Finisar Corp. (a)	26,090	475,882
Five9 Inc. (a)	5,786	51,438
Fleetmatics Group Ltd. PLC (a)	9,600	390,816
Formfactor Inc. (a)	14,843	107,909
Forrester Research Inc.	2,552	85,773
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	6,928	214,907
Globant SA (a)	3,700	114,182
Glu Mobile Inc. (a)	29,212	82,378
Gogo Inc. (a)	14,431	158,885
GrubHub Inc. (a)	18,951	476,239
GSI Group Inc. (a)	8,939	126,576

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
GTT Communications Inc. (a)	6,004	$99,306
Guidance Software Inc. (a)	5,178	22,265
Guidewire Software Inc. (a)	17,585	958,031
Hackett Group Inc., The	5,994	90,629
Harmonic Inc. (a)	19,093	62,434
Heartland Payment Systems Inc.	9,175	886,030
Hortonworks Inc. (a)	1,798	20,317
HubSpot Inc. (a)	4,739	206,715
II-VI Inc. (a)	13,196	286,485
Imation Corp. (a)	8,400	13,020
Immersion Corp. (a)	7,200	59,472
Imperva Inc. (a)	7,040	355,520
inContact Inc. (a)	15,920	141,529
Infinera Corp. (a)	33,411	536,581
Infoblox Inc. (a)	15,025	256,928
Inphi Corp. (a)	9,637	321,298
Insight Enterprises Inc. (a)	9,748	279,183
Instructure Inc. (a)	1,228	22,030
Integrated Device Technology Inc. (a)	34,002	695,001
Interactive Intelligence Group (a)	4,511	164,291
InterDigital Inc.	9,004	501,073
Internap Corp. (a)	12,988	35,457
Intersil Corp. Class A	33,100	442,547
Intralinks Holdings Inc. (a)	10,533	83,000
InvenSense Inc. (a)	19,834	166,606
Itron Inc. (a)	9,700	404,684
Ixia (a)	15,699	195,610
IXYS Corp.	6,314	70,843
j2 Global Inc.	12,115	746,042
Jive Software Inc. (a)	12,041	45,515
Kimball Electronics Inc. (a)	7,397	82,624
Knowles Corp. (a)	22,000	289,960
Kopin Corp. (a)	17,200	28,552
KVH Industries Inc. (a)	4,200	40,110
Lattice Semiconductor Corp. (a)	29,493	167,520
Limelight Networks Inc. (a)	14,179	25,664
Lionbridge Technologies Inc. (a)	16,100	81,466
Liquidity Services Inc. (a)	6,312	32,696
Littelfuse Inc.	5,637	693,971
LivePerson Inc. (a)	13,900	81,315
LogMeIn Inc. (a)	6,170	311,338
Luxoft Holding Inc. (a)	4,568	251,377
M/A-COM Technology Solutions Holdings Inc. (a)	5,900	258,361
Manhattan Associates Inc. (a)	18,516	1,053,005
ManTech International Corp. Class A	6,055	193,699
Marchex Inc. Class B	8,066	35,894
Marin Software Inc. (a)	6,500	19,630
Marketo Inc. (a)	8,848	173,155
Mattson Technology Inc. (a)	18,100	66,065
MAXIMUS Inc.	16,596	873,613
MaxLinear Inc. Class A (a)	13,803	255,356
MaxPoint Interactive Inc. (a)	2,218	3,926
Mentor Graphics Corp.	23,132	470,274
Mercury Systems Inc. (a)	8,578	174,133
Mesa Laboratories Inc.	700	67,445
Methode Electronics Inc.	9,667	282,663

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Microsemi Corp. (a)	27,260	$1,044,331
MicroStrategy Inc. (a)	2,325	417,849
MINDBODY, Inc. Class A (a)	1,735	23,128
MKS Instruments Inc.	13,378	503,682
MobileIron Inc. (a)	9,450	42,714
Model N Inc. (a)	5,500	59,235
ModusLink Global Solutions Inc. (a)	9,195	13,517
MoneyGram International Inc. (a)	7,262	44,443
Monolithic Power Systems Inc.	9,874	628,381
Monotype Imaging Holdings Inc.	10,100	241,592
Monster Worldwide Inc. (a)	22,516	73,402
MTS Systems Corp.	3,770	229,404
Multi-Fineline Electronix Inc. (a)	2,134	49,530
Nanometrics Inc. (a)	5,904	93,519
NeoPhotonics Corp. (a)	6,800	95,472
Netgear Inc. (a)	8,103	327,118
NetScout Systems Inc. (a)	23,144	531,618
NeuStar Inc. Class A (a)	13,919	342,407
New Relic Inc. (a)	1,438	37,503
Newport Corp. (a)	10,118	232,714
NIC Inc.	16,506	297,603
Nimble Storage Inc. (a)	12,300	96,432
Novatel Wireless Inc. (a)	9,100	16,107
NVE Corp.	1,200	67,836
Oclaro Inc. (a)	24,700	133,380
Opower Inc. (a)	6,315	43,005
OSI Systems Inc. (a)	4,965	325,158
Park City Group Inc. (a)	2,300	20,792
Park Electrochemical Corp.	5,352	85,686
Paycom Software Inc. (a)	7,936	282,522
Paylocity Holding Corp. (a)	4,032	132,008
PC Connection Inc.	2,720	70,203
PDF Solutions Inc. (a)	6,563	87,813
Pegasystems Inc.	8,980	227,912
Perficient Inc. (a)	9,000	195,480
PFSweb Inc. (a)	2,900	38,048
Photronics Inc. (a)	16,672	173,556
Plantronics Inc.	8,854	346,988
Plexus Corp. (a)	8,440	333,549
Polycom Inc. (a)	33,900	377,985
Power Integrations Inc.	7,389	366,938
Progress Software Corp. (a)	12,710	306,565
Proofpoint Inc. (a)	9,900	532,422
PROS Holdings Inc. (a)	5,800	68,382
Pure Storage Inc. Class A (a)	6,978	95,529
Q2 Holdings Inc. (a)	4,749	114,166
QAD Inc. Class A	2,458	52,232
QLIK Technologies Inc. (a)	22,939	663,396
QLogic Corp. (a)	20,807	279,646
Qualys Inc. (a)	6,300	159,453
Quantum Corp. (a)	52,795	32,205
QuinStreet Inc. (a)	8,298	28,379
Quotient Technology Inc. (a)	14,833	157,230
Rambus Inc. (a)	28,958	398,172
Rapid7 Inc. (a)	1,943	25,395
Realnetworks Inc. (a)	5,369	21,798

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
RealPage Inc. (a)	13,216	$275,421
Reis Inc.	2,100	49,455
RetailMeNot Inc. (a)	9,343	74,837
RingCentral Inc. Class A (a)	13,527	213,050
Rocket Fuel Inc. (a)	6,350	20,002
Rofin-Sinar Technologies Inc. (a)	6,934	223,413
Rogers Corp. (a)	4,727	283,005
Rovi Corp. (a)	20,758	425,747
Rubicon Project Inc., The (a)	6,230	113,884
Ruckus Wireless Inc. (a)	19,200	188,352
Rudolph Technologies Inc. (a)	8,317	113,610
Sanmina Corp. (a)	19,729	461,264
Sapiens International Corp. NV	6,300	75,474
ScanSource Inc. (a)	6,696	270,384
Science Applications International Corp.	11,552	616,184
SciQuest Inc. (a)	6,754	93,746
SeaChange International Inc. (a)	8,200	45,264
Semtech Corp. (a)	16,649	366,112
ServiceSource International Inc. (a)	14,259	60,743
ShoreTel Inc. (a)	16,139	120,074
Shutterstock Inc. (a)	5,100	187,323
Sigma Designs Inc. (a)	8,600	58,480
Silicon Graphics International Corp. (a)	8,400	59,808
Silicon Laboratories Inc. (a)	10,700	481,072
Silver Spring Networks Inc. (a)	9,400	138,650
Sonus Networks Inc. (a)	12,121	91,271
SPS Commerce Inc. (a)	4,125	177,128
Stamps.com Inc. (a)	3,540	376,231
Stratasys Ltd. (a)	12,900	334,368
Super Micro Computer Inc. (a)	9,307	317,183
Sykes Enterprises Inc. (a)	9,735	293,802
Synaptics Inc. (a)	9,224	735,522
Synchronoss Technologies Inc. (a)	9,774	316,091
SYNNEX Corp.	7,205	667,111
Syntel Inc. (a)	7,854	392,150
Systemax Inc. (a)	2,500	21,925
Take-Two Interactive Software Inc. (a)	21,210	798,981
Tangoe Inc. (a)	9,518	75,097
Tech Data Corp. (a)	9,200	706,284
TechTarget (a)	4,626	34,325
TeleNav Inc. (a)	6,808	40,167
TeleTech Holdings Inc.	4,205	116,731
Tessera Technologies Inc.	13,172	408,332
Textura Corp. (a)	5,003	93,206
TiVo Inc. (a)	24,577	233,727
Travelport Worldwide Ltd.	26,610	363,493
Travelzoo Inc. (a)	2,100	17,052
TrueCar Inc. (a)	11,902	66,532
TTM Technologies Inc. (a)	14,305	95,128
TubeMogul Inc. (a)	4,129	53,429
Tyler Technologies Inc. (a)	8,490	1,091,899
Ubiquiti Networks Inc. (a)	7,251	241,241
Ultra Clean Holdings Inc. (a)	7,523	40,323
Ultratech Inc. (a)	6,879	150,237
Unisys Corp. (a)	12,738	98,083
United Online Inc. (a)	3,600	41,544

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Universal Display Corp. (a)	10,098	$546,302
Varonis Systems Inc. (a)	2,167	39,548
VASCO Data Security International Inc. (a)	7,602	117,071
Veeco Instruments Inc. (a)	10,133	197,391
Verint Systems Inc. (a)	15,439	515,354
ViaSat Inc. (a)	10,699	786,163
Violin Memory Inc. (a)	24,177	12,625
Virnetx Holding Corp. (a)	11,627	53,368
Virtusa Corp. (a)	7,428	278,253
Vishay Intertechnology Inc.	34,000	415,140
Vishay Precision Group Inc. (a)	3,021	42,324
Web.com Group Inc. (a)	11,057	219,150
WebMD Health Corp. (a)	9,482	593,858
Wix.com Ltd. (a)	4,600	93,242
Workiva Inc. (a)	1,801	20,982
Xactly Corp. (a)	1,873	12,830
Xcerra Corp. (a)	13,396	87,342
XO Group Inc. (a)	6,800	109,140
Xura Inc. (a)	5,549	109,149
Zendesk Inc. (a)	14,191	297,018
Zix Corp. (a)	13,900	54,627

		73,980,653

Materials (3.81%)
A. Schulman Inc.	7,347	199,986
AEP Industries Inc.	1,000	66,000
AK Steel Holding Corp. (a)	44,300	182,959
American Vanguard Corp. (a)	7,413	116,977
Axiall Corp.	17,682	386,175
Balchem Corp.	7,788	483,012
Berry Plastics Group Inc. (a)	30,000	1,084,500
Boise Cascade Co. (a)	9,998	207,159
Calgon Carbon Corp.	13,340	187,027
Carpenter Technology Corp.	11,764	402,682
Century Aluminum Co. (a)	11,700	82,485
Chase Corp.	1,754	92,243
Chemtura Corp. (a)	16,783	443,071
Clearwater Paper Corp. (a)	4,514	218,974
Cliffs Natural Resources Inc. (a)	45,243	135,729
Coeur Mining Inc. (a)	34,720	195,126
Commercial Metals Co.	29,100	493,827
Core Molding Technologies Inc. (a)	1,900	23,712
Deltic Timber Corp.	2,765	166,315
Ferro Corp. (a)	18,024	213,945
Ferroglobe PLC	16,705	147,171
Flotek Industries Inc. (a)	13,328	97,694
FutureFuel Corp.	6,273	73,959
Greif Inc. Class A	7,800	255,450
Handy & Harman Ltd. (a)	648	17,723
Hawkins Inc.	2,665	96,180
Haynes International Inc.	3,100	113,150
HB Fuller Co.	12,654	537,162
Headwaters Inc. (a)	18,476	366,564
Hecla Mining Co.	93,369	259,566
Innophos Holdings Inc.	5,071	156,745

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Innospec Inc.	6,049	$262,285
Intrepid Potash Inc. (a)	13,200	14,652
Kaiser Aluminum Corp.	4,300	363,522
Kapstone Paper and Packaging Corp.	21,446	297,027
KMG Chemicals Inc.	2,601	60,005
Koppers Holdings Inc. (a)	5,019	112,777
Kraton Performance Polymers Inc. (a)	8,114	140,372
Kronos Worldwide Inc.	5,200	29,744
Louisiana-Pacific Corp. (a)	35,810	613,067
LSB Industries Inc. (a)	4,700	59,925
Materion Corp.	5,152	136,425
Minerals Technologies Inc.	8,784	499,370
Multi Packaging Solutions International Ltd. (a)	4,605	74,739
Myers Industries Inc.	5,966	76,723
Neenah Paper Inc.	4,153	264,380
Olin Corp.	41,447	719,934
Olympic Steel Inc.	2,300	39,813
Omnova Solutions Inc. (a)	11,758	65,374
P. H. Glatfelter Co.	10,896	225,874
PolyOne Corp.	22,463	679,506
Quaker Chemical Corp.	3,300	280,038
Rayonier Advanced Materials Inc.	9,800	93,100
Real Industry Inc. (a)	5,900	51,330
Rentech Inc. (a)	5,699	12,652
Ryerson Holding Corp. (a)	2,755	15,318
Schnitzer Steel Industries Inc. Class A	6,432	118,606
Schweitzer-Mauduit International Inc.	7,548	237,611
Senomyx Inc. (a)	10,500	27,300
Sensient Technologies Corp.	11,686	741,594
Solazyme Inc. (a)	18,746	38,054
Stepan Co.	4,846	267,935
Stillwater Mining Co. (a)	30,522	325,059
Summit Materials Inc. Class A (a)	7,705	149,862
SunCoke Energy Inc.	15,777	102,550
TimkenSteel Corp.	9,700	88,270
Trecora Resources (a)	5,000	48,100
Tredegar Corp.	6,499	102,164
Trinseo SA (a)	2,800	103,068
Tronox Ltd. Class A	15,604	99,710
United States Lime & Minerals Inc.	514	30,845
US Concrete Inc. (a)	3,700	220,446
Valhi Inc.	4,600	5,428
Worthington Industries Inc.	12,122	432,028

		15,829,850

Telecommunication Services (0.87%)
8x8 Inc. (a)	22,129	222,617
Atlantic Tele-Network Inc.	2,549	193,291
Boingo Wireless Inc. (a)	8,910	68,785
Cincinnati Bell Inc. (a)	52,985	205,052
Cogent Communications Holdings Inc.	11,500	448,845
Consolidated Communications Holdings Inc.	12,643	325,684

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
FairPoint Communications Inc. (a)	5,294	$78,775
General Communication Inc. Class A (a)	8,782	160,886
Globalstar Inc. (a)	121,900	179,193
Hawaiian Telcom Holdco Inc. (a)	2,900	68,295
IDT Corp. Class B	4,305	67,115
Inteliquent Inc.	8,400	134,820
Intelsat SA (a)	6,700	16,884
Iridium Communications Inc. (a)	20,915	164,601
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	0
Lumos Networks Corp. (a)	5,550	71,262
NTELOS Holdings Corp. (a)	4,650	42,780
Orbcomm Inc. (a)	15,064	152,598
pdvWireless Inc. (a)	3,200	109,888
Shenandoah Telecommunications Co.	12,076	323,033
Spok Holdings Inc.	5,566	97,461
Straight Path Communications Inc. Class B (a)	2,300	71,369
Vonage Holdings Corp. (a)	47,279	216,065
Windstream Holdings Inc.	22,992	176,579

		3,595,878

Utilities (4.19%)
Abengoa Yield PLC	12,400	220,470
ALLETE Inc.	12,296	689,437
American States Water Co.	9,456	372,188
Artesian Resources Corp. Class A	1,986	55,529
Atlantic Power Corp.	28,644	70,464
Avista Corp.	15,606	636,413
Black Hills Corp.	12,822	770,987
California Water Service Group	11,982	320,159
Chesapeake Utilities Corp.	3,862	243,190
Cleco Corp.	15,180	838,088
Connecticut Water Service Inc.	2,824	127,362
Consolidated Water Co. Ltd. Ordinary Shares	3,600	43,812
Dynegy Inc. (a)	30,359	436,259
El Paso Electric Co.	10,232	469,444
Empire District Electric Co., The	11,030	364,542
Genie Energy Ltd. Class B (a)	3,000	22,830
Idacorp Inc.	12,655	943,936
Laclede Group Inc., The	10,829	733,665
MGE Energy Inc.	8,739	456,613
Middlesex Water Co.	3,953	121,950
New Jersey Resources Corp.	21,524	784,119
Northwest Natural Gas Co.	6,875	370,219
NorthWestern Corp.	11,744	725,192
NRG Yield Inc. Class A	8,379	113,703
NRG Yield Inc. Class C	15,841	225,576
ONE Gas Inc.	13,200	806,520
Ormat Technologies Inc.	9,340	385,182
Otter Tail Corp.	9,536	282,456
Pattern Energy Group Inc.	14,136	269,574

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Piedmont Natural Gas Company Inc.	19,737	$1,180,865
PNM Resources Inc.	19,977	673,624
Portland General Electric Co.	22,349	882,562
SJW Corp.	3,948	143,510
South Jersey Industries Inc.	17,296	492,071
Southwest Gas Corp.	11,823	778,545
Spark Energy Inc. Class A	800	14,400
Talen Energy Corp. (a)	21,200	190,800
TerraForm Global Inc. Class A	10,436	24,838
Unitil Corp.	3,398	144,381
Vivint Solar Inc. (a)	5,157	13,666
WGL Holdings Inc.	12,452	901,151
York Water Co., The	3,300	100,716

		17,441,008

Total Common Stocks
(cost $341,182,290)		409,815,882

	Shares	Value
Short-term Investments (1.26%)
JPMorgan U.S. Government Money Market Fund	4,247,620	$4,247,620

	Principal amount	Value
U.S. Treasury Bill (c)
0.300%, 09/15/2016	$995,000	$993,455

Total Short-term Investments
(cost $ 5,241,235)		5,241,075

TOTAL INVESTMENTS (99.79%)
(cost $ 346,423,525)		415,056,957
OTHER ASSETS, NET OF LIABILITIES (0.21%)		890,309

NET ASSETS (100.00%)		$415,947,266

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2016, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
Russell 2000 Mini Index	58	June 2016	$6,193,736	$6,435,680	$241,944

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (95.04%)
Australia (6.80%)
AGL Energy Ltd.	13,670	$192,809
Alumina Ltd.	55,470	55,277
Amcor Ltd.	24,555	270,105
AMP Ltd.	59,550	264,302
APA Group	23,062	155,745
Aristocrat Leisure Ltd.	11,883	93,822
Asciano Ltd.	12,952	88,958
ASX Ltd.	4,061	128,970
Aurizon Holdings Ltd.	42,875	130,149
AusNet Services	36,169	41,311
Australia & New Zealand Banking Group Ltd.	58,360	1,049,504
Bank of Queensland Ltd.	6,978	64,830
Bendigo and Adelaide Bank Ltd.	9,322	63,383
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	65,434	845,671
Boral Ltd.	15,035	71,225
Brambles Ltd.	31,422	291,929
Caltex Australia Ltd.	5,344	139,361
Challenger Ltd.	11,648	74,912
CIMIC Group Ltd.	2,074	55,262
Coca-Cola Amatil Ltd.	11,437	77,501
Cochlear Ltd.	1,237	97,003
Commonwealth Bank of Australia	34,524	1,982,711
Computershare Ltd.	9,303	69,743
Crown Resorts Ltd.	7,339	70,096
CSL Ltd.	9,416	732,177
Dexus Property Group	20,423	124,303
DUET Group (b)	47,451	82,932
Flight Centre Travel Group Ltd.	1,064	35,259
Fortescue Metals Group Ltd.	29,472	57,609
Goodman Group	35,388	180,935
GPT Group	35,279	135,216
Harvey Norman Holdings Ltd.	11,319	40,780
Healthscope Ltd.	31,527	64,284
Iluka Resources Ltd.	7,836	39,404
Incitec Pivot Ltd.	34,102	83,389
Insurance Australia Group Ltd.	48,887	209,107
James Hardie Industries PLC	8,768	120,039
LendLease Group	11,207	119,153
Macquarie Group Ltd.	6,202	314,201
Medibank Private Ltd.	54,609	122,651
Mirvac Group	77,615	115,124
National Australia Bank Ltd.	53,470	1,075,510
Newcrest Mining Ltd. (a)	15,258	198,365
Oil Search Ltd.	27,744	143,766
Orica Ltd.	7,280	85,772
Origin Energy Ltd.	35,337	137,876
Platinum Asset Management Ltd.	4,603	22,406
Qantas Airways Ltd.	12,046	37,582
QBE Insurance Group Ltd.	28,216	235,972
Ramsay Health Care Ltd.	2,823	132,781
REA Group Ltd.	1,046	43,322
Rio Tinto Ltd.	8,534	279,267
Santos Ltd.	31,428	97,087
Scentre Group	106,620	362,879
Seek Ltd.	6,996	86,770

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	7,802	$112,316
South32 Ltd. (a)	64,194	72,090
Stockland	46,929	153,607
Suncorp Group Ltd.	26,771	244,409
Sydney Airport	21,660	111,077
Tabcorp Holding Ltd.	16,390	53,773
Tatts Group Ltd.	31,663	91,745
Telstra Corp. Ltd.	84,921	346,963
TPG Telecom Ltd.	5,799	50,409
Transurban Group	41,857	364,170
Treasury Wine Estates Ltd.	14,499	107,141
Vicinity Centres	67,054	163,967
Vocus Communications Ltd.	9,180	58,618
Wesfarmers Ltd.	22,721	721,926
Westfield Corp.	39,843	305,111
Westpac Banking Corp.	67,447	1,569,141
Woodside Petroleum Ltd.	15,306	304,584
Woolworths Ltd.	26,007	440,578

		17,162,122

Austria (0.18%)
Andritz AG	1,650	90,600
Erste Group Bank AG (a)	5,603	157,476
Immoeast AG Interim Shares (a) (b)	8,216	0
Immofinanz AG Interim Shares (a) (b)	7,204	0
OMV AG	2,874	80,859
Raiffeisen Bank International AG (a)	2,187	33,136
VoestAlpine AG	2,369	79,267

		441,338

Belgium (1.39%)
Ageas	4,222	167,523
Anheuser-Busch InBev SA/NV	16,279	2,023,733
Colruyt SA	1,360	79,234
Delhaize Group	2,158	225,300
Groupe Bruxelles Lambert SA	1,687	139,193
KBC GROEP NV	5,026	259,275
Proximus SA	3,216	109,913
Solvay SA	1,486	149,055
Telenet Group Holding NV (a)	1,033	52,290
UCB SA	2,509	191,970
Umicore SA	2,073	103,200

		3,500,686

Denmark (1.89%)
A P Moller-Maersk A/S Class A	76	97,025
A P Moller-Maersk A/S Class B	138	181,022
Carlsberg A/S Class B	2,230	212,494
Chr. Hansen Holding A/S	2,041	137,012
Coloplast A/S Class B	2,197	166,473
Danske Bank A/S	14,359	405,652
DSV A/S	3,621	150,734
Genmab A/S (a)	1,088	150,777
ISS A/S	3,120	125,257
Novo Nordisk A/S Class B	39,795	2,158,538
Novozymes A/S B Shares	4,729	212,601

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Pandora A/S	2,227	$291,617
TDC A/S	16,066	78,631
Tryg A/S	2,594	50,347
Vestas Wind Systems A/S	4,471	315,431
William Demant Holding A/S (a)	437	43,944

		4,777,555

Finland (0.95%)
Elisa OYJ	3,002	116,724
Fortum OYJ	9,264	140,307
Kone Corp. OYJ Class B	6,894	332,301
Metso OYJ	2,272	54,214
Neste OYJ	2,575	84,738
Nokia OYJ	110,626	657,730
Nokian Renkaat OYJ	2,334	82,385
Orion OYJ Class B	2,131	70,442
Sampo OYJ A Shares	8,994	427,178
Stora Enso OYJ R Shares	11,110	99,430
UPM-Kymmene OYJ	10,828	196,153
Wartsila OYJ Class B	2,974	134,586

		2,396,188

France (9.35%)
Accor SA	4,403	186,579
Aeroports de Paris (ADP)	601	74,303
Air Liquide SA	6,980	785,438
Airbus Group SE	11,978	795,297
Alstom SA (a)	3,114	79,603
Arkema	1,356	101,807
AtoS	1,777	144,738
AXA SA	39,594	932,167
BNP Paribas SA	21,516	1,082,885
Bollore	17,290	67,168
Bollore SA New (a)	79	304
Bouygues SA	4,154	169,457
Bureau Veritas SA	5,247	116,874
Cap Gemini SA	3,354	315,168
Carrefour SA	11,254	309,647
Casino Guichard Perrachon SA	1,133	64,952
Christian Dior SE	1,097	198,975
Cie Generale des Etablissements Michelin Class B	3,821	391,008
CNP Assurances	3,501	54,598
Compagnie de Saint-Gobain	9,995	440,488
Credit Agricole SA	21,284	230,517
Danone	12,020	854,984
Dassault Systemes SA	2,594	205,823
Edenred	4,437	86,184
Electricite de France	5,174	58,074
Engie	29,365	455,773
Essilor International SA	4,201	518,903
Eurazeo SA	737	49,832
Eutelsat Communications	3,828	123,663
Fonciere des Regions	583	55,095
Gecina SA	677	93,213
Groupe Eurotunnel SE	9,570	107,264
Hermes International	554	195,076

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
ICADE	665	$50,941
Iliad SA	548	141,020
Imerys SA	652	45,472
Ingenico Group	1,121	128,770
JC Decaux SA	1,523	66,669
Kering	1,505	269,040
Klepierre	4,493	215,240
LafargeHolcim Ltd. Reg (a)	3,534	166,001
Lagardere SCA	2,491	66,186
Legrand SA	5,331	298,727
L’Oreal SA	5,139	920,715
LVMH Moet Hennessy Louis
Vuitton SE	5,659	969,126
Natixis SA	19,396	95,500
Numericable - SFR SA	2,233	93,989
Orange	40,581	710,897
Pernod Ricard SA	4,319	481,630
Peugeot SA (a)	8,966	153,648
Publicis Groupe	3,847	270,136
Remy Cointreau SA	487	36,973
Renault SA	3,937	391,186
Rexel SA	6,135	87,647
Safran SA	6,348	444,094
Sanofi	23,975	1,933,142
Schneider Electric SE (London)	324	20,486
Schneider Electric SE (Paris)	10,951	692,092
SCOR SE	3,043	108,034
SES	6,547	191,721
Societe BIC SA	554	83,338
Societe Generale	14,732	544,480
Sodexo	1,976	213,022
STMicroelectronics NV	12,439	69,045
Suez Environnement Co.	5,949	109,122
Technip SA	2,069	114,679
Thales SA	2,169	190,044
Total SA	44,711	2,038,118
Valeo SA	1,634	254,356
Veolia Environnement	9,213	221,935
Vinci SA	9,605	715,556
Vivendi	23,457	493,263
Wendel	630	68,576
Zodiac Aerospace	4,021	80,574

		23,591,047

Germany (8.33%)
Adidas AG	4,191	491,201
Allianz SE Reg.	9,241	1,503,167
Axel Springer SE	977	52,663
BASF SE	18,632	1,405,649
Bayer AG	16,781	1,972,523
Bayerische Motoren Werke (BMW) AG	6,732	618,190
Beiersdorf AG	2,114	190,854
Brenntag AG	3,186	181,993
Commerzbank AG (a)	21,919	190,579
Continental AG	2,234	508,414
Daimler AG Registered Shares	19,547	1,498,479
Deutsche Bank AG Reg.	28,004	476,393

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Boerse AG	3,902	$332,962
Deutsche Lufthansa AG Reg. (a)	5,111	82,614
Deutsche Post AG	19,718	547,914
Deutsche Telekom AG	65,703	1,179,393
Deutsche Wohnen AG	6,820	212,094
E.ON SE	40,719	390,967
Evonik Industries AG	2,856	85,682
Fraport AG	842	51,077
Fresenius Medical Care AG & Co. KGaA	4,471	396,015
Fresenius SE & Co. KGaA	7,713	563,547
GEA Group AG	3,722	182,116
Hannover Rueck SE	1,178	137,262
HeidelbergCement AG	2,829	242,239
Henkel AG & Co. KGaA	2,121	208,453
Hugo Boss AG	1,323	86,774
Infineon Technologies AG	22,817	324,673
K+S AG Reg.	4,041	94,563
Kabel Deutschland Holding AG	191	21,408
Lanxess AG	1,841	88,487
Linde AG	3,792	552,525
MAN AG	691	74,792
Merck KGaA	2,611	217,808
Metro AG	3,642	112,847
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,416	694,813
Nokia OYJ (a)	6,314	37,368
Osram Licht AG	1,810	93,310
ProSiebenSat.1 Media SE	4,446	228,596
QIAGEN NV (a)	4,488	99,993
RTL Group SA	744	63,021
RWE AG	10,068	130,316
SAP SE	19,881	1,608,466
Siemens AG Reg.	16,058	1,702,074
Symrise AG	2,452	164,618
Telefonica Deutschland Holding AG	12,484	67,633
ThyssenKrupp AG	7,559	157,061
TUI AG (Germany)	5,268	82,214
United Internet AG Reg.	2,618	131,390
Volkswagen AG	725	105,226
Vonovia SE	9,344	336,254
Zalando SE (a) (c)	1,700	55,808

		21,034,478

Hong Kong (3.01%)
AIA Group Ltd.	244,642	1,386,040
ASM Pacific Technology Ltd.	4,692	36,684
Bank of East Asia Ltd., The	25,198	94,038
BOC Hong Kong Holdings Ltd.	77,000	229,789
Cathay Pacific Airways Ltd.	23,494	40,705
Cheung Kong Infrastructure Holdings Ltd.	13,611	133,174
Cheung Kong Property Holdings Ltd.	54,581	351,098

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
CK Hutchison Holdings Ltd.	55,081	$713,599
CLP Holdings Ltd.	38,005	344,171
First Pacific Company Ltd.	44,353	33,162
Galaxy Entertainment Group Ltd.	47,880	179,303
Hang Lung Properties Ltd.	45,000	86,086
Hang Seng Bank Ltd.	15,243	269,988
Henderson Land Development Co. Ltd.	22,845	140,032
HK Electric Investments (c)	54,000	47,475
HKT Trust and HKT Ltd.	53,100	73,106
Hong Kong & China Gas Co. Ltd.	141,119	264,143
Hong Kong Exchanges & Clearing Ltd.	23,187	557,754
Hysan Development Co. Ltd.	11,916	50,768
Kerry Properties Ltd.	12,328	34,009
Li & Fung Ltd.	115,240	68,336
Link REIT	45,762	271,067
MGM China Holdings Ltd.	17,454	26,595
MTR Corporation Ltd.	30,526	150,518
New World Development Company Ltd.	107,888	102,918
NWS Holdings Ltd.	31,055	49,321
PCCW Ltd.	83,704	53,951
Power Assets Holdings Ltd.	28,482	291,526
Sands China Ltd.	50,772	206,495
Shangri-La Asia Ltd.	26,974	30,773
Sino Land Co. Ltd.	63,605	101,016
SJM Holdings Ltd.	38,022	27,007
Sun Hung Kai Properties Ltd.	35,099	428,707
Swire Pacific Ltd. Class A	12,321	132,702
Swire Properties Ltd.	23,996	65,114
Techtronic Industries Company Ltd.	27,999	110,807
WH Group Ltd. (a) (c)	120,500	87,299
Wharf Holdings Ltd., The	27,700	151,402
Wheelock and Co. Ltd.	18,104	80,866
Wynn Macau Ltd. (a)	29,936	46,309
Yue Yuen Industrial Holdings Ltd.	14,000	48,187

		7,596,040

Ireland (0.26%)
Bank of Ireland (a)	555,391	161,155
CRH PLC (Dublin)	15,870	448,392
Ryanair Holdings PLC	3,345	53,916

		663,463

Israel (0.60%)
Azrieli Group Ltd.	804	31,571
Bank Hapoalim B.M.	21,941	113,903
Bank Leumi Le-Israel (a)	30,193	108,434
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	85,322
Delek Group Ltd.	78	13,381
Israel Chemicals Ltd.	11,028	48,002
Mizrahi Tefahot Bank Ltd.	2,374	27,853
NICE Systems Ltd.	1,126	73,893

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Teva Pharmaceutical Industries Ltd.	18,529	$999,888

		1,502,247

Italy (1.93%)
Assicurazioni Generali SpA	23,827	353,279
Atlantia SpA	8,259	229,027
Banco Popolare Societa Cooperativa (a)	7,684	52,855
CNH Industrial NV	19,871	135,102
Enel Green Power SpA	33,575	72,207
Enel SpA	142,938	634,006
Eni SpA	51,888	785,276
EXOR SpA	2,081	74,591
Ferrari NV (Italy) (a)	801	33,268
Fiat Chrysler Automobiles NV (Italy)	1,315	10,624
Finmeccanica SpA (a)	8,641	109,633
Intesa Sanpaolo	255,478	707,584
Luxottica Group SpA	3,377	186,370
Mediobanca SpA	11,098	79,938
Prysmian SpA	3,927	88,968
Saipem SpA (a)	121,693	48,757
Snam SpA	42,453	265,931
Telecom Italia SpA (a)	234,379	252,831
Tenaris SA	9,773	121,772
Terna - Rete Elettrica Nationale SpA	29,468	168,161
UBI Banca - Unione di Banche Italiane SpA	18,621	68,906
UniCredit SpA	96,818	349,236
UnipolSai SpA	22,563	52,222

		4,880,544

Japan (21.52%)
ABC-Mart Inc.	500	32,026
ACOM Co. Ltd. (a)	9,100	45,840
Aeon Co. Ltd.	13,000	187,819
Aeon Credit Service Co. Ltd.	2,300	54,279
Aeon Mall Co. Ltd.	2,100	31,105
Air Water Inc.	2,769	40,992
Aisin Seiki Co. Ltd.	3,800	143,161
Ajinomoto Co. Inc.	12,000	270,772
Alfresa Holdings Corp.	3,600	69,061
All Nippon Airways Co. Ltd.	25,000	70,438
Alps Electric Co. Ltd.	3,500	61,016
Amada Holdings Co. Ltd.	7,000	68,298
Aozora Bank Ltd.	21,000	73,331
Asahi Glass Co. Ltd.	19,000	103,994
Asahi Group Holdings Ltd.	7,800	243,055
Asahi Kasei Corp.	26,000	175,782
ASICS Corp.	3,400	60,571
Astellas Pharma Inc.	42,700	567,778
Bandai Namco Holdings Inc.	3,700	80,677
Bank of Kyoto Ltd., The	7,000	45,653
Bank of Yokohama Ltd., The (b)	23,000	104,532
Benesse Holdings Inc.	1,300	37,425
Bridgestone Corp.	13,300	496,926
Brother Industries Ltd.	5,100	58,638
CALBEE Inc.	1,600	63,548

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Canon Inc.	21,700	$646,883
Casio Computer Co. Ltd.	4,400	88,786
Central Japan Railway Co.	2,900	512,902
Chiba Bank Ltd., The	14,000	69,785
Chubu Electric Power Co. Inc.	13,500	188,505
Chugai Pharmaceutical Co. Ltd.	4,700	145,537
Chugoku Bank Ltd., The	3,000	31,241
Chugoku Electric Power Company Inc., The	5,900	79,684
Citizen Holdings Co. Ltd.	4,800	27,210
Credit Saison Co. Ltd.	2,800	48,738
Dai Nippon Printing Co. Ltd.	11,000	97,739
Daicel Chemical Industries Ltd.	5,700	77,894
Daihatsu Motor Co. Ltd.	3,700	52,141
Dai-ichi Life Insurance Company Ltd.	22,000	266,338
Daiichi Sankyo Co. Ltd.	12,840	285,504
Daikin Industries Ltd.	4,700	351,294
Daito Trust Construction Co. Ltd.	1,500	212,981
Daiwa House Industry Co. Ltd.	12,000	337,572
Daiwa Securities Group Inc.	34,000	209,145
Denso Corp.	9,900	397,953
Dentsu Inc.	4,416	221,693
Don Quijote Holdings Co. Ltd.	2,400	83,380
East Japan Railway Co.	6,813	587,984
Eisai Co. Ltd.	5,200	312,799
Electric Power Development Co. Ltd.	3,200	99,942
FamilyMart Co. Ltd.	1,100	57,177
Fanuc Corp.	4,000	621,440
Fast Retailing Co. Ltd.	1,100	352,055
Fuji Electric Co. Ltd.	10,000	34,564
Fuji Heavy Industries Ltd.	12,000	423,830
FUJIFILM Holdings Corp.	9,500	375,712
Fujitsu Ltd.	38,000	140,662
Fukuoka Financial Group Inc.	15,000	48,914
GungHo Online Entertainment Inc.	8,300	23,378
Gunma Bank Ltd.	7,000	28,922
Hachijuni Bank Ltd., The	7,549	32,532
Hakuhodo DY Holdings Inc.	5,100	57,777
Hamamatsu Photonics KK	3,100	85,526
Hankyu Hanshin Holdings Inc.	24,000	153,112
Hikari Tsushin Inc.	400	30,459
Hino Motors Ltd.	5,000	54,067
Hirose Electric Co. Ltd.	600	66,160
Hiroshima Bank Ltd., The	11,000	40,171
Hisamitsu Pharmaceutical Co. Inc.	1,100	49,163
Hitachi Chemical Co. Ltd.	1,900	34,186
Hitachi Construction Machinery Co. Ltd.	2,100	33,363
Hitachi High-Technologies Corp.	1,600	45,066
Hitachi Ltd.	99,000	463,223
Hitachi Metals Ltd.	4,000	41,263
Hokuhoku Financial Group Inc.	27,000	35,506
Hokuriku Electric Power Co.	3,100	43,878
Honda Motor Co. Ltd.	33,000	904,865
Hoshizaki Electric Co. Ltd.	800	66,747
Hoya Corp.	8,600	327,128
Hulic Company Ltd.	6,500	62,144

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Idemitsu Kosan Co. Ltd.	1,600	$28,561
IHI Corp.	28,000	59,212
Iida Group Holdings Co. Ltd.	3,300	64,361
INPEX Corp.	19,600	148,639
Isetan Mitsukoshi Holdings Ltd.	6,940	81,088
Isuzu Motors Ltd.	12,000	123,897
Itochu Corp.	32,500	400,240
Itochu Techno-Solutions Corp.	1,000	18,872
Iyo Bank Ltd., The	5,000	32,742
J. Front Retailing Co. Ltd.	4,800	63,676
Japan Airlines Co. Ltd.	2,600	95,226
Japan Airport Terminal Co. Ltd.	800	28,433
Japan Exchange Group Inc.	11,400	174,629
Japan Post Bank Co. Ltd.	8,200	100,911
Japan Post Holdings Co. Ltd.	9,100	121,447
Japan Prime Realty Investment Corp.	19	77,405
Japan Real Estate Investment Corp.	27	155,938
Japan Retail Fund Investment Corp.	51	122,442
Japan Tobacco Inc.	22,200	925,123
JFE Holdings Inc.	10,200	137,396
JGC Corp.	4,000	59,887
Joyo Bank Ltd., The	12,000	41,157
JSR Corp.	3,700	53,193
JTEKT Corp.	4,000	51,890
JX Holdings Inc.	45,800	176,534
Kajima Corp.	18,000	112,915
Kakaku.com Inc.	2,900	53,854
Kamigumi Co. Ltd.	5,000	47,048
Kaneka Corp.	6,000	51,393
Kansai Electric Power Company Inc., The (a)	14,100	124,870
Kansai Paint Co. Ltd.	5,000	80,323
Kao Corp.	10,200	544,054
Kawasaki Heavy Industries Ltd.	29,000	83,744
KDDI Corp.	35,700	953,521
Keihan Electric Railway Co. Ltd.	10,000	70,461
Keikyu Corp.	9,000	79,168
Keio Corp.	11,000	96,566
Keisei Electric Railway Co. Ltd.	6,000	84,393
Keyence Corp.	970	529,107
Kikkoman Corp.	3,000	98,627
Kintetsu Group Holdings Co. Ltd.	38,000	153,965
Kirin Holdings Co. Ltd.	16,500	231,347
Kobe Steel Ltd.	61,000	53,659
Koito Manufacturing Company Ltd.	2,124	96,250
Komatsu Ltd.	18,600	316,652
Konami Holdings Corp.	2,000	59,176
Konica Minolta Holdings Inc.	9,000	76,449
KOSE Corp.	600	58,377
Kubota Corp.	23,000	314,003
Kuraray Co. Ltd.	7,500	91,697
Kurita Water Industries Ltd.	2,000	45,617
Kyocera Corp.	6,500	286,290
Kyowa Hakko Kirin Co. Ltd.	5,000	79,790
Kyushu Electric Power Co. Inc. (a)	8,300	78,984
Kyushu Financial Group Inc.	7,000	40,366
Lawson Inc.	1,300	108,810

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
LIXIL Group Corp.	5,100	$103,998
M3 Inc.	4,000	100,653
Mabuchi Motor Co. Ltd.	1,000	46,559
Makita Corp.	2,400	148,847
Marubeni Corp.	33,000	167,133
Marui Group Co. Ltd.	4,500	64,494
Maruichi Steel Tube Ltd.	1,000	27,411
Mazda Motor Corp.	10,800	167,597
McDonald’s Holdings Company (Japan) Ltd.	1,300	30,795
MEDIPAL HOLDINGS CORP.	2,500	39,584
MEIJI Holdings Company Ltd.	2,500	201,031
Minebea Co. Ltd.	6,000	46,808
Miraca Holdings Inc.	1,090	44,793
Mitsubishi Chemical Holdings Corp.	27,500	143,554
Mitsubishi Corp.	27,400	464,031
Mitsubishi Electric Corp.	39,000	408,730
Mitsubishi Estate Company Ltd.	25,000	464,370
Mitsubishi Gas Chemical Co. Inc.	7,000	37,692
Mitsubishi Heavy Industries Ltd.	61,000	226,612
Mitsubishi Logistics Corp.	2,000	26,265
Mitsubishi Materials Corp.	24,000	67,813
Mitsubishi Motors Corp.	13,000	97,374
Mitsubishi Tanabe Pharma Corp.	4,300	74,771
Mitsubishi UFJ Financial Group Inc.	259,600	1,202,909
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	41,699
Mitsui & Co. Ltd.	35,000	402,728
Mitsui Chemicals Inc.	16,000	53,312
Mitsui Fudosan Co. Ltd.	19,000	474,050
Mitsui OSK Lines Ltd.	24,000	48,834
mixi Inc.	1,000	37,141
Mizuho Financial Group Inc.	479,229	715,788
MS&AD Insurance Group Holdings Inc.	10,100	281,431
Murata Manufacturing Co. Ltd.	4,100	494,353
Nabtesco Corp.	2,345	52,632
Nagoya Railroad Co. Ltd.	18,000	84,126
NEC Corp.	52,000	130,757
Nexon Co. Ltd.	2,900	49,448
NGK Insulators Ltd.	6,000	110,836
NGK Spark Plug Co. Ltd.	3,700	70,814
NH Foods Ltd.	4,000	88,143
NHK Spring Co. Ltd.	3,000	28,709
Nidec Corp.	4,600	314,759
Nikon Corp.	7,000	107,104
Nintendo Co. Ltd.	2,100	298,547
Nippon Building Fund Inc.	28	165,943
Nippon Electric Glass Co. Ltd.	7,500	38,385
Nippon Express Co. Ltd.	18,000	81,887
Nippon Paint Co. Ltd.	2,900	64,341
Nippon Prologis REIT Inc.	33	73,861
Nippon Steel Corp.	15,700	301,598
Nippon Telegraph & Telephone Corp.	14,000	603,065
Nippon Yusen KK	33,000	63,628
Nissan Motor Co. Ltd.	50,600	468,256
Nisshin Seifun Group Inc.	4,100	65,173
Nissin Foods Holdings Co. Ltd.	1,400	65,805

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nitori Holdings Co. Ltd.	1,500	$137,412
Nitto Denko Corp.	3,400	189,025
NOK Corp.	2,000	34,155
Nomura Holdings Inc.	73,100	326,643
Nomura Real Estate Holdings Inc.	2,300	42,507
Nomura Real Estate Master Fund Inc.	72	107,477
Nomura Research Institute Ltd.	2,600	87,556
NSK Ltd.	9,500	86,943
NTT Data Corp.	2,600	130,526
NTT DoCoMo Inc.	29,000	657,715
NTT Urban Development Corp.	2,300	22,500
Obayashi Corp.	13,000	128,215
OBIC Co. Ltd.	1,300	68,728
Odakyu Electric Railway Co. Ltd.	13,000	141,499
Oji Paper Co. Ltd.	16,000	64,259
Olympus Corp.	5,700	221,578
OMRON Corp.	4,000	119,063
Ono Pharmaceutical Co. Ltd.	8,500	359,878
Oracle Corp. Japan	700	39,309
Oriental Land Co. Ltd.	4,000	283,264
Orix Corp.	26,900	383,739
Osaka Gas Co. Ltd.	38,000	145,997
OTSUKA Corp.	1,100	58,057
Otsuka Holdings Co. Ltd.	7,931	288,080
Panasonic Corp.	44,800	411,398
Park24 Co. Ltd.	1,900	53,179
Rakuten Inc.	18,900	182,291
Recruit Holdings Co Ltd.	2,800	85,459
Resona Holdings Inc.	44,295	158,060
Ricoh Co. Ltd.	14,300	145,611
RINNAI Corp.	700	61,824
Rohm Co. Ltd.	1,900	80,021
Ryohin Keikaku Co. Ltd.	500	105,735
Sankyo Co. Ltd.	1,000	37,230
Sanrio Co. Ltd.	800	15,645
Santen Pharmaceutical Co. Ltd.	7,800	117,334
SBI Holdings Inc.	4,000	40,624
Secom Co. Ltd.	4,200	312,206
Sega Sammy Holdings Inc.	4,226	46,073
Seibu Holdings Inc.	2,400	50,774
Seiko Epson Corp.	5,400	87,229
Sekisui Chemical Co. Ltd.	8,000	98,521
Sekisui House Ltd.	12,000	202,532
Seven & I Holdings Co. Ltd.	15,380	654,858
Seven Bank Ltd.	13,400	57,150
Shikoku Electric Power Co. Inc.	3,500	46,928
Shimadzu Corp.	5,000	78,413
Shimamura Co. Ltd.	400	49,936
Shimano Inc.	1,600	250,780
Shimizu Corp.	12,000	101,719
Shin-Etsu Chemical Co. Ltd.	8,400	434,685
Shinsei Bank Ltd.	35,000	45,715
Shionogi & Co. Ltd.	6,200	291,807
Shiseido Co. Ltd.	7,300	162,936
Shizuoka Bank Ltd., The	11,000	79,364
Showa Shell Sekiyu KK	3,400	30,512
SMC Corp.	1,100	255,489

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Softbank Corp.	19,500	$929,735
Sohgo Security Services Co. Ltd.	1,200	65,041
Sompo Japan Nipponkoa Holdings Inc.	6,700	189,787
Sony Corp.	25,600	658,055
Sony Financial Holdings Inc.	3,800	48,553
Stanley Electric Co. Ltd.	2,800	63,317
Sumitomo Chemical Co. Ltd.	30,000	135,679
Sumitomo Corp.	22,700	225,598
Sumitomo Dainippon Pharma Co. Ltd.	3,000	34,546
Sumitomo Electric Industries Ltd.	15,400	187,326
Sumitomo Heavy Industries Ltd.	11,000	45,448
Sumitomo Metal Mining Co. Ltd.	10,000	99,294
Sumitomo Mitsui Financial Group Inc.	25,889	784,871
Sumitomo Mitsui Trust Holdings Inc.	69,000	202,074
Sumitomo Realty & Development Co. Ltd.	7,000	204,878
Sumitomo Rubber Industries Ltd.	3,800	58,716
Suntory Beverage & Food Ltd.	2,800	126,136
Suruga Bank Ltd.	3,500	61,513
Suzuken Co. Ltd.	1,700	57,777
Suzuki Motor Corp.	7,298	195,249
Sysmex Corp.	2,900	181,403
T&D Holdings Inc.	11,800	110,037
TAIHEIYO CEMENT CORP.	26,000	59,834
Taisei Corp.	22,000	145,435
Taisho Pharmaceutical Holdings Co. Ltd.	600	47,554
Taiyo Nippon Sanso Corp.	3,000	28,469
Takashimaya Co. Ltd.	6,000	50,167
Takeda Pharmaceutical Company Ltd.	16,100	734,725
TDK Corp.	2,400	133,280
Teijin Ltd.	18,000	62,695
Terumo Corp.	6,200	222,284
THK Co. Ltd.	2,700	49,804
Tobu Railway Co. Ltd.	22,000	109,663
Toho Co. Ltd.	2,200	57,881
Toho Gas Co. Ltd.	8,000	56,795
Tohoku Electric Power Co. Inc.	9,100	117,404
Tokio Marine Holdings Inc.	13,800	465,947
Tokyo Electric Power Company Inc. (a)	29,200	160,601
Tokyo Electron Ltd.	3,400	221,622
Tokyo Gas Co. Ltd.	45,000	209,796
Tokyo Tatemono Co. Ltd.	4,000	49,829
Tokyu Corp.	22,000	184,335
Tokyu Fudosan Holdings Corp.	11,100	75,351
TonenGeneral Sekiyu KK	6,000	54,272
Toppan Printing Co. Ltd.	11,000	92,265
Toray Industries Inc.	30,000	255,684
Toshiba Corp. (a)	84,000	163,455
Toto Ltd.	3,000	93,563
Toyo Seikan Kaisha Ltd.	3,100	58,064
Toyo Suisan Kaisha Ltd.	1,600	57,435
Toyoda Gosei Co. Ltd.	1,200	23,159
Toyota Industries Corp.	3,400	152,863
Toyota Motor Corp.	54,800	2,898,126

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Tsusho Corp.	4,400	$99,420
Trend Micro Inc.	2,000	73,215
Unicharm Corp.	7,500	163,201
United Urban Investment Corp.	58	93,742
USS Co. Ltd.	4,200	67,098
West Japan Railway Co.	3,300	203,756
Yahoo Japan Corp.	30,000	127,682
Yakult Honsha Co. Ltd.	1,700	75,299
Yamada Denki Co. Ltd.	13,600	64,287
Yamaguchi Financial Group Inc.	4,000	36,359
Yamaha Corp.	3,600	108,437
Yamaha Motor Co. Ltd.	5,100	84,830
Yamato Holdings Co. Ltd.	6,900	137,761
Yamazaki Baking Co. Ltd.	2,000	42,134
Yaskawa Electric Corp.	4,900	56,556
Yokogawa Electric Corp.	5,100	52,702
Yokohama Rubber Company Ltd., The	2,000	32,894

		54,311,615

Netherlands (3.11%)
Aegon NV	36,849	202,692
Akzo Nobel NV	5,059	344,822
Altice NV Class A (a)	7,531	134,199
Altice NV Class B (a)	1,799	32,416
ArcelorMittal	35,076	158,654
ASML Holding NV	6,991	710,228
Gemalto NV	1,691	125,015
Heineken Holding NV	2,064	161,069
Heineken NV	4,662	422,534
ING Groep NV CVA	78,469	949,151
Koninklijke Ahold NV	17,046	383,472
Koninklijke DSM NV	3,733	205,316
Koninklijke KPN NV	63,986	268,158
Koninklijke Philips NV	19,245	548,239
Koninklijke Vopak NV	1,545	76,941
NN Group NV	4,878	159,610
OCI NV (a)	1,581	30,961
Randstad Holding NV	2,637	146,161
Reed Elsevier NV	20,347	355,280
Royal Boskalis Westminster NV	1,922	75,551
TNT Express NV	9,689	86,944
Unibail-Rodamco SE (Amsterdam)	1,998	549,738
Unilever NV CVA	32,985	1,478,262
Wolters Kluwer - CVA	5,943	237,230

		7,842,643

New Zealand (0.17%)
Auckland International Airport Ltd.	18,582	82,585
Contact Energy Ltd.	14,983	51,781
Fletcher Building Ltd.	13,758	75,030
Meridian Energy Ltd.	24,405	44,196
Mighty River Power Ltd.	16,801	33,910
Ryman Healthcare Ltd.	7,066	40,782
Spark New Zealand Ltd.	36,499	92,083

		420,367

	Shares	Value
Common Stocks (Cont.)
Norway (0.56%)
DnB NOR ASA	20,204	$238,917
Gjensidige Forsikring ASA	4,030	68,719
Norsk Hydro ASA	26,327	108,398
Orkla ASA	16,230	147,007
Schibsted ASA Class A	1,523	44,523
Schibsted ASA Class B (a)	1,790	49,559
Statoil ASA	23,161	364,712
Telenor ASA	15,232	246,482
Yara International ASA	3,632	136,682

		1,404,999

Portugal (0.15%)
Banco Comercial Portugues SA Rights (a)	812,015	32,987
Banco Espirito Santo SA Reg. (a) (b)	47,542	0
Energias de Portugal SA	46,477	165,322
Galp Energia SGPS SA B Shares	7,835	98,516
Jeronimo Martins SGPS SA	5,541	90,667

		387,492

Singapore (1.44%)
Ascendas Real Estate Investment Trust	40,000	70,928
CapitaLand Commercial Trust	42,000	45,806
Capitaland Ltd.	51,000	116,163
CapitaLand Mall Trust	48,000	74,430
City Developments Ltd.	8,000	48,492
Comfortdelgro Corp. Ltd.	41,000	88,823
DBS Group Holdings Ltd.	35,807	408,585
Genting Singapore PLC	123,000	76,199
Global Logistic Properties Ltd.	67,726	96,726
Golden Agri-Resources Ltd.	141,330	42,991
Hongkong Land Holdings Ltd.	12,000	71,881
Hutchison Port Holdings Trust	114,000	57,000
Jardine Cycle & Carriage Ltd.	2,514	74,664
Jardine Matheson Holdings Ltd.	5,000	285,400
Keppel Corp. Ltd.	29,400	127,167
Noble Group Ltd. (a)	95,300	31,110
Oversea-Chinese Banking Corporation Ltd.	61,225	401,550
Sembcorp Industries Ltd.	22,120	49,562
Sembcorp Marine Ltd.	15,800	19,342
Singapore Airlines Ltd.	10,367	87,837
Singapore Exchange Ltd.	16,000	94,373
Singapore Press Holdings Ltd.	32,000	94,966
Singapore Technologies Engineering Ltd.	33,500	80,280
Singapore Telecommunications Ltd.	162,550	460,690
StarHub Ltd.	12,000	29,825
Suntec Real Estate Investment Trust	52,900	65,740
United Overseas Bank Ltd.	26,618	372,654
UOL Group Ltd.	9,094	40,482
Wilmar International Ltd.	40,900	101,958
Yangzijiang Shipbuilding Holdings Ltd.	36,548	26,573

		3,642,197

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (2.99%)
Abertis Infraestructuras SA	8,692	$142,920
ACS Actividades de Construccion y Servicios SA	3,810	113,544
Aena SA (a) (c)	1,341	173,116
Amadeus IT Holding SA A Shares	8,767	375,994
Banco Bilbao Vizcaya Argentaria SA	128,827	856,392
Banco de Sabadell SA	101,960	183,544
Banco Popular Espanol SA	36,067	93,860
Banco Santander SA	293,239	1,292,663
Bankia SA	91,655	86,564
Bankinter SA	14,313	101,141
CaixaBank SA	53,591	158,368
CaixaBank SA Interim Shares (a) (b)	850	2,512
Distribuidora Internacional de Alimentacion SA	12,527	65,086
Enagas SA	4,228	127,084
Endesa SA	6,470	124,201
Ferrovial SA	9,259	198,969
Gas Natural SDG SA	7,278	147,165
Grifols SA	5,556	123,725
Iberdrola SA	112,268	748,741
Industria de Diseno Textil SA	22,180	746,180
International Consolidated Airlines Group SA	16,348	130,403
Mapfre SA	22,332	48,257
Red Electrica Corporacion SA	2,170	188,403
Repsol SA	22,615	255,277
Telefonica SA	91,400	1,024,648
Zardoya Otis SA	3,214	37,413

		7,546,170

Sweden (2.81%)
Alfa Laval AB	5,972	97,765
Assa Abloy AB Class B	20,193	398,475
Atlas Copco AB Class A	13,359	336,186
Atlas Copco AB Class B	7,737	182,411
Boliden AB	5,396	86,341
Electrolux AB Series B	4,775	125,635
Getinge AB B Shares	3,999	92,164
Hennes & Mauritz AB (H&M) B Shares	19,143	638,316
Hexagon AB B Shares	5,160	200,851
Husqvarna AB B Shares	8,516	62,258
ICA Gruppen AB	1,632	53,996
Industrivarden AB C Shares	3,318	56,568
Investment AB Kinnevik B Shares	4,653	131,997
Investor AB B Shares	9,351	331,041
Lundin Petroleum AB (a)	4,181	70,814
Millicom International Cellular SA SDR	1,180	64,492
Nordea Bank AB	61,233	588,326
Sandvik AB	21,659	224,107
Securitas AB Class B	6,793	112,544
Skandinaviska Enskilda Banken AB Class A	31,281	298,813
Skanska AB Class B	7,938	181,186
SKF AB B Shares	8,309	150,045

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Svenska Cellulosa AB Class B	11,884	$371,382
Svenska Handelsbanken AB A Shares	30,575	389,049
Swedbank AB - A Shares	18,572	400,116
Swedish Match AB	4,057	137,728
Tele2 AB B Shares	6,813	63,193
Telefonaktiebolaget LM Ericsson B Shares	62,134	622,239
TeliaSonera AB	52,589	273,172
Volvo AB B Shares	31,098	341,309

		7,082,519

Switzerland (8.64%)
ABB Ltd. Reg.	44,560	868,446
Actelion Ltd. Reg. (a)	2,054	306,963
Adecco SA Reg.	3,416	222,570
Aryzta AG	1,832	75,886
Baloise Holding AG Reg.	1,048	133,188
Barry Callebaut AG Reg.	42	45,645
Chocoladefabriken Lindt & Sprungli AG Reg.	2	149,737
Chocoladefabriken Lindt & Sprungli AG	19	117,768
Compagnie Financiere Richemont SA Reg.	10,637	703,012
Credit Suisse Group AG Reg.	36,314	513,997
Dufry AG Reg. (a)	781	96,087
Ems-Chemie Holding AG Reg	183	94,873
Galenica AG	79	118,802
Geberit AG Reg.	767	286,603
Givaudan SA Reg.	186	364,823
Julius Baer Group Ltd.	4,477	192,294
Kuehne & Nagel International AG Reg.	1,118	158,942
LafargeHolcim Ltd. Reg. (a)	5,706	268,402
Lonza Group AG Reg. (a)	1,056	178,682
Nestle SA Reg.	64,834	4,844,598
Novartis AG Reg.	46,207	3,349,413
Pargesa Holding SA	544	34,652
Partners Group Holding AG	312	125,410
Roche Holding AG	14,267	3,512,037
Schindler Holding AG	898	165,582
Schindler Holding AG Reg.	401	73,440
SGS SA Reg	114	240,911
Sika AG (a)	43	170,202
Sonova Holding AG Reg.	1,083	138,310
Sulzer AG Reg.	461	45,786
Swatch Group AG Reg., The	1,012	68,147
Swatch Group AG, The	623	215,820
Swiss Life Holding AG Reg.	640	170,192
Swiss Prime Site AG Reg.	1,425	125,672
Swiss Re AG	7,143	660,405
Swisscom AG	523	284,195
Syngenta AG Reg.	1,893	787,479
UBS Group AG	74,137	1,194,303

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,073	$713,640

		21,816,914

United Kingdom (18.67%)
3i Group PLC	20,258	132,795
Aberdeen Asset Management PLC	19,006	75,723
Admiral Group PLC	4,505	128,306
Aggreko PLC	5,274	81,580
Anglo American PLC	28,731	227,823
Antofagasta PLC	8,074	54,433
ARM Holdings PLC	28,333	412,630
Ashtead Group PLC	10,286	127,641
Associated British Foods PLC	7,161	344,444
AstraZeneca PLC	25,713	1,441,204
Auto Trader Group PLC (c)	15,141	84,810
Aviva PLC	81,514	533,976
Babcock International Group PLC	4,930	67,231
BAE Systems PLC	64,066	468,355
Barclays PLC	338,682	729,648
Barratt Developments PLC	20,324	163,612
Berkeley Group Holdings PLC, The	2,635	121,786
BHP Billiton PLC	43,094	484,504
BP PLC	370,896	1,865,246
British American Tobacco PLC	37,815	2,221,351
British Land Company PLC	19,886	200,072
BT Group PLC	169,690	1,073,574
Bunzl PLC	6,914	200,888
Burberry Group PLC	9,048	177,384
Capita PLC	13,583	203,279
Carnival PLC	3,674	197,985
Centrica PLC	101,587	332,224
Cobham PLC	23,257	72,518
Coca-Cola HBC AG CDI	3,987	84,750
Compass Group PLC	33,774	595,677
CRH PLC	961	27,135
Croda International PLC	2,806	122,475
Diageo PLC	51,086	1,380,498
Direct Line Insurance Group PLC	28,016	148,961
Dixons Carphone PLC	19,951	122,155
easyJet PLC	3,368	73,478
Experian PLC	19,365	346,271
Fresnillo PLC	4,481	61,301
G4S PLC	31,670	86,696
GKN PLC	33,270	138,000
GlaxoSmithKline PLC	98,542	1,998,416
Glencore PLC	249,916	564,615
Hammerson PLC	16,035	133,230
Hargreaves Lansdown PLC	5,143	99,276
HSBC Holdings PLC	397,260	2,475,679
ICAP PLC	11,328	77,249
IMI PLC	5,889	80,563
Imperial Brands PLC	19,499	1,081,850
Inmarsat PLC	9,145	129,309
InterContinental Hotels Group PLC	4,764	196,442
Intertek Group PLC	3,274	148,921
Intu Properties PLC	19,061	85,688
Investec PLC	11,483	84,524

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	77,862	$269,732
J Sainsbury PLC	26,461	105,007
Johnson Matthey PLC	3,977	156,736
Kerry Group PLC Class A (Dublin)	3,168	295,166
Kingfisher PLC	47,900	259,156
Land Securities Group PLC	16,093	254,480
Legal & General Group PLC	120,313	406,424
Lloyds Banking Group PLC	1,160,539	1,133,773
London Stock Exchange Group PLC	6,386	258,647
Marks & Spencer Group PLC	33,925	197,920
Mediclinic International PLC	8,128	104,598
Meggitt PLC	16,406	95,808
Merlin Entertainments PLC (c)	14,392	95,808
Mondi PLC	7,522	144,334
National Grid PLC	75,758	1,074,146
Next PLC	2,949	228,717
Old Mutual PLC	101,521	281,558
Paddy Power Betfair PLC	1,642	229,070
Pearson PLC	16,610	208,741
Persimmon PLC	6,286	188,239
Petrofac Ltd.	5,199	68,772
Provident Financial PLC	2,987	127,201
Prudential PLC	51,973	971,147
Randgold Resources Ltd.	1,954	178,770
Reckitt Benckiser Group PLC	12,987	1,255,318
Reed Elsevier PLC (London)	22,870	425,040
Rexam PLC	14,224	129,521
Rio Tinto PLC	25,348	711,920
Rolls-Royce Holdings PLC	37,596	368,261
Royal Bank of Scotland Group PLC (a)	70,137	224,335
Royal Dutch Shell PLC Class A	79,542	1,923,838
Royal Dutch Shell PLC Class B	80,746	1,971,513
Royal Mail PLC	18,265	126,102
RSA Insurance Group PLC	20,097	137,307
SABMiller PLC	19,740	1,206,642
Sage Group PLC, The	21,680	195,857
Schroders PLC	2,565	98,841
SEGRO PLC	15,156	89,313
Severn Trent PLC	4,764	148,683
Shire PLC	12,046	684,949
Sky PLC	20,598	302,939
Smith & Nephew PLC	18,058	297,743
Smiths Group PLC	8,198	126,692
South32 Ltd. (a)	41,739	47,059
Sports Direct International (a)	5,461	29,656
SSE PLC	20,101	430,741
St. James’s Place PLC	10,691	141,035
Standard Chartered PLC	66,200	449,299
Standard Life PLC	39,819	203,654
Tate & Lyle PLC	10,057	83,488
Taylor Wimpey PLC	66,722	182,363
Tesco PLC (a)	165,411	455,662
Travis Perkins PLC	5,186	136,082
TUI AG (United Kingdom)	4,809	74,526
Unilever PLC	26,040	1,179,033
United Utilities Group PLC	13,957	185,022
Vodafone Group PLC	539,185	1,712,982

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Weir Group PLC, The	4,238	$67,442
Whitbread PLC	3,693	210,041
William Hill PLC	17,577	82,551
William Morrison Supermarkets PLC	45,044	128,548
Wolseley PLC	5,264	297,805
Worldpay Group PLC (a) (c)	22,329	88,225
WPP PLC	26,160	611,301

		47,123,460

United States (0.29%)
AerCap Holdings NV (a)	1,800	69,768
Check Point Software Technologies Ltd. (a)	1,400	122,458
Ferrari NV (United States) (a)	1,686	70,306
Fiat Chrysler Automobiles NV (United States)	16,868	135,956
Melco Crown Entertainment Ltd. ADR	1,900	31,369
Mobileye NV (a)	1,600	59,664
NXP Semiconductors NV (a)	2,750	222,942
Taro Pharmaceutical Industries Ltd. (a)	100	14,325

		726,788

Total Common Stocks
(cost $209,516,754)		239,850,872

Preferred Stocks (0.51%)
Germany (0.45%)
Bayerische Moteren Werke (BMW) AG	1,162	92,901
Fuchs Petrolub SE	1,348	60,228
Henkel AG & Co. KGaA	3,636	400,914
Porsche Automobil Holding SE	3,177	163,728
Volkswagen AG	3,312	421,532

		1,139,303

Italy (0.06%)
Intesa Sanpaolo RSP	19,708	51,265
Telecom Italia RNC SpA	120,735	105,786

		157,051

Total Preferred Stocks
(cost $1,084,095)		1,296,354

	Shares	Value
Short-term Investments (2.39%)
State Street Institutional U.S. Government Money Market Fund	6,038,626	$6,038,626

Total Short-term Investments
(cost $ 6,038,626)		6,038,626

TOTAL INVESTMENTS (97.94%)
(cost $ 216,639,475)		247,185,852
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (2.06%)		5,186,957

NET ASSETS (100.00%)		$252,372,809

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $632,541 or 0.25% of net assets.

(d)	At March 31, 2016, cash in the amount of $1,765,682 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$74,104,639	29.98
Japanese Yen	54,311,615	21.97
British Pound	46,599,224	18.85
Swiss Franc	21,816,914	8.83
Australian Dollar	17,162,122	6.94
Hong Kong Dollar	7,596,040	3.07
United States Dollar	7,179,695	2.90
Swedish Krona	7,082,519	2.87
Danish Krone	4,777,555	1.93
Singapore Dollar	3,227,916	1.31
Israeli Shekel	1,502,247	0.61
Norwegian Krone	1,404,999	0.57
New Zealand Dollar	420,367	0.17

Total Investments	$247,185,852	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$57,313,300	22.71
Industrials	32,088,676	12.71
Consumer Discretionary	31,695,265	12.56
Consumer Staples	30,559,578	12.11
Health Care	27,678,164	10.97
Materials	16,264,891	6.44
Information Technology	12,649,827	5.01
Telecommunication Services	12,298,036	4.87
Energy	11,244,401	4.46
Utilities	9,355,088	3.71

Total Stocks	241,147,226	95.55
Short-term Investments	6,038,626	2.39
Cash and Other Assets, Net of Liabilities	5,186,957	2.06

Net Assets	$252,372,809	100.00%

OPEN FUTURES CONTRACTS

	Contracts		Notional	Market	Unrealized
Description	Purchased	Expiration	Value	Value	Gain (Loss)
ASX SPI 200 Index	10	June 2016	$989,808	$970,836	$(18,972)
Euro Stoxx 50	146	June 2016	4,996,484	4,869,369	(127,115)
FTSE 100 Index	29	June 2016	2,546,944	2,546,140	(804)
Hang Seng Index	2	April 2016	263,202	268,223	5,021
Topix Index	23	June 2016	2,760,234	2,753,787	(6,447)

Total					$(148,317)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

		Settlement	Foreign amount	U.S. Dollar amount	Unrealized	Unrealized
Currency	Counterparty	Date	Purchased (Sold)	Purchased (Sold)	Gain	(Loss)
Australian Dollar	Citibank N.A.	06/15/2016	378,792	$(284,309)	$5,100	$—
British Pound	The Bank of New York Mellon	06/15/2016	728,450	(1,044,798)	1,671	—
Danish Krone	Societe Generale	06/15/2016	591,310	(88,306)	2,193	—
Euro	The Bank of New York Mellon	06/15/2016	270,434	(300,000)	8,402	—
Euro	Morgan Stanley and Co. Inc.	06/15/2016	1,595,866	(1,779,119)	40,802	—
Hong Kong Dollar	Societe Generale	06/15/2016	775,193	(99,985)	—	(14)
Japanese Yen	The Bank of New York Mellon	06/15/2016	33,397,800	(300,000)	—	(2,645)
Japanese Yen	The Bank of New York Mellon	06/15/2016	166,395,250	(1,466,660)	14,829	—
Swedish Krona	Morgan Stanley and Co. Inc.	06/15/2016	680,296	(81,788)	2,226	—
Swiss Franc	Citibank N.A.	06/15/2016	408,283	(415,205)	10,754	—

Total					$85,977	$(2,659)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Registered Investment Companies (99.78%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	12,271,773	$140,389,081
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	22,889,649	210,584,776

Total Registered Investment Companies
(cost $ 309,538,885)		350,973,857

TOTAL INVESTMENTS (99.78%)
(cost $ 309,538,885)		350,973,857
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.22%)		770,469

NET ASSETS (100.00%)		$351,744,326

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (69.24%)
Aerospace/Defense (2.35%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$552,684
Precision Castparts Corp.
2.250%, 06/15/2020	1,000,000	1,017,383
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,601,529
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	532,572
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,116,220
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	2,022,232
Raytheon Co.
2.500%, 12/15/2022	2,000,000	2,051,476
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	3,136,431
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	534,336
Raytheon Co.
3.150%, 12/15/2024	2,000,000	2,109,830
Lockheed Martin Corp.
2.900%, 03/01/2025	3,000,000	3,047,136
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	1,042,467

		19,764,296

Agriculture, Foods, & Beverage (4.41%)
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,005,754
Hershey Co.
5.450%, 09/01/2016	500,000	509,526
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,039,346
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	520,830
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	406,712
PepsiCo Inc.
7.900%, 11/01/2018	500,000	582,387
2.250%, 01/07/2019	2,000,000	2,054,630
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	1,020,976
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,074,078
Kellogg Co.
4.000%, 12/15/2020	632,000	685,257
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,164,094
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,088,286
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,090,626

	Principal
	amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
PepsiCo Inc.
2.750%, 03/05/2022	$1,500,000	$1,574,091
JM Smucker Co.
3.000%, 03/15/2022	1,000,000	1,028,448
Kraft Foods Group Inc.
3.500%, 06/06/2022	1,500,000	1,576,718
Sysco Corp.
2.600%, 06/12/2022	2,000,000	2,011,222
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	980,195
PepsiCo Inc.
2.750%, 03/01/2023	2,000,000	2,083,318
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,056,038
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,117,852
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,073,650
JM Smucker Co.
3.500%, 03/15/2025	1,000,000	1,042,427
Campbell Soup Co.
3.300%, 03/19/2025	1,000,000	1,032,771
PepsiCo Inc.
2.750%, 04/30/2025	1,000,000	1,024,817
HJ Heinz Co. (a)
3.950%, 07/15/2025	2,000,000	2,128,078
PepsiCo Inc.
3.500%, 07/17/2025	1,000,000	1,089,018
2.850%, 02/24/2026	1,000,000	1,025,983
Kellogg Co.
3.250%, 04/01/2026	1,000,000	1,024,549
Sysco Corp.
3.300%, 07/15/2026	1,000,000	1,014,305

		37,125,982

Automotive (1.28%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,018,000
Daimler Finance NA LLC (a)
2.250%, 03/02/2020	500,000	503,090
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,114,900
Toyota Motor Credit Corp.
2.750%, 05/17/2021	2,000,000	2,071,810
2.625%, 01/10/2023	2,000,000	2,025,912
Johnson Controls Inc.
3.625%, 07/02/2024	2,000,000	2,037,782
Daimler Finance NA LLC (a)
3.300%, 05/19/2025	1,000,000	1,019,670

		10,791,164

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Banks (3.39%)
Wells Fargo Bank NA
5.750%, 05/16/2016	$500,000	$502,656
Wachovia Corp.
5.750%, 06/15/2017	500,000	526,163
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,015,027
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	1,017,947
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	1,016,469
KFW
4.875%, 06/17/2019	1,000,000	1,113,589
Bank of New York Mellon Corp.
2.300%, 09/11/2019	1,000,000	1,023,847
Wells Fargo & Co.
2.150%, 01/30/2020	1,000,000	1,011,677
State Street Corp.
2.550%, 08/18/2020	1,000,000	1,029,905
Wells Fargo & Co.
3.000%, 01/22/2021	1,000,000	1,036,620
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,132,168
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,132,032
U.S. Bancorp
3.000%, 03/15/2022	2,000,000	2,086,176
3.700%, 01/30/2024	500,000	542,778
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	522,960
Wells Fargo & Co.
3.300%, 09/09/2024	2,000,000	2,063,460
Bank of New York Mellon Corp.
3.250%, 09/11/2024	1,000,000	1,030,128
State Street Corp.
3.300%, 12/16/2024	2,000,000	2,080,514
US Bank NA
2.800%, 01/27/2025	3,000,000	3,060,867
Wells Fargo & Co.
3.000%, 02/19/2025	1,000,000	1,008,118
PNC Bank NA
2.950%, 02/23/2025	1,500,000	1,503,964
Bank of New York Mellon Corp.
3.000%, 02/24/2025	500,000	506,070
State Street Corp.
3.550%, 08/18/2025	500,000	532,007

		28,495,142

Building Materials & Construction (0.94%)
CRH America Inc.
5.750%, 01/15/2021	1,000,000	1,124,221
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,111,390

	Principal
	amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
Sonoco Products Co.
4.375%, 11/01/2021	$1,000,000	$1,072,304
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,524,684
Fluor Corp.
3.500%, 12/15/2024	1,000,000	1,035,075
CRH America Inc. (a)
3.875%, 05/18/2025	1,000,000	1,041,561

		7,909,235

Chemicals (3.87%)
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	152,273
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	550,974
PPG Industries Inc.
3.600%, 11/15/2020	1,000,000	1,046,993
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,062,748
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,098,073
Monsanto Co.
2.750%, 07/15/2021	500,000	510,819
Praxair Inc.
3.000%, 09/01/2021	1,000,000	1,050,670
Dow Chemical Co., The
4.125%, 11/15/2021	1,500,000	1,633,990
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,099,426
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,024,928
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,003,944
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,264,422
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	2,045,368
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	2,008,784
Praxair Inc.
2.700%, 02/21/2023	2,000,000	2,055,970
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,983,376
Potash Corporation of
Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,510,617
Monsanto Co.
3.375%, 07/15/2024	1,000,000	1,016,889
Dow Chemical Co., The
3.500%, 10/01/2024	3,000,000	3,086,121
Valspar Corp., The
3.300%, 02/01/2025	1,000,000	985,867

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
2.650%, 02/05/2025	$1,300,000	$1,306,586
Potash Corporation of Saskatchewan Inc.
3.000%, 04/01/2025	1,000,000	956,917
Monsanto Co.
2.850%, 04/15/2025	1,000,000	970,200
Valspar Corp., The
3.950%, 01/15/2026	500,000	516,141
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	640,994

		32,583,090

Colleges (0.13%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,105,686

Commercial Service/Supply (0.50%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	523,057
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	536,110
4.300%, 06/01/2021	1,000,000	1,088,495
3.250%, 06/01/2022	2,000,000	2,085,708

		4,233,370

Computer Software & Services (2.90%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,036,635
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	1,011,586
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	514,596
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	2,147,782
Oracle Corp.
2.800%, 07/08/2021	1,000,000	1,046,870
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,148,348
QUALCOMM Inc.
3.000%, 05/20/2022	1,000,000	1,042,666
Oracle Corp.
2.500%, 10/15/2022	2,000,000	2,035,002
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,061,810
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	2,025,230
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,993,584
Oracle Corp.
3.400%, 07/08/2024	1,000,000	1,063,780
Microsoft Corp.
2.700%, 02/12/2025	2,000,000	2,043,672

	Principal
	amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Oracle Corp.
2.950%, 05/15/2025	$1,000,000	$1,024,379
QUALCOMM Inc.
3.450%, 05/20/2025	1,000,000	1,034,983
Intel Corp.
3.700%, 07/29/2025	1,000,000	1,095,327
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	1,069,077

		24,395,327

Computers (1.31%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	533,864
1.875%, 05/15/2019	2,000,000	2,029,254
1.625%, 05/15/2020	1,000,000	1,003,701
Hewlett-Packard Co.
3.750%, 12/01/2020	161,000	166,588
4.300%, 06/01/2021	2,000,000	2,081,552
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	984,779
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,020,970
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,058,682
3.625%, 02/12/2024	1,000,000	1,074,129
3.450%, 02/19/2026	1,000,000	1,049,693

		11,003,212

Consumer & Marketing (3.12%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,041,733
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	534,229
6.250%, 07/15/2018	1,000,000	1,113,410
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,030,065
Ecolab Inc.
2.250%, 01/12/2020	1,000,000	1,010,180
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,061,960
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,361,308
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,072,459
3.050%, 09/15/2022	1,000,000	1,020,932
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	999,635
2.100%, 05/01/2023	1,000,000	1,002,169
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,536,676

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Kimberly-Clark Corp.
2.400%, 06/01/2023	$3,000,000	$3,035,202
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	3,211,410
Clorox Co.
3.500%, 12/15/2024	2,000,000	2,083,796
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	1,069,571
Kimberly-Clark Corp.
3.050%, 08/15/2025	1,000,000	1,039,737
2.750%, 02/15/2026	1,000,000	1,022,089

		26,246,561

Electronic/Electrical Manufacturing (1.71%)
Emerson Electric Co.
2.625%, 12/01/2021	1,000,000	1,026,194
Siemens Financieringsmaatschappij NV (a)
2.900%, 05/27/2022	1,500,000	1,561,250
General Electric Co.
2.700%, 10/09/2022	2,000,000	2,080,064
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,549,686
Rockwell Automation Inc.
2.875%, 03/01/2025	2,000,000	2,029,130
Siemens Financieringsmaatschappij NV (a)
3.250%, 05/27/2025	2,000,000	2,086,796
Emerson Electric Co.
3.150%, 06/01/2025	1,000,000	1,030,455
Hubbell Inc.
3.350%, 03/01/2026	1,000,000	1,004,430

		14,368,005

Financial Services (1.83%)
GE Capital International Funding Co. (a)
0.964%, 04/15/2016	533,000	533,029
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	504,750
6.000%, 10/01/2017	1,000,000	1,061,660
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	1,018,788
2.200%, 10/22/2019	500,000	508,568
GE Capital International Funding Co. (a)
2.342%, 11/15/2020	812,000	831,845
General Electric Capital Corp.
4.650%, 10/17/2021	287,000	327,420
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,103,551
General Electric Capital Corp.
3.150%, 09/07/2022	430,000	458,455

	Principal
	amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase & Co.
3.250%, 09/23/2022	$2,000,000	$2,085,866
Visa Inc.
2.800%, 12/14/2022	1,000,000	1,042,870
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	1,025,810
3.625%, 05/13/2024	500,000	521,352
General Electric Capital Corp.
3.450%, 05/15/2024	287,000	309,313
JPMorgan Chase & Co.
3.125%, 01/23/2025	1,000,000	1,003,497
GE Capital International Funding Co. (a)
3.373%, 11/15/2025	1,878,000	2,004,004
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,043,875

		15,384,653

Forest Products & Paper (0.14%)
International Paper Co.
5.250%, 04/01/2016	500,000	500,000
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	635,928

		1,135,928

Health Care (6.24%)
Wyeth
5.450%, 04/01/2017	500,000	522,445
Amgen Inc.
5.850%, 06/01/2017	500,000	526,340
Johnson & Johnson
5.550%, 08/15/2017	500,000	531,696
AstraZeneca PLC
5.900%, 09/15/2017	500,000	533,376
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,087,914
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,029,806
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,022,980
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,514,058
Gilead Sciences Inc.
2.350%, 02/01/2020	500,000	511,582
Merck & Co. Inc.
1.850%, 02/10/2020	1,000,000	1,018,805
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,043,674
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,077,080
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,101,864

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Sanofi-Aventis
4.000%, 03/29/2021	$1,000,000	$1,099,656
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,033,037
Amgen Inc.
3.875%, 11/15/2021	1,000,000	1,083,858
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,017,702
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,055,514
Zimmer Holdings Inc.
3.150%, 04/01/2022	1,000,000	1,014,834
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	2,094,946
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,511,799
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	2,039,454
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,048,172
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	2,073,970
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,565,812
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,086,938
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,110,580
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	1,072,250
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,072,499
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,052,028
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	1,000,000	1,054,254
Becton Dickinson & Co.
3.734%, 12/15/2024	2,000,000	2,129,210
Gilead Sciences Inc.
3.500%, 02/01/2025	500,000	527,352
Merck & Co. Inc.
2.750%, 02/10/2025	1,000,000	1,023,683
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,010,278
EMD Finance LLC (a)
3.250%, 03/19/2025	1,000,000	998,681
Zimmer Holdings Inc.
3.550%, 04/01/2025	2,000,000	2,020,792
Amgen Inc.
3.125%, 05/01/2025	1,000,000	1,013,089
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,024,491
Gilead Sciences Inc.
3.650%, 03/01/2026	1,000,000	1,062,634
Johnson & Johnson
2.450%, 03/01/2026	500,000	501,832

	Principal
	amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Stryker Corp.
3.500%, 03/15/2026	$1,000,000	$1,036,335
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,500,000	1,498,197

		52,455,497

Machinery & Manufacturing (4.27%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	509,034
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,037,319
Honeywell International Inc.
5.300%, 03/15/2017	500,000	520,894
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	527,832
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	530,714
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,044,518
Covidien International
6.000%, 10/15/2017	500,000	536,471
United Technologies Corp.
5.375%, 12/15/2017	500,000	535,628
Danaher Corp.
5.625%, 01/15/2018	500,000	538,226
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	1,011,794
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	997,578
Danaher Corp.
2.400%, 09/15/2020	500,000	516,218
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,051,048
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,098,160
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,119,472
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,095,610
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,067,286
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,074,757
Thermo Fisher Scientific Inc.
3.300%, 02/15/2022	500,000	509,683
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,117,126
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,021,917
Covidien International
3.200%, 06/15/2022	2,000,000	2,106,248
3M Co.
2.000%, 06/26/2022	1,500,000	1,526,361

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Parker Hannifin Corp.
3.500%, 09/15/2022	$1,000,000	$1,069,081
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	1,989,550
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,992,316
John Deere Capital Corp.
2.800%, 03/06/2023	1,000,000	1,016,517
Covidien International
2.950%, 06/15/2023	3,000,000	3,093,984
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,050,291
Parker Hannifin Corp.
3.300%, 11/21/2024	500,000	525,994
3M Co.
3.000%, 08/07/2025	1,000,000	1,068,766
John Deere Capital Corp.
3.400%, 09/11/2025	1,000,000	1,054,891

		35,955,284

Media & Broadcasting (2.72%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,022,171
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	533,306
Time Warner Inc.
2.100%, 06/01/2019	1,500,000	1,512,927
McGraw Hill Financial Inc.
3.300%, 08/14/2020	1,000,000	1,034,511
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,099,622
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,052,625
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,033,678
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,119,330
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	1,992,962
Comcast Corp.
2.850%, 01/15/2023	1,000,000	1,039,978
Thomson Reuters Corp.
4.300%, 11/23/2023	1,000,000	1,061,722
Time Warner Inc.
3.550%, 06/01/2024	1,500,000	1,542,926
Thomson Reuters Corp.
3.850%, 09/29/2024	1,000,000	1,027,269
Comcast Corp.
3.375%, 02/15/2025	2,000,000	2,125,328
McGraw Hill Financial Inc.
4.000%, 06/15/2025	1,500,000	1,562,889
Time Warner Inc.
3.600%, 07/15/2025	1,000,000	1,026,448

	Principal
	amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
McGraw Hill Financial Inc.
4.400%, 02/15/2026	$1,000,000	$1,092,893

		22,880,585

Mining & Metals (1.72%)
Alcoa Inc.
5.550%, 02/01/2017	500,000	511,650
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	518,700
2.050%, 09/30/2018	500,000	504,760
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	2,000,000	2,007,420
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,035,026
4.125%, 05/20/2021	2,000,000	2,117,748
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,022,306
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,542,825
Alcoa Inc.
5.870%, 02/23/2022	750,000	749,768
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	979,819
4.100%, 05/01/2023	2,000,000	1,947,780
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	514,940
Rio Tinto Finance USA Ltd.
3.750%, 06/15/2025	1,000,000	974,575

		14,427,317

Oil & Gas (5.85%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	511,652
Shell International Finance
5.200%, 03/22/2017	500,000	520,417
Canadian Natural Resources
5.700%, 05/15/2017	500,000	515,412
Weatherford International Inc.
6.350%, 06/15/2017	500,000	495,000
EOG Resources Inc.
5.875%, 09/15/2017	500,000	529,426
Husky Energy Inc.
6.200%, 09/15/2017	500,000	522,204
Chevron Corp.
1.718%, 06/24/2018	2,000,000	2,018,928
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,515,951
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,016,321
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,097,861

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips
6.000%, 01/15/2020	$500,000	$556,000
Marathon Oil Corp.
2.700%, 06/01/2020	1,000,000	848,603
Chevron Corp.
2.427%, 06/24/2020	2,000,000	2,041,932
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,037,380
Apache Corp.
3.625%, 02/01/2021	500,000	498,158
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,080,252
Statoil ASA
2.750%, 11/10/2021	1,000,000	1,013,235
Canadian Natural Resources
3.450%, 11/15/2021	1,000,000	925,640
Apache Corp.
3.250%, 04/15/2022	724,000	696,593
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,262,985
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,892,584
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,998,630
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,455,582
Total Capital International SA
2.700%, 01/25/2023	1,000,000	995,729
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,974,416
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,895,186
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,497,434
Shell International Finance
3.400%, 08/12/2023	500,000	518,246
Trans-Canada Pipelines
3.750%, 10/16/2023	1,000,000	986,679
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,059,766
Canadian Natural Resources
3.800%, 04/15/2024	1,000,000	897,932
Ensco PLC
4.500%, 10/01/2024	2,000,000	1,110,000
Statoil ASA
3.250%, 11/10/2024	500,000	505,570
ConocoPhillips Co.
3.350%, 11/15/2024	1,500,000	1,449,054
Suncor Energy Inc.
3.600%, 12/01/2024	1,000,000	990,025
Canadian Natural Resources
3.900%, 02/01/2025	1,000,000	898,789
Woodside Finance Ltd. (a)
3.650%, 03/05/2025	2,000,000	1,857,908
Ensco PLC
5.200%, 03/15/2025	500,000	280,000

	Principal
	amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
3.250%, 05/11/2025	$1,500,000	$1,514,154
ConocoPhillips Co.
3.350%, 05/15/2025	1,000,000	956,501
Marathon Oil Corp.
3.850%, 06/01/2025	1,000,000	812,602
Occidental Petroleum Corp.
3.500%, 06/15/2025	500,000	512,056
Florida Gas Transmission Co. (a)
4.350%, 07/15/2025	1,500,000	1,424,362
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	965,238
Exxon Mobil Corp.
3.043%, 03/01/2026	1,000,000	1,023,461
Occidental Petroleum Corp.
3.400%, 04/15/2026	1,000,000	1,009,550

		49,185,404

Retailers (4.39%)
Target Corp.
5.875%, 07/15/2016	1,000,000	1,014,099
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	512,204
McDonald’s Corp.
5.300%, 03/15/2017	500,000	520,840
Target Corp.
5.375%, 05/01/2017	500,000	523,590
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	325,541
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,030,780
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,024,301
McDonald’s Corp.
1.875%, 05/29/2019	500,000	505,543
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	2,034,430
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,096,761
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,158,748
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,119,670
TJX Companies Inc., The
2.750%, 06/15/2021	1,500,000	1,556,384
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,090,971
Walgreens Boots Alliance
3.300%, 11/18/2021	1,000,000	1,029,725
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,034,538
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,060,855

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
2.625%, 06/01/2022	$500,000	$517,217
Walgreen Co.
3.100%, 09/15/2022	2,000,000	2,018,454
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	2,054,202
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	3,115,749
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	2,057,438
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,098,209
CVS Health Corp.
3.375%, 08/12/2024	1,500,000	1,575,630
Lowe’s Companies Inc.
3.125%, 09/15/2024	1,000,000	1,052,164
Walgreens Boots Alliance
3.800%, 11/18/2024	500,000	514,502
McDonald’s Corp.
3.375%, 05/26/2025	2,000,000	2,083,880
CVS Health Corp.
3.875%, 07/20/2025	1,000,000	1,079,125
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,072,213
Home Depot Inc.
3.000%, 04/01/2026	1,000,000	1,049,774

		36,927,537

Telecom & Telecom Equipment (2.75%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,021,535
Vodafone Group PLC
5.450%, 06/10/2019	500,000	551,177
Verizon Communications Inc.
2.625%, 02/21/2020	1,073,000	1,104,050
Cisco Systems Inc.
2.450%, 06/15/2020	1,000,000	1,038,496
Verizon Communications Inc.
4.500%, 09/15/2020	1,000,000	1,104,023
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,136,055
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,180,074
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,092,432
3.000%, 02/15/2022	1,000,000	1,020,347
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	977,001
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,484,690
AT&T Inc.
2.625%, 12/01/2022	1,000,000	990,288
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	997,059

	Principal
	amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Verizon Communications inc.
5.150%, 09/15/2023	$1,000,000	$1,154,213
AT&T Inc.
3.900%, 03/11/2024	1,000,000	1,055,372
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,087,261
3.500%, 11/01/2024	1,000,000	1,049,210
AT&T Inc.
3.400%, 05/15/2025	1,500,000	1,503,514
Cisco Systems Inc.
3.500%, 06/15/2025	1,000,000	1,084,831
2.950%, 02/28/2026	500,000	518,765

		23,150,393

Transportation (3.09%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	501,189
United Parcel Service Inc.
3.125%, 01/15/2021	1,500,000	1,605,488
Burlington Northern Santa Fe
3.050%, 03/15/2022	1,000,000	1,055,667
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	2,037,776
JB Hunt Transport Services Inc.
3.300%, 08/15/2022	1,000,000	1,019,343
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	524,851
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,078,982
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	2,001,044
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	2,056,008
Burlington Northern Santa Fe
3.000%, 03/15/2023	2,000,000	2,080,860
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	2,018,018
Burlington Northern Santa Fe
3.850%, 09/01/2023	2,000,000	2,188,912
CSX Corp.
3.700%, 11/01/2023	1,000,000	1,067,769
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,062,876
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	520,776
CSX Corp.
3.400%, 08/01/2024	1,000,000	1,034,577
Burlington Northern Santa Fe
3.000%, 04/01/2025	1,000,000	1,029,691
Union Pacific Corp.
3.250%, 08/15/2025	500,000	533,939
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	1,024,109

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
FedEx Corp.
3.250%, 04/01/2026	$500,000	$513,098

		25,954,973

Utilities & Energy (10.33%)
Ohio Power Co.
6.000%, 06/01/2016	500,000	503,694
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	509,118
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	512,656
Consolidated Edison Co. of New York
5.300%, 12/01/2016	500,000	513,324
Georgia Power Co.
5.700%, 06/01/2017	500,000	525,446
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,037,613
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	527,850
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,048,432
Union Electric Co.
6.400%, 06/15/2017	500,000	528,934
Florida Power Corp.
5.800%, 09/15/2017	500,000	532,926
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	533,033
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	529,927
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	532,245
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	499,392
Southern California Gas Co.
5.450%, 04/15/2018	500,000	539,219
Pacificorp
5.650%, 07/15/2018	500,000	547,492
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,020,907
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	579,752
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,028,709
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,060,490
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,062,784
Kentucky Utilities Co.
3.250%, 11/01/2020	1,000,000	1,054,464
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,054,364
Appalachian Power Co.
4.600%, 03/30/2021	500,000	543,382
Commonwealth Edison Co.
3.400%, 09/01/2021	1,000,000	1,068,784

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
3.250%, 09/15/2021	$1,000,000	$1,048,757
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,009,618
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,026,049
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	2,032,452
Detroit Edison Co.
2.650%, 06/15/2022	500,000	508,747
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,963,852
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,533,172
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	992,568
Ameren Illinois Co.
2.700%, 09/01/2022	2,000,000	2,039,112
PPL Electric Utilities
2.500%, 09/01/2022	500,000	509,892
Tampa Electric Co.
2.600%, 09/15/2022	500,000	496,770
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	1,000,813
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,583,286
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	997,882
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,527,712
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	2,011,316
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	2,001,630
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	2,011,514
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,018,778
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,995,440
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,046,996
Pacificorp
2.950%, 06/01/2023	1,000,000	1,025,803
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	2,071,744
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	3,135,477
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,044,325
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,048,097
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,296,516
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,137,904

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Nabors Industries Inc.
5.100%, 09/15/2023	$2,000,000	$1,551,666
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,138,460
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	522,146
Pacific Gas & Electric
3.400%, 08/15/2024	1,000,000	1,043,304
Southern California Gas Co.
3.150%, 09/15/2024	1,000,000	1,044,275
Commonwealth Edison Co.
3.100%, 11/01/2024	1,000,000	1,041,098
Consolidated Edison Co. of New York
3.300%, 12/01/2024	500,000	522,190
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,029,781
Ameren Illinois Co.
3.250%, 03/01/2025	500,000	524,466
Alabama Power Co.
2.800%, 04/01/2025	1,000,000	1,009,479
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	515,790
Public Service Company of Colorado
2.900%, 05/15/2025	500,000	514,074
Virginia Electric & Power Co.
3.100%, 05/15/2025	1,000,000	1,028,464
Appalachian Power Co.
3.400%, 06/01/2025	1,000,000	1,023,110
Wisconsin Electric Power
3.100%, 06/01/2025	1,000,000	1,036,913
Public Service Company of New Mexico
3.850%, 08/01/2025	1,500,000	1,563,488
Duke Energy Progress LLC
3.250%, 08/15/2025	2,000,000	2,098,168
Interstate Power & Light Co.
3.400%, 08/15/2025	1,000,000	1,045,369
Kansas City Power & Light Co.
3.650%, 08/15/2025	1,000,000	1,032,432
AEP Texas Central Co. (a)
3.850%, 10/01/2025	500,000	524,477
Jersey Central Power & Light (a)
4.300%, 01/15/2026	1,000,000	1,042,197
Virginia Electric & Power Co.
3.150%, 01/15/2026	1,000,000	1,034,299
Georgia Power Co.
3.250%, 04/01/2026	1,000,000	1,024,675
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	626,036

	Principal
	amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Northern States Power Co.
6.200%, 07/01/2037	$1,000,000	$1,348,467

		86,895,983

Total Corporate Bonds
(cost $563,996,564)		582,374,624

Government Agency Securities (b) (13.66%)
Agency Commercial Mortgage-Backed Securities (8.24%)
Federal Home Loan Mortgage Corp.
2.373%, 05/25/2022	10,000,000	10,311,260
2.682%, 10/25/2022	10,000,000	10,449,690
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,589,890
2.715%, 02/25/2022	7,000,000	7,274,372
2.482%, 04/25/2022	10,000,000	10,315,610
2.377%, 05/25/2022	10,000,000	10,201,680
2.509%, 11/25/2022	10,000,000	10,214,910

		69,357,412

Agency Mortgage-Backed Securities (4.52%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	10,875	11,229
5.000%, 09/01/2018	33,007	34,468
5.000%, 09/01/2018	17,702	18,278
4.500%, 11/01/2018	55,339	57,293
5.500%, 11/01/2018	15,969	16,463
5.000%, 01/01/2019	25,041	25,877
5.000%, 04/01/2019	32,216	33,523
4.500%, 05/01/2019	35,311	36,515
4.000%, 05/01/2019	24,677	25,663
5.500%, 06/01/2019	27,739	28,729
5.000%, 01/01/2020	35,047	36,897
5.500%, 04/01/2020	55,028	58,571
5.500%, 07/01/2020	87,224	92,226
5.000%, 05/01/2021	108,350	114,535
6.000%, 07/01/2021	90,874	98,194
4.500%, 05/01/2024	224,723	241,199
4.500%, 05/01/2024	95,672	102,599
4.500%, 09/01/2024	230,483	247,194
4.000%, 10/01/2024	327,214	346,028
4.000%, 01/01/2025	251,633	267,682
4.000%, 07/01/2025	256,585	273,885
4.500%, 08/01/2025	242,861	260,247
3.500%, 04/01/2026	380,278	402,167
2.500%, 02/01/2027	3,487,853	3,597,828
6.000%, 11/01/2028	6,918	7,831
6.500%, 06/01/2029	15,459	18,213
7.500%, 12/01/2030	851	888

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.000%, 07/01/2031	$1,299	$1,363
6.500%, 09/01/2031	2,448	2,874
6.000%, 11/01/2032	23,549	27,107
6.000%, 12/01/2032	12,659	14,500
5.500%, 05/01/2033	205,117	230,899
5.500%, 07/01/2033	198,652	221,945
5.000%, 08/01/2033	85,698	94,953
5.500%, 03/01/2034	37,820	41,967
5.000%, 04/01/2034	54,207	59,561
6.000%, 07/01/2034	194,988	221,419
5.500%, 05/01/2035	335,926	377,231
5.000%, 05/01/2035	219,951	244,306
4.500%, 08/01/2035	66,628	72,643
5.000%, 10/01/2035	49,902	55,075
6.500%, 08/01/2036	94,725	113,090
5.500%, 10/01/2037	92,593	103,654
5.500%, 11/01/2037	125,430	140,314
6.000%, 01/01/2038	69,187	78,316
6.000%, 01/01/2038	55,364	63,075
4.500%, 06/01/2039	457,449	497,850
5.000%, 06/01/2039	314,553	345,822
4.500%, 10/01/2039	602,645	655,929
5.000%, 10/01/2039	494,495	544,250
5.000%, 01/01/2040	263,100	290,048
4.500%, 02/01/2040	211,991	230,791
4.000%, 07/01/2041	1,266,588	1,355,297
Federal National Mortgage Association
5.500%, 12/01/2016	838	842
5.500%, 01/01/2017	4,798	4,844
6.500%, 01/01/2017	2,335	2,341
5.500%, 01/01/2017	1,559	1,572
5.500%, 02/01/2017	3,252	3,280
5.000%, 03/01/2017	7,247	7,476
6.000%, 04/01/2017	1,566	1,592
5.500%, 01/01/2018	8,235	8,411
5.000%, 02/01/2018	15,465	15,954
5.000%, 05/01/2018	45,721	47,172
5.000%, 05/01/2018	33,235	34,320
4.500%, 05/01/2018	32,683	33,805
4.500%, 05/01/2018	29,142	30,141
5.000%, 05/01/2018	18,432	19,033
4.500%, 03/01/2019	33,584	34,763
5.500%, 10/01/2019	133,941	140,370
5.000%, 11/01/2019	76,661	81,186
4.500%, 12/01/2019	45,703	47,631
5.000%, 06/01/2020	135,125	142,985
4.500%, 09/01/2020	63,139	65,717
5.500%, 05/01/2021	106,084	112,739
4.500%, 04/01/2023	20,868	21,862
5.000%, 01/01/2024	154,057	165,760
4.500%, 04/01/2024	42,002	44,762
4.000%, 06/01/2024	173,172	184,356
5.000%, 10/01/2024	285,698	299,476
4.500%, 11/01/2024	207,535	224,283

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
3.500%, 12/01/2025	$368,787	$391,252
3.000%, 12/01/2026	853,897	894,123
7.500%, 09/01/2029	13,714	15,954
8.000%, 03/01/2030	3,170	3,284
6.500%, 05/01/2030	11,120	13,085
7.000%, 08/01/2031	1,474	1,478
6.500%, 08/01/2031	1,259	1,440
6.500%, 10/01/2031	8,166	9,713
6.000%, 11/01/2031	8,022	9,141
7.000%, 01/01/2032	14,539	17,623
3.000%, 02/01/2032	3,859,199	4,022,107
3.000%, 02/01/2032	3,248,864	3,379,813
6.000%, 03/01/2032	10,909	12,433
6.500%, 03/01/2032	4,035	4,615
6.500%, 04/01/2032	23,905	27,340
7.000%, 04/01/2032	13,521	14,715
6.500%, 05/01/2032	97,813	111,869
6.000%, 05/01/2032	7,534	8,690
7.000%, 06/01/2032	23,155	28,196
7.000%, 06/01/2032	9,710	9,883
6.500%, 06/01/2032	2,361	2,700
6.500%, 07/01/2032	8,118	9,284
6.000%, 08/01/2032	69,552	80,322
5.500%, 10/01/2032	92,761	105,239
6.500%, 10/01/2032	49,039	56,086
6.000%, 11/01/2032	43,120	49,135
6.000%, 01/01/2033	31,277	35,640
5.500%, 03/01/2033	33,701	38,020
5.500%, 03/01/2033	25,751	29,092
6.000%, 04/01/2033	36,978	42,136
5.000%, 05/01/2033	129,078	143,469
5.000%, 05/01/2033	27,722	30,789
5.000%, 08/01/2033	162,643	180,714
5.500%, 10/01/2033	87,784	98,378
5.000%, 03/01/2034	200,885	223,277
5.500%, 05/01/2034	184,692	209,135
6.000%, 07/01/2034	104,538	120,094
5.500%, 12/01/2034	263,527	298,020
5.500%, 04/01/2035	141,201	159,326
5.000%, 07/01/2035	146,536	162,164
5.500%, 07/01/2035	131,241	148,530
5.000%, 10/01/2035	119,387	132,338
5.000%, 11/01/2035	41,555	45,986
6.000%, 08/01/2036	64,800	73,978
6.000%, 12/01/2037	33,465	38,172
5.500%, 02/01/2038	102,817	115,565
5.500%, 06/01/2038	257,830	290,175
4.500%, 03/01/2039	466,137	511,525
5.000%, 05/01/2039	451,270	499,081
4.500%, 05/01/2039	303,717	331,877
5.000%, 11/01/2039	740,477	833,484
4.500%, 01/01/2040	382,741	417,611
4.500%, 09/01/2040	728,051	794,492
3.500%, 01/01/2041	1,371,834	1,441,359

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.500%, 04/01/2041	$453,305	$494,853
5.000%, 05/01/2041	517,474	574,067
4.000%, 11/01/2041	1,332,652	1,428,131
Government National Mortgage Association
6.000%, 05/15/2017	7,200	7,248
6.500%, 06/15/2028	23,304	26,970
6.000%, 11/15/2028	15,393	17,557
6.500%, 03/15/2029	29,773	34,568
7.000%, 06/15/2029	16,610	16,853
7.500%, 08/20/2030	6,440	8,081
6.000%, 01/15/2032	10,303	11,919
5.500%, 10/15/2033	121,162	138,933
5.000%, 11/20/2033	202,738	224,672
6.000%, 12/20/2033	60,858	70,346
5.500%, 11/15/2038	168,650	189,241
5.000%, 09/15/2039	437,168	486,641
4.500%, 10/15/2039	700,373	764,294
5.000%, 12/15/2039	179,176	199,199
4.000%, 09/20/2040	1,530,539	1,649,478
4.500%, 03/20/2041	309,137	336,483
5.000%, 05/20/2041	250,378	276,830

		37,995,485

Agency Notes & Bonds (0.90%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,274,385
7.125%, 01/15/2030	500,000	765,436
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,528,846

		7,568,667

Total Government Agency Securities
(cost $110,544,018)		114,921,564

U.S. Treasury Obligations (12.74%)
7.500%, 11/15/2016	500,000	521,582
8.125%, 08/15/2019	750,000	928,096
6.875%, 08/15/2025	5,000,000	7,220,115
2.625%, 04/30/2016	1,000,000	1,001,902
3.250%, 07/31/2016	2,000,000	2,018,946
3.000%, 08/31/2016	1,000,000	1,010,654
2.750%, 05/31/2017	5,000,000	5,120,115
4.250%, 11/15/2017	12,000,000	12,676,872
3.500%, 02/15/2018	9,000,000	9,463,707
3.875%, 05/15/2018	2,000,000	2,133,516
3.750%, 11/15/2018	17,000,000	18,303,560
1.625%, 06/30/2020	5,000,000	5,099,220
2.625%, 08/15/2020	5,000,000	5,313,280
2.375%, 08/15/2024	10,000,000	10,531,250
2.250%, 11/15/2024	5,000,000	5,212,890
2.000%, 02/15/2025	10,000,000	10,213,670
2.250%, 11/15/2025	10,000,000	10,407,420

Total U.S. Treasury Obligations
(cost $103,103,919)		107,176,795

	Shares	Value
Short-term Investments (3.97%)
JPMorgan U.S. Government Money Market Fund	33,374,613	$33,374,613

Total Short-term Investments
(cost $ 33,374,613)		33,374,613

TOTAL INVESTMENTS (99.61%)
(cost $ 811,019,114)		837,847,596
OTHER ASSETS, NET OF LIABILITIES (0.39%)		3,288,200

NET ASSETS (100.00%)		$841,135,796

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $20,109,399 or 2.39% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (96.04%)
Alabama (2.17%)
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	$1,025,000	$1,158,434
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	559,280
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,089,000
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,071,393
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	749,627
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,554,608
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	772,805
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,114,110
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	813,960
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	856,362

					11,739,579

Alaska (1.14%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,095,700
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,515,682
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,162,719
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,410,084

					6,184,185

Arizona (8.32%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	A2	1,900,000	2,043,659
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	885,000	926,967
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,351,652
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,355,861
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,102,660
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,119,590
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Economically Defeased to 07-01-2019 @ 100) (b)	5.000%	07/01/2023	A+	1,460,000	1,649,639
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	967,208
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,379,035
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	335,208
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	A2	1,500,000	1,684,470
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,236,653
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,414,060
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,268,520
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	556,505
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,259,016
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	2,076,417
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,229,860
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	2,000,000	2,238,460

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	$1,000,000	$1,200,430
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,821,248
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,599,701
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,323,430
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,192,840
Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series B (2016) (c)	4.000%	07/01/2030	A+	1,450,000	1,614,227

					44,947,316

Arkansas (3.43%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,125,710
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,087,540
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,558,305
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	664,478
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,314,201
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,313,002
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,071,580
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,433,251
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,954,000

					18,522,067

California (3.72%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A (Prerefunded to 07-15-2017 @ 100) (b)	5.000%	07/15/2020	Aaa	900,000	950,796
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects) (Prerefunded to 05-01-2017 @ 100) (b)	4.500%	05/01/2022	AA-	560,000	583,369
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,050,340
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	953,835
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	Aa3	1,300,000	1,415,830
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	1,002,335
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	Aa1	1,440,000	1,631,563
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,676,413
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,108,890
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008 (Prerefunded to 07-01-2016 @ 100) (b)	5.000%	07/01/2030	AA	1,000,000	1,010,920
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,193,380
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA-	1,500,000	1,823,040
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	840,000	996,181
Santa Monica-Malibu Unified School District, (Los Angeles County, California), Election of 2012 General Obligation Bonds, Series B	5.000%	07/01/2032	AA	1,920,000	2,331,379
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2032	A+	1,000,000	1,201,180

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
East Side Union High School District, (Santa Clara County, California), 2015 General Obligation Refunding Bonds	5.000%	08/01/2033	A+	$1,000,000	$1,193,860

					20,123,311

Colorado (1.68%)
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,126,050
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,040,241
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,498,446
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	740,000	775,416
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	439,552
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,316,049
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,525,508
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,345,103

					9,066,365

Connecticut (0.89%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,097,446
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,312,102
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	950,000	970,852
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B (Prerefunded to 11-15-2016 @ 100) (b)	4.000%	11/15/2026	AAA	620,000	633,609
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	778,688

					4,792,697

Delaware (0.66%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,291,525
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,241,464
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	55,256

					3,588,245

Florida (3.66%)
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A	4.200%	07/01/2021	AA-	800,000	814,416
State of Florida, Department of Transportation, Turnpike Revenue Refunding Bonds, Series 2016A (Economically Defeased to 07-01-2016 @ 101) (b)	4.200%	07/01/2021	NR	700,000	713,251
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	835,189
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	AA-	3,130,000	3,654,087
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,103,460
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A (Prerefunded to 10-01-2021 @ 100) (b)	5.000%	10/01/2026	Aa2	400,000	480,744
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,033,290
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,807,304
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,154,478

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Broward County, Florida Water and Sewer Utility Revenue Refunding Bonds, Series 2015A	5.000%	10/01/2030	Aa1	$1,400,000	$1,724,618
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,408,370
City of Pembroke Pines, Florida, General Obligation Bonds, Series 2015	5.000%	09/01/2032	Aa2	2,500,000	3,044,300

					19,773,507

Georgia (0.96%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	353,920
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,328,980
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,126,100
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,350,299

					5,159,299

Hawaii (0.42%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,268,880

Idaho (1.04%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,642,543
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,506,862
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,475,517

					5,624,922

Indiana (0.99%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,134,960
Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015F	5.000%	07/15/2031	AA-	1,735,000	2,093,711
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	75,000	77,808
Valparaiso Multi-Schools Building Corporation, (Porter County, Indiana), Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2015	5.000%	07/15/2034	A+	1,720,000	2,043,257

					5,349,736

Iowa (2.11%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	372,488
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,646,278
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,494,670
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D (Crossover Refunding to 06-01-2016 @ 100) (b)	4.250%	06/01/2025	Aa2	1,015,000	1,020,440
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,929,496
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,333,640
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,626,508

					11,423,520

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (2.40%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	$2,140,000	$2,214,600
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2027	Aaa	1,840,000	2,004,496
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A (Crossover Refunding to 09-01-2018 @ 100) (b)	4.750%	09/01/2028	Aaa	2,460,000	2,679,924
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,581,762
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding and Improvement Bonds, Series 2015-A	5.000%	10/01/2031	Aaa	2,630,000	3,244,868
Unified School District No. 497, Douglas County, Kansas, (Lawrence), General Obligation Refunding and Improvement Bonds, Series 2016-A	5.000%	09/01/2035	Aa2	1,065,000	1,262,153

					12,987,803

Kentucky (1.48%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	A1	110,000	117,877
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A	2,700,000	2,816,289
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,021,690
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A	2,545,000	2,654,257
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,367,837

					7,977,950

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	277,035

Maine (0.17%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	934,911

Maryland (0.92%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,030,515
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,966,328

					4,996,843

Massachusetts (1.00%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	487,473
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	223,652
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	196,205
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	973,494
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,177,200
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,348,180

					5,406,204

Michigan (5.48%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,084,080
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	834,242
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	260,588
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,759,420

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2024	Aa2	$1,000,000	$1,043,950
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,091,586
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	1,600,000	1,698,736
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa3	4,240,000	4,608,626
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,911,872
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,165,800
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	870,810
Hamilton Community Schools, County of Allegan, State of Michigan, 2015 Refunding Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2030	AA-	885,000	1,045,459
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,155,600
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,172,540
Zeeland Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2015 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,535,000	1,786,494
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,083,512
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	1,062,620

					29,635,935

Minnesota (0.83%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,121,390
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,814,450
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	571,350

					4,507,190

Mississippi (0.73%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	A3	1,000,000	1,142,080
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	A3	1,000,000	1,121,760
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	Aa2	1,480,000	1,683,322

					3,947,162

Missouri (2.20%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	501,870
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	1,000,000	1,108,410
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	440,000	458,599
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2025	NR	560,000	580,602

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (Cont.)
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	$2,490,000	$2,768,133
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,992,990
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,169,000
Reorganized School District No. 7 of Jackson County, Missouri, (Lee’s Summit R-7), General Obligation School Building Bonds, Series 2016 (c)	5.000%	03/01/2036	AA+	2,000,000	2,328,540

					11,908,144

Montana (0.43%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	316,017
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	429,921
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	293,737
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	578,891
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	719,151

					2,337,717

Nebraska (2.34%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,298,323
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,192,898
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,628,985
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,084,053
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2031	A+	725,000	869,108
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,411,020
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2032	A+	850,000	1,013,344
Sarpy County School District 0037, In the State of Nebraska, (Gretna Public Schools), General Obligation School Building and Refunding Bonds, Series 2015	5.000%	12/15/2033	A+	970,000	1,150,954

					12,648,685

New Hampshire (0.10%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2024	Aa3	500,000	526,960

New Jersey (4.13%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A3	1,300,000	1,303,926
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	631,603
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,344,672
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	200,352
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	223,834
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	781,087
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,569,671

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	$370,000	$421,042
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,502,918
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,567,572
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,649,701
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	966,025
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA+	1,440,000	1,620,893
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,231,467
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,593,163
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	712,341
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA+	1,495,000	1,667,867
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	1,015,238
The Board of Education of the Township of Livingston, In the County of Essex, New Jersey, Refunding School Bonds	4.500%	07/15/2033	AA+	1,160,000	1,324,175

					22,327,547

New Mexico (1.50%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,873,851
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,884,722
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,750,300
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	528,872
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,093,230

					8,130,975

New York (2.34%)
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	446,667
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,087,020
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,400,367
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	720,058
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	528,508
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,106,170
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,075,530
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,024,642
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,072,013
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,209,570
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa1	2,500,000	2,970,600

					12,641,145

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (3.03%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	$1,355,000	$1,510,229
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,242,540
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,371,475
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A (Prerefunded to 05-01-2020 @ 100) (b)	4.000%	05/01/2026	Aaa	1,000,000	1,118,560
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,677,945
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2026	Aa2	195,000	205,481
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B (Prerefunded to 04-01-2022 @ 100) (b)	4.000%	04/01/2027	Aaa	4,000,000	4,642,840
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,738,230
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2027	Aa2	300,000	316,125
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	481,827
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,079,980

					16,385,232

North Dakota (0.27%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,447,381

Ohio (3.25%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	769,800
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,221,070
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,143,990
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,486,108
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,176,510
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,674,525
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,233,300
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,808,187
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,061,451
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,843,313
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,136,246

					17,554,500

Oklahoma (1.41%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,749,050
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,164,490
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,192,121
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	434,180
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	892,438
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,185,000

					7,617,279

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (3.27%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	$1,070,000	$1,190,525
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	1,983,866
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,494,378
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,685,610
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	598,380
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	346,431
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	640,205
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A+	3,585,000	4,366,817
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,123,420
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,046,596
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2033	AA-	400,000	482,632
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2034	AA-	400,000	480,360
Central Lincoln People’s Utility District, Oregon, Electric System Revenue Bonds, Series 2016	5.000%	12/01/2035	AA-	415,000	496,029
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,730,115

					17,665,364

Pennsylvania (3.29%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	1,009,115
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa1	2,575,000	2,965,344
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,653,795
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,111,918
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,162,160
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,370,181
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,810,065
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,220,941
The Municipal Authority of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,188,320
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,917,898
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2033	Aa3	975,000	1,128,670
North Penn Water Authority, Water Revenue Bonds, Series of 2015	5.000%	11/01/2034	Aa3	1,075,000	1,238,422

					17,776,829

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (0.73%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	$1,000,000	$1,053,750
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,339,747
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	529,095

					3,922,592

South Carolina (5.08%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,965,750
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,034,900
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,145,776
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,500,000	1,551,795
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	Aa2	2,620,000	2,941,919
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	NR	3,380,000	3,791,177
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A (Prerefunded to 01-01-2019 @ 100) (b)	5.375%	01/01/2028	A1	120,000	134,598
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	Aa2	2,850,000	3,178,348
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	Aa2	1,525,000	1,715,549
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,185,830
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,132,931
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2032	AA-	305,000	352,757
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2033	AA-	640,000	737,344
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2034	AA-	670,000	768,919
Town of Fort Mill, South Carolina, Waterworks and Sewer System, Improvement Revenue Bonds, Series 2015	5.000%	12/01/2035	AA-	705,000	805,963

					27,443,556

Tennessee (3.18%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	189,420
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,398,240
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	1,000,000	1,081,660
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,322,055
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa2	1,000,000	1,129,260
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,673,650
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,328,142
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A (Prerefunded to 05-15-2018 @ 100) (b)	4.750%	05/15/2026	AA+	1,175,000	1,272,736
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	875,936
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	899,215

					17,170,314

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (2.34%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	$2,000,000	$2,280,720
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008 (Prerefunded to 02-01-2018 @ 100) (b)	5.750%	02/01/2027	Aa3	1,500,000	1,635,750
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	Aa1	2,000,000	2,164,840
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008 (Prerefunded to 02-01-2017 @ 100) (b)	5.000%	02/01/2029	AA	900,000	932,427
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,737,180
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	Aa1	1,000,000	1,094,010
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,804,946

					12,649,873

Utah (0.66%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,128,200
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	540,720
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	500,000	565,280
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,305,083

					3,539,283

Virginia (3.44%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,005,921
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	534,534
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia (Prerefunded to 01-15-2018 @ 100) (b)	4.375%	01/15/2023	Aa1	1,550,000	1,649,588
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,832,248
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,012,690
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,189,871
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	372,190
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,095,822
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,196,197
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,301,922
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,412,976

					18,603,959

Washington (4.27%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,420,000	1,430,025
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,460,050
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA+	2,000,000	2,215,780
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2026	AA+	2,500,000	2,714,525
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	740,221
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,778,767

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	$445,000	$485,224
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,580,632
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,572,353
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2031	AA-	295,000	350,115
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,284,778
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2032	AA-	375,000	442,624
City of Pasco, Washington, Water and Sewer Improvement and Refunding Revenue Bonds, 2015	5.000%	12/01/2033	AA-	865,000	1,016,193

					23,071,287

West Virginia (3.04%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,600,444
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,572,942
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,571,251
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,673,384
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,968,576
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	3,050,849

					16,437,446

Wisconsin (1.49%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	1,925,000	2,113,631
School District of Elmbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	921,884
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,652,884
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,356,580

					8,044,979

Total Long-term Municipal Bonds
(cost $491,621,942)					519,085,709

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Short-term Investments (3.49%)
JPMorgan Tax Free Money Market Fund	18,878,014	$18,878,014

Total Short-term Investments
(cost $18,878,014)		18,878,014

TOTAL INVESTMENTS (99.53%)
(cost $510,499,956)		537,963,723
OTHER ASSETS, NET OF LIABILITIES (0.47%)		2,553,764

NET ASSETS (100.00%)		$540,517,487

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

(c)	Security purchased on a “when-issued” basis.

NR - Not Rated

72	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Short-term Investments (99.56%)
Agriculture, Foods, & Beverage (9.02%)
Coca-Cola Co. (a)
0.490%, 04/25/2016	$5,447,000	$5,445,221
Nestle Finance International Ltd.
0.470%, 04/19/2016	8,418,000	8,416,022
0.480%, 04/20/2016	9,713,000	9,710,539
Pepsico Inc. (a)
0.400%, 04/12/2016	9,245,000	9,243,870

		32,815,652

Automotive (2.75%)
American Honda Finance Corp.
0.450%, 04/07/2016	5,655,000	5,654,576
0.490%, 04/13/2016	4,360,000	4,359,288

		10,013,864

Government Agency Securities (b) (42.82%)
Federal Home Loan Bank
0.325%, 04/20/2016	9,863,000	9,861,308
0.335%, 04/22/2016	20,000,000	19,996,092
0.295%, 04/25/2016	18,500,000	18,496,345
0.305%, 04/25/2016	2,970,000	2,969,413
0.346%, 04/27/2016	14,339,000	14,335,417
0.390%, 04/29/2016	1,800,000	1,799,454
0.320%, 05/03/2016	3,800,000	3,798,919
0.320%, 05/04/2016	14,000,000	13,995,893
0.320%, 05/04/2016	3,900,000	3,898,856
0.305%, 05/13/2016	13,334,000	13,329,255
0.305%, 05/16/2016	13,000,000	12,995,044
0.295%, 05/20/2016	5,154,000	5,151,931
0.360%, 06/24/2016	12,630,000	12,619,391
0.300%, 06/28/2016	1,000,000	999,267
0.340%, 06/30/2016	6,900,000	6,894,135
Federal National Mortgage Association
0.301%, 04/21/2016	2,008,000	2,007,663
0.335%, 05/25/2016	10,000,000	9,994,975
0.530%, 07/06/2016	2,695,000	2,691,191

		155,834,549

Health Care (10.04%)
Pfizer Inc. (a)
0.460%, 04/18/2016	18,130,000	18,126,062
Roche Holdings Inc. (a)
0.410%, 04/06/2016	17,030,000	17,029,030
0.420%, 04/27/2016	1,383,000	1,382,580

		36,537,672

Machinery & Manufacturing (5.30%)
Caterpillar Finance Service Corp.
0.450%, 04/06/2016	1,762,000	1,761,890
0.500%, 04/19/2016	4,873,000	4,871,782
Honeywell International Inc. (a)
0.450%, 04/08/2016	12,647,000	12,645,893

		19,279,565

	Principal
	amount	Value
Short-term Investments (Cont.)
Media & Broadcasting (2.50%)
Walt Disney Co., The (a)
0.480%, 04/22/2016	$9,087,000	$9,084,456

Oil & Gas (8.10%)
Chevron Corp. (a)
0.450%, 04/22/2016	18,130,000	18,125,241
Exxon Mobil Corp.
0.440%, 04/04/2016	7,423,000	7,422,728
0.420%, 04/15/2016	1,757,000	1,756,713
0.430%, 04/21/2016	2,181,000	2,180,479

		29,485,161

	Shares	Value
Registered Investment Companies (0.01%)
JPMorgan U.S. Government Money Market Fund	45,656	$45,656

	Principal amount	Value
U.S. Government Obligations (19.02%)
U.S. Treasury Bill
0.304%, 04/28/2016	$3,000,000	$2,999,317
0.275%, 05/05/2016	4,400,000	4,398,856
0.260%, 05/12/2016	17,260,000	17,254,889
0.259%, 05/19/2016	17,700,000	17,693,888
0.313%, 05/26/2016	10,000,000	9,995,218
0.288%, 06/02/2016	5,900,000	5,897,079
0.326%, 06/16/2016	6,100,000	6,095,836
0.320%, 06/16/2016	4,900,000	4,896,656

		69,231,739

Total Short-term Investments
(cost $ 362,328,314)		362,328,314

TOTAL INVESTMENTS (99.56%)
(cost $ 362,328,314)		362,328,314
OTHER ASSETS, NET OF LIABILITIES (0.44%)		1,592,652

NET ASSETS (100.00%)		$363,920,966

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that this entity continues to meet its obligations to holders of bonds it has issued or guaranteed.

See accompanying notes to schedules of investments.	73

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Commercial Mortgage-Backed Securities (0.01%)
VFC LLC, Series 2014-2, Class A (a)
2.750%, 07/20/2030	$60,301	$60,213

Total Commercial Mortgage-Backed Securities
(cost $60,301)		60,213

	Shares	Value
Exchange-Traded Funds (b) (99.88%)
Equity Funds (40.03%)
iShares Cohen & Steers REIT ETF	180,653	$18,636,163
iShares Core MSCI EAFE ETF	1,964,771	104,407,931
iShares Core MSCI Emerging Markets ETF	742,299	30,894,484
iShares MSCI Canada ETF	393,570	9,331,545
iShares Russell 1000 ETF	2,495,616	284,674,917
iShares Russell 2000 ETF	497,706	55,056,238

		503,001,278

Fixed Income Funds (59.85%)
iShares Core U.S. Aggregate Bond ETF	5,772,028	639,771,584
iShares TIPS Bond ETF	978,454	112,169,967

		751,941,551

Total Exchange-Traded Funds
(cost $1,247,217,269)		1,254,942,829

Short-term Investments (0.24%)
State Street Institutional U.S. Government Money Market Fund	2,979,034	2,979,034

Total Short-term Investments
(cost $2,979,034)		2,979,034

TOTAL INVESTMENTS (100.13%)
(cost $1,250,256,604)		1,257,982,076
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(1,584,059)

NET ASSETS (100.00%)		$1,256,398,017

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of this security amounted to $60,213 or 0.01% of net assets.

(b)	BlackRock, as subadvisor to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

74	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal
	amount	Value
Commercial Mortgage-Backed Securities (0.00%)
VFC LLC, Series 2014-2, Class A (a)
2.750%, 07/20/2030	$80,748	$80,630

Total Commercial Mortgage-Backed Securities
(cost $80,748)		80,630

	Shares	Value
Exchange-Traded Funds (b) (100.01%)
Equity Funds (51.52%)
iShares Cohen & Steers REIT ETF	789,536	$81,448,534
iShares Core MSCI EAFE ETF	4,484,486	238,305,586
iShares Core MSCI Emerging Markets ETF	1,723,410	71,728,324
iShares MSCI Canada ETF	904,286	21,440,621
iShares Russell 1000 ETF	5,222,503	595,730,917
iShares Russell 2000 ETF	685,485	75,828,351

		1,084,482,333

Fixed Income Funds (48.49%)
iShares Core U.S. Aggregate Bond ETF	7,876,647	873,047,554
iShares TIPS Bond ETF	1,287,941	147,649,556

		1,020,697,110

Total Exchange-Traded Funds
(cost $2,087,618,920)		2,105,179,443

Short-term Investments (0.15%)
State Street Institutional U.S. Government Money Market Fund	3,205,066	3,205,066

Total Short-term Investments
(cost $3,205,066)		3,205,066

TOTAL INVESTMENTS (100.16%)
(cost $2,090,904,734)		2,108,465,139
LIABILITIES, NET OF OTHER ASSETS (-0.16%)		(3,384,691)

NET ASSETS (100.00%)		$2,105,080,448

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of this security amounted to $80,630 or less than 0.01% of net assets.

(b)	BlackRock, as subadvisor to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

See accompanying notes to schedules of investments.	75

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal amount	Value
Commercial Mortgage-Backed Securities (0.00%)
VFC LLC, Series 2014-2, Class A (a)
2.750%, 07/20/2030	$44,706	$44,641

Total Commercial Mortgage-Backed Securities
(cost $44,706)		44,641

	Shares	Value
Exchange-Traded Funds (b) (99.83%)
Equity Funds (73.46%)
iShares Cohen & Steers REIT ETF	1,627,819	$167,925,808
iShares Core MSCI EAFE ETF	6,710,684	356,605,748
iShares Core MSCI Emerging Markets ETF	2,639,278	109,846,750
iShares MSCI Canada ETF	1,371,298	32,513,475
iShares Russell 1000 ETF	7,248,916	826,883,848
iShares Russell 2000 ETF	433,643	47,969,589

		1,541,745,218

Fixed Income Funds (26.37%)
iShares Core U.S. Aggregate Bond ETF	4,311,565	477,893,865
iShares TIPS Bond ETF	657,664	75,394,601

		553,288,466

Total Exchange-Traded Funds
(cost $2,082,561,905)		2,095,033,684

	Shares	Value
Short-term Investments (0.26%)
State Street Institutional U.S. Government Money Market Fund	5,422,665	$5,422,665

Total Short-term Investments
(cost $ 5,422,665)		5,422,665

TOTAL INVESTMENTS (100.09%)
(cost $ 2,088,029,276)		2,100,500,990
LIABILITIES, NET OF OTHER ASSETS (-0.09%)		(1,863,889)

NET ASSETS (100.00%)		$2,098,637,101

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of this security amounted to $44,641 or less than 0.01% of net assets.

(b)	BlackRock, as subadvisor to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of March 31, 2016, investment in an issuer considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

	Shares Held at	Shares	Shares	Shares Held at	Value at
Security	December 31, 2015	Purchased	Sold	March 31, 2016	March 31, 2016
iShares Russell 1000 ETF	7,194,364	198,590	144,038	7,248,916	$826,883,848

76	See accompanying notes to schdules of investments.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal amount	Value
Commercial Mortgage-Backed Securities (0.00%)
VFC LLC, Series 2014-2, Class A (a)
2.750%, 07/20/2030	$9,704	$9,690

Total Commercial Mortgage-Backed Securities
(cost $9,704)		9,690

	Shares	Value
Exchange-Traded Funds (b) (99.82%)
Equity Funds (92.52%)
iShares Cohen & Steers REIT ETF	1,716,296	$177,053,095
iShares Core MSCI EAFE ETF	6,392,442	339,694,368
iShares Core MSCI Emerging Markets ETF	2,459,537	102,365,930
iShares MSCI Canada ETF	1,283,107	30,422,467
iShares Russell 1000 ETF	6,499,714	741,422,376
iShares Russell 2000 ETF	184,177	20,373,660

		1,411,331,896

Fixed Income Funds (7.30%)
iShares Core U.S. Aggregate Bond ETF	890,326	98,683,734
iShares TIPS Bond ETF	110,468	12,664,051

		111,347,785

Total Exchange-Traded Funds
(cost $1,520,693,016)		1,522,679,681

	Shares	Value
Exchange-Traded Funds (Cont.)
Fixed Income Funds (Cont.)
Short-term Investments (0.23%)
State Street Institutional U.S. Government Money Market Fund	3,509,431	$3,509,431

Total Short-term Investments
(cost $ 3,509,431)		3,509,431

TOTAL INVESTMENTS (100.05%)
(cost $ 1,524,212,151)		1,526,198,802
LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(764,198)

NET ASSETS (100.00%)		$1,525,434,604

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of this security amounted to $9,690 or less than 0.01% of net assets.

(b)	BlackRock, as subadvisor to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

As of March 31, 2016, investment in an issuer considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, was as follows:

	Shares Held at	Shares	Shares	Shares Held at	Value at
Security	December 31, 2015	Purchased	Sold	March 31, 2016	March 31, 2016
iShares Russell 1000 ETF	6,446,437	134,558	81,281	6,499,714	$741,422,376

See accompanying notes to schedules of investments.	77

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Exchange-Traded Funds (a) (99.63%)
Equity Funds (98.62%)
iShares Cohen & Steers REIT ETF	422,639	$43,599,439
iShares Core MSCI EAFE ETF	1,542,143	81,949,479
iShares Core MSCI Emerging Markets ETF	600,832	25,006,628
iShares MSCI Canada ETF	313,169	7,425,237
iShares Russell 1000 ETF	1,508,872	172,117,029
iShares Russell 2000 ETF	39,475	4,366,724

		334,464,536

Fixed Income Funds (1.01%)
iShares Core U.S. Aggregate Bond ETF	30,821	3,416,200

Total Exchange-Traded Funds
(cost $340,019,521)		337,880,736

Short-term Investments (0.54%)
State Street Institutional U.S.
Government Money Market Fund	1,830,750	1,830,750

Total Short-term Investments
(cost $1,830,750)		1,830,750

TOTAL INVESTMENTS (100.17%)
(cost $341,850,271)		339,711,486
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(563,327)

NET ASSETS (100.00%)		$339,148,159

(a)	BlackRock, as subadvisor to the LifePath Funds, is an affiliate of the LifePath Funds. BlackRock or its affiliates serve as the investment adviser to each of the iShares ETFs.

78	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the MSCI Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2016, the Tax Advantaged Bond Fund had commitments of $3,927,727 (representing 0.73% of net assets) for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as Money Market Fund. The amendments are generally intended to increase the transparency of risks associated with investments in money market funds and address circumstances in which money market funds may face heavy redemptions. In response to the revised amendments, in December 2015 the Board of Trustees approved the transition of the Money Market Fund to a Government money market fund. A Government money market fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are fully collateralized. The change, planned for the second quarter of 2016, will allow the Money Market Fund to maintain a stable net asset value per share and not require liquidity fees or temporary suspensions of redemptions.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2016:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$527,007,614	$—	$—	$527,007,614
Short-term Investments	17,332,263	—	—	17,332,263
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	254,667,886	—	—	254,667,886
Short-term Investments	7,788,198	—	—	7,788,198
International Equity Fund					—	—	—	—
Common Stocks (a)	129,900,955	—	—	129,900,955
Preferred Stocks (a)	26,808	—	—	26,808
Short-term Investments	5,712,248	—	—	5,712,248
S&P 500 Index Fund					1,731,119	—	—	1,731,119
Common Stocks (a)	1,148,353,616	—	—	1,148,353,616
Short-term Investments	48,902,330	—	—	48,902,330
Small Cap Index Fund					241,944	—	—	241,944
Common Stocks (a)	409,763,674	40,312	11,896	409,815,882
Short-term Investments	4,247,620	993,455	—	5,241,075
International Index Fund					(148,317)	83,318	—	(64,999)
Common Stocks (a)	239,660,896	189,976	0	239,850,872
Preferred Stocks (a)	1,296,354	—	—	1,296,354
Short-term Investments	6,038,626	—	—	6,038,626
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	350,973,857	—	—	350,973,857
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	582,374,624	—	582,374,624
Agency Commercial
Mortgage-Backed Securities	—	69,357,412	—	69,357,412
Agency Mortgage-Backed Securities	—	37,995,485	—	37,995,485
Agency Notes & Bonds	—	7,568,667	—	7,568,667
U.S. Treasury Obligations	—	107,176,795	—	107,176,795
Short-term Investments	33,374,613	—	—	33,374,613
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	519,085,709	—	519,085,709
Short-term Investments	18,878,014	—	—	18,878,014
Money Market Fund					—	—	—	—
Short-term Investments	45,656	362,282,658	—	362,328,314
LifePath Retirement Fund					—	—	—	—
Commercial Mortgage-Backed
Securities	—	60,213	—	60,213
Exchange-Traded Funds	1,254,942,829	—	—	1,254,942,829
Short-term Investments	2,979,034	—	—	2,979,034
LifePath 2020 Fund					—	—	—	—
Commercial Mortgage-Backed
Securities	—	80,630	—	80,630
Exchange-Traded Funds	2,105,179,443	—	—	2,105,179,443
Short-term Investments	3,205,066	—	—	3,205,066

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath 2030 Fund					$—	$—	$—	$—
Commercial Mortgage-Backed
Securities	$—	$44,641	$—	$44,641
Exchange-Traded Funds	2,095,033,684	—	—	2,095,033,684
Short-term Investments	5,422,665	—	—	5,422,665
LifePath 2040 Fund					—	—	—	—
Commercial Mortgage-Backed
Securities	—	9,690	—	9,690
Exchange-Traded Funds	1,522,679,681	—	—	1,522,679,681
Short-term Investments	3,509,431	—	—	3,509,431
LifePath 2050 Fund					—	—	—	—
Exchange-Traded Funds	337,880,736	—	—	337,880,736
Short-term Investments	1,830,750	—	—	1,830,750

On December 31, 2015, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On March 31, 2016, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on March 31, 2016 at $129,927,763 were transferred from Level 2 to Level 1 in the International Equity Fund and $240,957,250 of common stocks and preferred stocks were transferred between Level 2 and Level 1 in the International Index Fund.

For the remaining funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2016 as compared to December 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2015	$4,307
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,307)
Purchases	—
Issuances	—
Sales	—
Transfers in	11,896
Transfers out	—

Balance as of March 31, 2016	$11,896

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2015 or for the period ended March 31, 2016. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2015 or for the period ended March 31, 2016.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

4.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. This Fund bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

5.	Income Taxes

As of March 31, 2016, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$461,993,148	$95,179,808	$(12,833,079)	$82,346,729
Small/Mid Cap Equity Fund	252,362,253	27,804,832	(17,711,001)	10,093,831
International Equity Fund	120,075,418	23,198,245	(7,633,652)	15,564,593
S&P 500 Index Fund	750,568,665	467,750,302	(21,063,021)	446,687,281
Small Cap Index Fund	346,667,525	133,496,589	(65,107,157)	68,389,432
International Index Fund	221,871,226	66,864,392	(41,549,766)	25,314,626
Equity and Bond Fund	309,538,885	41,434,972	—	41,434,972
Bond Fund	811,019,114	30,208,903	(3,380,421)	26,828,482
Tax Advantaged Bond Fund	510,499,956	27,463,767	—	27,463,767
Money Market Fund	362,328,314	—	—	—
LifePath Retirement Fund	1,251,594,431	19,127,416	(12,739,771)	6,387,645
LifePath 2020 Fund	2,091,462,272	43,458,521	(26,455,654)	17,002,867
LifePath 2030 Fund	2,088,796,893	48,782,390	(37,078,293)	11,704,097
LifePath 2040 Fund	1,524,703,542	34,603,419	(33,108,159)	1,495,260
LifePath 2050 Fund	342,054,734	4,582,937	(6,926,185)	(2,343,248)
The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date May 16, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date May 16, 2016